UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Claudia Digiacomo
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-5032

Date of fiscal year end:	10/31/2005

Date of reporting period:	1/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Strategic Partners International Growth Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 92.1%
COMMON STOCK – 91.2%
Australia – 4.4%
Macquarie Bank Ltd.	148,449	$5,619,713
Toll Holdings Ltd.	233,388	2,389,206
Wesfarmers Ltd.	140,626	4,282,826

		12,291,745

Austria – 2.0%
Erste Bank der Oesterreichischen Sparkassen AG	113,956	5,629,914

Bermuda – 2.1%
Accenture Ltd. (Class “A” Stock)*	221,300	5,764,865

Canada – 5.7%
Alimentation Couche-Tard, Inc. (Class “B” Stock)*	39,600	1,244,731
Canadian National Railway Co.	81,300	4,829,184
Manulife Financial Corp.	61,600	2,709,755
Precision Drilling Corp.*	32,400	2,203,174
Research in Motion Ltd.*	42,200	3,003,912
Shoppers Drug Mart Corp.*	54,100	1,709,224
Suncor Energy, Inc.	10,000	320,048

		16,020,028

China – 1.4%
CNOOC Ltd.	7,338,000	3,880,723

France – 6.6%
Dassault Systemes SA	56,700	2,637,880
Essilor International SA	38,700	2,749,368
Hermes International Designs	7,300	1,432,138
JC Decaux SA*	60,400	1,614,834
Sanofi-Aventis	127,657	9,526,765
Vivendi Universal SA*	20,220	639,700

		18,600,685

Germany – 10.0%
Celesio AG	73,900	5,734,634
Continental AG	70,600	4,900,605
E.ON AG	79,000	7,076,779
Puma AG Rudolf Dassler Sport	7,700	1,897,950
SAP AG	53,440	8,309,900

		27,919,868

Greece – 2.5%
Coca-Cola Hellenic Bottling Co. SA	65,900	1,554,853
EFG Eurobank Ergasias SA	82,300	2,654,147
National Bank of Greece SA	85,100	2,868,689

		7,077,689

Hong Kong – 3.3%
Esprit Holdings Ltd.	515,500	2,980,686
Standard Chartered PLC	158,817	2,920,586
Techtronic Industries Co. Ltd.	1,519,900	3,400,333

		9,301,605

India – 1.9%
HDFC Bank Ltd.	127,400	1,647,109
Infosys Technologies Ltd.	77,932	3,690,412

		5,337,521

Ireland – 1.0%
Anglo Irish Bank Corp. PLC	113,092	2,755,109

Israel – 0.2%
Teva Pharmaceutical Industries Ltd. [ADR]	18,438	529,724

Italy – 1.5%
Banco Popolare di Verona e Novara Scrl	214,200	4,112,895

Japan – 18.6%
Askul Corp.	19,700	1,085,399
Canon, Inc.	160,400	8,372,337

Denso Corp.	242,200	6,297,598
Fast Retailing Co. Ltd.	38,100	2,596,346
Hino Motors Ltd.	435,000	3,119,907
Hoya Corp.	20,100	2,073,046
Keyence Corp.	13,100	3,009,879
Nidec Corp.	23,600	2,650,737
Orix Corp.	32,500	4,300,662
Sharp Corp.	402,400	6,172,817
Shinsei Bank Ltd.	434,000	2,630,303
SMC Corp.	25,600	2,994,152
Sumitomo Trust & Banking Co. Ltd.	605,200	4,112,470
Toto Ltd.	117,100	1,065,111
Yamada Denki Co. Ltd.	46,700	1,968,121

		52,448,885

Korea – 3.5%
Hyundai Motor Co. Ltd.	81,800	4,642,379
Samsung Electronics Co. Ltd.	10,720	5,174,452

		9,816,831

Mexico – 2.2%
America Movil (Class “L” Stock) [ADR]	13,160	698,270
America Movil SA de CV	1,026,000	2,711,121
Wal-Mart de Mexico SA de CV	835,800	2,879,884

		6,289,275

Norway – 2.1%
Statoil ASA	383,800	5,829,568

Russia – 0.2%
Mobile Telesystems [ADR]	13,912	500,554

South Africa – 1.2%
Standard Bank Group Ltd.	298,467	3,246,668

Spain – 1.1%
Grupo Ferrovial SA	49,300	2,948,463

Sweden – 1.2%
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock)*	1,150,950	3,377,080

Switzerland – 2.8%
Nestle SA	2,003	525,819
Serono SA (Class “B” Stock)	4,000	2,475,389
UBS AG*	60,473	4,907,548

		7,908,756

United Kingdom – 15.7%
BG Group PLC	1,184,900	8,084,603
Capita Group PLC	512,800	3,467,414
Carnival PLC	128,800	7,734,948
GlaxoSmithKline PLC	93,950	2,082,107
Man Group PLC	51,642	1,324,678
Next PLC	91,860	2,721,893
Reckitt Benckiser PLC	235,590	7,007,402
SABMiller PLC	35,030	537,485
Tesco PLC	1,494,170	8,687,034
Vodafone Group PLC	937,971	2,423,698

		44,071,262

TOTAL COMMON STOCK (Cost $189,243,658)		255,659,713

PREFERRED STOCK – 0.9%
Brazil
Banco Itau Holding Financeira SA (Cost $1,742,106)	17,230	2,566,240

TOTAL LONG-TERM INVESTMENTS (Cost $190,985,764)		258,225,953

Total Investments — 92.1% (Cost $190,985,764(p))		258,225,953
Other Assets in Excess of Liabilities — 7.9%		22,141,497

Net Assets — 100.0%		$280,367,450

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(p)	The United States federal income tax basis of the Fund’s investments was $192,046,296; accordingly, net unrealized appreciation on investments for federal income tax purposes was $66,179,657 (gross unrealized appreciation of $67,072,071; gross unrealized depreciation of $892,414). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2005 was as follows:

Industry
Financial - Bank & Trust	12.3%
Oil & Gas	8.3
Pharmaceuticals	8.2
Electronic Components & Equipment	5.1
Retail & Merchandising	5.1
Computer Services & Software	4.2
Automotive Parts	4.0
Financial Services	4.0
Telecommunications	3.5
Food	3.3
Machinery & Equipment	3.2
Business Services	3.0
Office Equipment	3.0
Consumer Products & Services	2.9
Automobile Manufacturers	2.8
Entertainment & Leisure	2.8
Conglomerates	2.6
Transportation	2.6
Utilities	2.5
Medical Supplies & Equipment	1.7
Clothing & Apparel	1.2
Commercial Services	1.2
Computer Hardware	1.1
Construction	1.0
Insurance	1.0
Beverages	0.7
Advertising	0.6
Broadcasting	0.2

92.1
Other assets in excess of liabilities	7.9

Total	100.0%

Strategic Partners Small Cap Growth Opportunity Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 100.4%
COMMON STOCK
Advertising – 1.0%
ADVO, Inc.	9,500	$349,410
DoubleClick, Inc.*	13,900	113,424
Valueclick, Inc.*	24,500	324,135

		786,969

Aerospace – 1.3%
Teledyne Technologies, Inc.*	33,800	1,016,366

Airlines – 0.9%
Pinnacle Airlines Corp.*	61,200	737,460

Automobile Manufacturers – 1.0%
Monaco Coach Corp.	42,300	782,973

Beverages – 0.3%
Peet’s Coffee & Tea, Inc.*	8,600	218,096

Broadcasting – 0.9%
Cumulus Media, Inc. (Class “A” Stock)*	19,100	264,344
Emmis Communications Corp. (Class “A” Stock)*	22,200	390,054
Salem Communications Corp. (Class “A” Stock)*	4,300	95,632

		750,030

Building Materials – 2.0%
NCI Building Systems, Inc.*	3,900	148,005
SCP Pool Corp.	31,800	945,096
Trex Co., Inc.*	11,000	539,550

		1,632,651

Business Services – 4.3%
Catalina Marketing Corp.	36,600	940,620
CSG Systems International, Inc.*	40,500	733,860
Hiedrick & Struggles International, Inc.*	8,000	264,400
infoUSA, Inc.	8,800	91,784
Labor Ready, Inc.*	8,100	128,304
Per-Se Technologies, Inc.*	32,900	480,340
Tejon Ranch Co.*	2,500	108,150
TeleTech Holdings, Inc.*	64,900	689,238

		3,436,696

Chemicals – 0.6%
Cabot Microelectronics Corp.*	12,500	380,375
Symyx Technologies, Inc.*	5,200	134,940

		515,315

Clothing & Apparel – 0.8%
Guess, Inc.*	22,100	313,820
J. Jill Group, Inc.*	21,800	315,228

		629,048

Computer Services & Software – 9.7%
ANSYS, Inc.*	26,100	843,030
Borland Software Corp.*	69,800	598,884
Cerner Corp.*	17,300	860,675
CIBER, Inc.*	5,900	49,678
Covansys Corp.*	27,500	393,250
FactSet Research Systems, Inc.	17,200	918,480
Hyperion Solutions Corp.*	11,100	533,244
Intergraph Corp.*	18,100	537,751
Magma Design Automation, Inc.*	48,100	649,350
MAPICS, Inc.*	6,700	83,750
MatrixOne, Inc.*	12,000	65,040
Parametric Technology Corp.*	125,800	717,060
Quest Software, Inc.*	47,200	670,240
Websense, Inc.*	6,800	365,160

Wind River Systems, Inc.*	12,000	150,600
X-Rite, Inc.	15,700	239,111

		7,675,303

Consumer Products & Services – 3.7%
1-800-Flowers.com, Inc.*	10,900	80,115
Aaron Rents, Inc.	30,900	656,316
Blyth, Inc.	2,300	72,243
Coinstar, Inc.*	19,600	490,000
Nu Skin Enterprises, Inc. (Class “A” Stock)	35,300	825,314
Viisage Technology, Inc.*	110,800	790,004

		2,913,992

Containers & Packaging – 1.1%
Mobile Mini, Inc.*	1,200	41,052
Silgan Holdings, Inc.	14,500	866,375

		907,427

Electronic Components & Equipment – 3.8%
Anixter International, Inc.	12,400	414,532
Littelfuse, Inc.*	28,100	894,423
MIPS Technologies, Inc.*	34,700	391,763
Rayovac Corp.*	19,900	747,643
WESCO International, Inc.*	16,500	557,535

		3,005,896

Entertainment & Leisure – 2.9%
Alliance Gaming Corp.*	32,200	321,034
Ameristar Casinos, Inc.	16,900	739,037
Argosy Gaming Co.*	19,500	900,705
Multimedia Games, Inc.*	38,300	337,423

		2,298,199

Environmental Services – 1.3%
Waste Connections, Inc.*	32,800	1,031,888

Equipment Services – 0.3%
Global Imaging Systems, Inc.*	7,400	264,846

Financial - Bank & Trust – 4.9%
Arrow Financial Corp.	2,000	58,000
Cascade Bancorp	2,400	46,752
Cathay General Bancorp	9,000	326,970
CoBiz, Inc.	4,600	93,748
First BanCorp	5,400	292,086
Glacier Bancorp, Inc.	7,400	235,838
Independent Bank Corp.	11,200	344,624
MB Financial, Inc.	1,300	51,597
Oriental Financial Group, Inc.	4,800	135,360
R&G Financial Corp. (Class “B” Stock)	12,400	457,188
Silicon Valley Bancshares*	13,800	602,232
Southwest Bancorporation of Texas, Inc.	3,700	73,149
Texas Regional Bancshares, Inc. (Class “A” Stock)	7,400	228,993
Westamerica Bancorp	7,000	363,440
Wintrust Financial Corp.	11,000	610,280

		3,920,257

Financial Services – 1.3%
Ace Cash Express, Inc.*	3,500	92,400
Affiliated Managers Group, Inc.*	7,500	475,575
Encore Capital Group, Inc.*	17,000	341,530
Park National Corp.	400	48,512
Univest Corp.	1,300	55,575

		1,013,592

Healthcare Services – 4.9%
AMERIGROUP Corp.*	25,500	1,048,305
Apria Healthcare Group, Inc.*	32,500	1,066,000
Beverly Enterprises, Inc.*	24,700	302,081
Centene Corp.*	29,000	972,950
NeighborCare, Inc.*	14,300	419,419
United Surgical Partners International, Inc.*	2,400	94,536

		3,903,291

Industrial Products – 3.4%
Actuant Corp.*	20,500	1,071,125
Acuity Brands, Inc.	29,300	804,871

Ceradyne, Inc.*	24,600	829,758

		2,705,754

Internet Services – 5.2%
Digi International, Inc.*	20,500	305,245
Digital Insight Corp.*	3,800	63,156
Digital River, Inc.*	9,700	379,367
EarthLink, Inc.*	16,400	164,492
F5 Networks, Inc.*	9,000	431,460
GSI Commerce, Inc.*	5,900	82,423
InfoSpace, Inc.*	9,000	424,890
iVILLAGE, Inc.*	7,800	46,878
Jupitermedia Corp.*	11,300	208,033
Priceline.com, Inc.*	9,100	205,569
ProQuest Co.*	4,400	138,688
RSA Security, Inc.*	19,200	338,112
Sohu.com, Inc.*	47,300	742,137
TippingPoint Technologies, Inc.*	4,000	188,040
TriZetto Group, Inc. (The)*	22,400	193,984
WebEx Communications, Inc.*	12,100	243,210

		4,155,684

Machinery & Equipment – 2.0%
Bucyrus International, Inc. (Class “A” Stock)	3,600	132,120
Terex Corp.*	18,500	796,425
Toro Co. (The)	8,000	666,000

		1,594,545

Medical Supplies & Equipment – 7.5%
Align Technology, Inc.*	50,500	437,330
American Medical Systems Holdings, Inc.*	16,600	651,882
Haemonetics Corp.*	24,600	956,202
Immucor, Inc.*	28,700	878,507
Integra LifeSciences Holdings Corp.*	3,800	143,184
PolyMedica Corp.	13,900	520,277
Serologicals Corp.*	29,200	690,288
SurModics, Inc.*	25,200	740,124
Third Wave Technologies, Inc.*	28,500	204,630
Ventana Medical Systems, Inc.*	9,000	605,520
West Pharmaceutical Services, Inc.	4,700	122,670

		5,950,614

Metals & Mining – 0.3%
Century Aluminum Co.*	3,900	97,188
Hecla Mining Co.*	24,700	136,591

		233,779

Oil & Gas – 6.4%
Berry Petroleum Corp. (Class “A” Stock)	11,800	638,852
Cabot Oil & Gas Corp.	20,300	955,724
Comstock Resources, Inc.*	9,700	227,562
Denbury Resources, Inc.*	17,400	508,080
Frontier Oil Corp.	28,700	802,739
Penn Virginia Corp.	6,200	262,632
Plains Exploration & Production Co.*	32,300	929,594
Unit Corp.*	21,200	774,648

		5,099,831

Pharmaceuticals – 7.9%
Bradley Pharmaceuticals, Inc.*	35,500	510,845
Connetics Corp.*	30,400	742,368
First Horizon Pharmaceutical Corp.*	20,900	373,692
ImmunoGen, Inc.*	63,100	439,807
Inspire Pharmaceuticals, Inc.*	9,300	137,640
Keryx Biopharmaceuticals, Inc*	29,800	426,140
Kos Pharmaceuticals, Inc.*	17,400	574,548
Ligand Pharmaceuticals, Inc. (Class “B” Stock)*	51,800	539,238
Nabi Biopharmaceuticals*	50,900	657,119
Regeneron Pharmaceuticals, Inc.*	63,200	455,040
SFBC International, Inc.*	7,000	274,470
Transkaryotic Therapies, Inc.*	18,500	443,630
Valeant Pharmaceuticals International	30,400	759,088

		6,333,625

Printing & Publishing – 0.5%
Consolidated Graphics, Inc.*	9,000	379,800

Real Estate – 1.2%
Alexandria Real Estate Equities, Inc. [REIT]	2,700	179,712
Essex Property Trust, Inc. [REIT]	2,800	201,460
New Century Financial Corp. [REIT]	5,000	299,450
Tager Factory Outlet Center, Inc. [REIT]	7,800	184,080
Taubman Centers, Inc. [REIT]	4,000	108,040

		972,742

Restaurants – 0.8%
Krispy Kreme Doughnuts, Inc.*	18,400	161,552
Red Robin Gourmet Burgers, Inc.*	8,200	387,450
Sonic Corp.*	3,600	114,624

		663,626

Retail & Merchandising – 5.5%
Aeropostale, Inc.*	26,600	739,214
Brookstone, Inc.*	26,100	391,500
Cash America International, Inc.	32,800	938,080
Dick’s Sporting Goods, Inc.*	14,300	486,200
Pantry, Inc. (The)*	15,400	442,750
Select Comfort Corp.*	31,400	614,498
Stein Mart, Inc.*	40,600	801,038

		4,413,280

Semiconductors – 6.6%
AMIS Holdings, Inc.*	9,400	101,144
ATMI, Inc.*	30,100	684,173
Credence Systems Corp.*	80,900	647,200
Emulex Corp.*	33,100	541,847
Genesis Microchip, Inc. (Canada)*	33,400	424,180
Kulicke & Soffa Industries, Inc.*	68,900	459,563
Mattson Technology, Inc.*	49,800	412,593
Micrel, Inc.*	36,100	311,904
Microsemi Corp.*	41,400	638,802
Silicon Image, Inc.*	39,300	468,063
Skyworks Solutions, Inc.*	77,100	585,189

		5,274,658

Telecommunications – 4.1%
Alamosa Holdings, Inc.*	33,100	423,680
Arris Group, Inc.*	38,800	240,172
Aspect Communications Corp.*	13,200	147,312
Commscope, Inc.*	15,500	232,965
InterDigital Communications Corp.*	37,500	669,750
Intrado, Inc.*	34,500	463,680
North Pitsburgh Systems, Inc.	9,100	218,764
Novatel Wireless, Inc.*	21,500	256,925
Premiere Global Services, Inc.*	58,600	576,038
SureWest Communications	1,600	38,768

		3,268,054

Transportation – 2.0%
Arkansas Best Corp.	20,500	823,485
Knight Transportation, Inc.	32,500	799,500

		1,622,985

Total Investments — 100.4% (Cost $78,537,239 (p))		80,109,272
Liabilities in Excess of Other Assets — (0.4%)		(283,579)

Net Assets — 100.0%		$79,825,693

The following abbreviations are used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(p)	The United States federal income tax basis of the Fund’s investments was $78,645,640; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,463,632 (gross unrealized appreciation of $2,694,303; gross unrealized depreciation of $1,230,671). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Managed Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 98.7%
COMMON STOCK
Advertising – 0.5%
ADVO, Inc.	2,200	$80,916
Valueclick, Inc.*	11,000	145,530

		226,446

Aerospace – 1.0%
Teledyne Technologies, Inc.*(a)	14,600	439,022

Airlines – 1.3%
ExpressJet Holdings, Inc.*	9,900	109,197
Pinnacle Airlines Corp.*	37,500	451,875

		561,072

Automobile Manufacturers – 0.2%
A.S.V., Inc.*	1,700	68,170

Broadcasting – 0.2%
Salem Communications Corp. (Class “A” Stock)*	3,400	75,616

Building Materials – 1.3%
SCP Pool Corp.	18,700	555,764

Business Services – 6.2%
Catalina Marketing Corp.	19,300	496,010
CSG Systems International, Inc.*	22,000	398,640
Hiedrick & Struggles International, Inc.*	13,200	436,260
Navigant Consulting, Inc.*	17,700	423,561
PDI, Inc.*	11,900	237,762
Per-Se Technologies, Inc.*	1,800	26,280
TeleTech Holdings, Inc.*	37,000	392,940
Ventiv Health, Inc.*	13,100	306,409

		2,717,862

Chemicals – 1.1%
Georgia Gulf Corp.	9,500	485,830

Clothing & Apparel – 2.6%
Guess, Inc.*	26,000	369,200
J. Jill Group, Inc.*	22,800	329,688
Wolverine World Wide, Inc.	14,900	468,307

		1,167,195

Computer Hardware – 1.6%
Diodes, Inc.*	17,600	373,120
Dot Hill Systems Corp.*	48,700	306,810
Merge Technologies, Inc.*	900	16,695

		696,625

Computer Services & Software – 9.7%
@Road, Inc.*	8,400	49,056
Altiris, Inc.*	800	26,008
ANSYS, Inc.*	9,700	313,310
Aspen Technology, Inc.*	3,500	17,850
Borland Software Corp.*	5,400	46,332
Cerner Corp.*	9,200	457,699
Concur Technologies, Inc.*	5,900	47,141
Covansys Corp.*	18,800	268,840
Epicor Software Corp.*	29,200	393,908
FactSet Research Systems, Inc.	3,100	165,540
IDX Systems Corp.*	5,800	179,916
Internet Security Systems, Inc.*	3,800	84,930
Kronos, Inc.*	8,300	446,291
Magma Design Automation, Inc.*	15,300	206,550
MatrixOne, Inc.*	8,000	43,360
Open Solutions, Inc.*	8,600	187,652

Parametric Technology Corp.*	70,500	401,850
Progress Software Corp.*	900	19,386
SeaChange International, Inc.*	9,800	160,916
SS&C Technologies, Inc.	14,400	314,928
Websense, Inc.*	3,600	193,320
Wind River Systems, Inc.*	15,700	197,035
X-Rite, Inc.	4,300	65,489

		4,287,307

Construction – 1.4%
Brookfield Homes Corp.	3,900	139,230
Dycom Industries, Inc.*	17,400	471,888

		611,118

Consumer Products & Services – 2.7%
Coinstar, Inc.*	18,600	465,000
Dhb Industries, Inc.*	16,100	244,559
Nu Skin Enterprises, Inc. (Class “A” Stock)	20,500	479,290

		1,188,849

Containers & Packaging – 1.9%
Crown Holdings, Inc.*	27,400	369,626
Silgan Holdings, Inc.	8,000	478,000

		847,626

Electronic Components & Equipment – 2.8%
BEI Technologies, Inc.	12,600	355,194
Belden CDT, Inc.	900	18,279
ESCO Technologies, Inc.*	600	43,086
Franklin Electric Co., Inc.	3,300	145,167
Littelfuse, Inc.*	13,600	432,888
TTM Technologies, Inc.*	11,500	108,100
WESCO International, Inc.*	4,300	145,297

		1,248,011

Entertainment & Leisure – 0.6%
Ameristar Casinos, Inc.	4,300	188,039
Penn National Gaming, Inc.*	1,400	91,826

		279,865

Environmental Services – 1.0%
Casella Waste Systems, Inc.*	1,500	21,345
Duratek, Inc.*	10,000	280,300
Waste Connections, Inc.*	4,000	125,840

		427,485

Financial – Bank & Trust – 5.8%
Accredited Home Lenders Holding Co.*	9,400	456,652
Bank Of The Ozarks, Inc.	6,200	208,878
Cathay General Bancorp	5,000	181,650
CVB Financial Corp.	7,400	143,412
East West Bancorp, Inc.	200	7,788
First BanCorp	1,500	81,135
Frontier Financial Corp.	500	19,223
Hanmi Financial Corp.	2,100	74,613
Oriental Financial Group, Inc.	8,455	238,431
R&G Financial Corp. (Class “B” Stock)	4,600	169,602
Silicon Valley Bancshares*	7,100	309,844
Westamerica Bancorp	6,300	327,096
Wintrust Financial Corp.	5,700	316,236

		2,534,560

Financial Services – 0.6%
Affiliated Managers Group, Inc.*	800	50,728
Euronet Worldwide, Inc.*	4,900	117,845
PrivateBancorp, Inc.	1,500	49,050
Univest Corp. of Pennsylvania	1,600	68,400

		286,023

Healthcare Services – 2.2%
AMERIGROUP Corp.*	2,600	106,886
Centene Corp.*	18,800	630,740
Healthcare Services Group, Inc.	2,600	50,700
Lifecell Corp.*	3,200	28,480

LifePoint Hospitals, Inc.*	1,400	52,920
NeighborCare, Inc.*	3,200	93,856

		963,582

Industrial Products – 2.3%
Actuant Corp.*	9,500	496,375
Acuity Brands, Inc.	1,600	43,952
Brady Corp. (Class “A” Stock)	17,200	488,308

		1,028,635

Insurance – 0.2%
Zenith National Insurance Corp.(a)	2,000	94,540

Internet Services – 5.2%
CNET Networks, Inc.*	19,500	214,500
Digi International, Inc.*	20,400	303,756
Digital Insight Corp.*	2,200	36,564
Digital River, Inc.*(a)	3,800	148,618
EarthLink, Inc.*(a)	18,200	182,546
eResearch Technology, Inc.*	5,400	66,312
eSPEED, Inc. (Class “A” Stock)*	8,300	89,391
F5 Networks, Inc.*	5,200	249,288
Harris Interactive, Inc.*	4,200	31,332
InfoSpace, Inc.*	3,100	146,351
j2 Global Communications, Inc.*	1,700	55,216
NetRatings, Inc.*	4,500	82,125
Openwave Systems, Inc.*	7,600	103,512
Priceline.com, Inc.*(a)	2,100	47,439
ProQuest Co.*	2,300	72,496
RSA Security, Inc.*	8,500	149,685
S1 Corp.*	5,300	43,805
Sohu.com, Inc.*	6,600	103,554
Stamps.com, Inc.	1,500	19,335
WebEx Communications, Inc.*	7,100	142,710

		2,288,535

Machinery & Equipment – 1.7%
Cognex Corp.(a)	2,300	60,053
Manitowoc Co., Inc. (The)	7,700	280,280
Terex Corp.*(a)	6,100	262,605
Toro Co. (The)	2,000	166,500

		769,438

Medical Supplies & Equipment – 9.1%
Align Technology, Inc.*	26,900	232,954
American Medical Systems Holdings, Inc.*	12,000	471,240
Biosite, Inc.*(a)	6,300	365,400
Haemonetics Corp.*	13,500	524,745
Integra LifeSciences Holdings Corp.*(a)	2,500	94,200
Kensey Nash Corp.*	400	12,916
Lifeline Systems, Inc.*	3,900	106,431
Palomar Medical Technologies, Inc.*	1,100	27,500
PolyMedica Corp.	12,300	460,389
Serologicals Corp.*	17,300	408,972
SurModics, Inc.*	11,300	331,881
Third Wave Technologies, Inc.*	36,300	260,634
Ventana Medical Systems, Inc.*	8,200	551,695
West Pharmaceutical Services, Inc.	6,200	161,820

		4,010,777

Metals & Mining – 2.0%
Century Aluminum Co.*	16,900	421,148
Matthews International Corp. (Class “A” Stock)	2,200	76,362
Steel Dynamics, Inc.(a)	10,600	400,680

		898,190

Oil & Gas – 6.3%
Berry Petroleum Corp. (Class “A” Stock)	9,000	487,260
Comstock Resources, Inc.*	22,200	520,812
Denbury Resources, Inc.*	22,000	642,400
KCS Energy, Inc.*	30,600	445,230

Remington Oil & Gas Corp.*	1,200	35,100
Stone Energy Corp.*	4,500	192,600
Whiting Petroleum Corp.*	12,500	436,500

		2,759,902

Pharmaceuticals – 7.3%
Connetics Corp.*	16,500	402,930
Enzon Pharmaceuticals, Inc.*	24,932	321,623
First Horizon Pharmaceutical Corp.*	11,800	210,984
ImmunoGen, Inc.*	4,400	30,668
Kos Pharmaceuticals, Inc.*(a)	9,200	303,784
Nabi Biopharmaceuticals*	14,300	184,613
Perrigo Co.	16,600	284,690
Pharmion Corp.*	5,700	206,682
Regeneron Pharmaceuticals, Inc.*	7,900	56,880
Rigel Pharmaceuticals, Inc.*	10,400	199,576
SFBC International, Inc.*	4,200	164,682
United Therapeutics Corp.*	9,800	418,166
Valeant Pharmaceuticals International	17,900	446,963

		3,232,241

Printing & Publishing – 0.6%
Consolidated Graphics, Inc.*	6,600	278,520
Nelson, (Thomas), Inc.	100	2,235

		280,755

Real Estate – 1.3%
Alexandria Real Estate Equities, Inc. [REIT](a)	1,600	106,496
Essex Property Trust, Inc. [REIT]	1,700	122,315
New Century Financial Corp. [REIT](a)	2,700	161,703
Novastar Financial, Inc.[REIT](a)	1,600	73,712
Washington Real Estate Investment Trust [REIT](a)	4,100	124,148

		588,374

Restaurants – 2.8%
California Pizza Kitchen, Inc.*	3,600	91,476
CEC Entertainment, Inc.*(a)	14,250	557,745
CKE Restaurants, Inc.*(a)	13,800	200,100
Red Robin Gourmet Burgers, Inc.*	5,200	245,700
Sonic Corp.*	3,800	120,992

		1,216,013

Retail & Merchandising – 4.6%
Aeropostale, Inc.*	14,400	400,176
Cash America International, Inc.	8,300	237,380
Dick’s Sporting Goods, Inc.*(a)	13,800	469,200
Pantry, Inc. (The)*	13,500	388,125
Select Comfort Corp.*	5,400	105,678
Stein Mart, Inc.*	22,600	445,898

		2,046,457

Semiconductors – 6.4%
ATMI, Inc.*	10,600	240,938
Cirrus Logic, Inc.*	16,500	75,735
Helix Technology Corp.	6,500	95,355
Integrated Device Technology, Inc.*	1,100	12,914
Kulicke & Soffa Industries, Inc.*	36,800	245,456
Micrel, Inc.*	32,700	282,528
Microsemi Corp.*	22,700	350,261
Mykrolis Corp.*	18,600	245,334
Omnivision Technologies, Inc.*(a)	15,900	258,057
ON Semiconductor Corp.*	65,000	237,900
Silicon Image, Inc.*(a)	21,300	253,683
Skyworks Solutions, Inc.*	39,300	298,287
Standard Microsystems Corp.*	12,800	202,880

		2,799,328

Telecommunications – 3.2%
Alamosa Holdings, Inc.*(a)	18,800	240,640
Aspect Communications Corp.*	6,600	73,656
Commscope, Inc.*	3,055	45,917
Ditech Communications Corp.*	9,700	129,010
Golden Telecom, Inc.(a)	100	2,812
InterDigital Communications Corp.*	17,900	319,694
North Pitsburgh Systems, Inc.	4,900	117,796
Novatel Wireless, Inc.*	9,400	112,330
Premiere Global Services, Inc.*	36,000	353,880
RF Micro Devices, Inc.*	5,300	28,991

		1,424,726

Transportation – 1.0%
Knight Transportation, Inc.	10,500	258,300
Old Dominion Freight Line, Inc.*	4,600	162,610

		420,910

TOTAL LONG-TERM INVESTMENTS (Cost $40,175,111)		43,526,849

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 10.6%
Certificates of Deposit – 0.4%
Natexis Banque NY	$188	188,043
2.30%, 03/22/05 (b)

Commercial Paper – 0.2%
Skandinaviska Enskilda Banken	94	94,150
2.47%, 02/17/05 (b) (c)

Corporate Obligations – 0.4%
Bank of America NA	62	62,462
2.30%, 02/01/05 (b)(c)
Sedna Finance Corp.	105	104,610
2.45%, 02/15/05 (b)(c)

		167,072

Time Deposit – 0.2%
Abn Amro Bank	88	87,934
2.50%, 02/01/05 (b)

U.S. Treasury Bills – 0.2%
U.S. Treasury Bills	110	109,365
2.37%, 04/28/05(k)(n)

	Shares
Non-Registered Investment Company – 9.2%
BlackRock Institutional Money Market Trust(b) (j)	4,004,673	4,004,673

TOTAL SHORT-TERM INVESTMENTS (Cost $4,651,249)		4,651,237

Total Investments — 109.3% (Cost $44,826,360 (p))		48,178,086
Liabilities in Excess of Other Assets — (9.3%)		(4,104,432)

Net Assets — 100.0%		$44,073,654

The following abbreviation is used throughout the Schedule of Investments:

REIT Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $4,425,417; cash collateral of $4,541,872 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(k)	Securities with an aggregate market value of $109,365 have been segregated with the custodian to cover margin requirements for the following open futures contracts at January 31, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at January 31, 2005	Unrealized Appreciation
Long Position:
1	Russell 2000	Mar 05	$306,756	$312,675	$5,919

(n)	Rates shown are the effective yields at purchase date.

(p)	The United States federal income tax basis of the Fund’s investments was $45,009,446; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,168,640 (gross unrealized appreciation of $5,108,945; gross unrealized depreciation of $1,940,305). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Small Company Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 100.4%
COMMON STOCK
Advertising
Penton Media, Inc.*	230,000	$26,220
ValueVision Media, Inc. (Class “A” Stock)*	5,380	76,665

		102,885

Aerospace – 2.9%
AAR Corp.*	16,000	186,400
Alliant Techsystems, Inc.*	5,740	382,169
Curtiss-Wright Corp. (Class “B” Stock)	60,000	3,000,000
Fairchild Corp. (Class “A” Stock)*	90,000	325,800
Herley Industries, Inc.*	42,000	828,240
Sequa Corp. (Class “A” Stock)*	16,500	969,375
Sequa Corp. (Class “B” Stock)*	3,500	204,750

		5,896,734

Automobile Manufacturers – 0.3%
Monaco Coach Corp.	5,000	92,550
Navistar International Corp.*(a)	10,000	389,200
Thor Industries, Inc.	4,000	138,200

		619,950

Automotive Parts – 3.1%
American Axle & Manufacturing Holdings, Inc.	1,540	41,349
BorgWarner, Inc.	50,000	2,684,500
Cooper Tire & Rubber Co.(a)	30,000	648,300
Dana Corp.	30,000	476,100
Federal-Mogul Corp.*(a)	40,000	13,200
Midas, Inc.*	90,000	1,803,600
Raytech Corp.*	80,000	155,200
Schieb, (Earl), Inc.*	20,000	65,600
TBC Corp.*	10,310	263,317
Transpro, Inc.*	28,000	170,240

		6,321,406

Beverages – 0.5%
Boston Beer Co., Inc. (Class “A” Stock)*	31,000	732,220
Farmer Brothers Co.	8,000	206,720
Genesee Corp.*	15,000	31,125
PepsiAmericas, Inc.	3,180	67,575

		1,037,640

Broadcasting – 7.0%
Beasley Broadcast Group, Inc.*	10,000	165,200
Crown Media Holdings, Inc.*	171,800	1,628,664
Fisher Communications, Inc.*	20,000	1,001,000
Granite Broadcasting Corp.*	100,000	32,000
Gray Television, Inc.	100,600	1,454,676
Gray Television, Inc. (Class “A” Stock)	8,000	103,600
Lin TV Corp. (Class “A” Stock)*	30,000	558,300
Media General, Inc. (Class “A” Stock)	50,000	3,198,501
Nexstar Broadcasting Group, Inc. (Class “A” Stock)*	20,000	172,800
Paxson Communications Corp.*	120,000	196,800
Saga Communications, Inc. (Class “A” Stock)*	32,500	552,500
Salem Communications Corp. (Class “A” Stock)*	25,000	556,000
SBS Broadcasting SA (Luxembourg)*	7,400	278,610
Scripps, (E.W.) Co. (Class “A” Stock)(a)	37,000	1,715,320
Sinclair Broadcast Group, Inc.	140,000	1,152,200
Spanish Broadcasting Systems, Inc. (Class “A” Stock)*	27,000	277,425
UnitedGlobalCom, Inc. (Class “A” Stock)*	32,046	313,089
WPT Enterprises, Inc.*(a)	3,000	37,740
Young Broadcasting, Inc. (Class “A” Stock)*	100,000	1,032,000

		14,426,425

Building Materials – 1.6%
Apogee Enterprises, Inc.	10,380	138,781
Florida Rock Industries, Inc.(a)	2,000	124,900
Gibraltar Industries, Inc.	27,000	654,750
Hughes Supply, Inc.	2,000	60,760
Skyline Corp.	10,000	405,200
Texas Industries, Inc.	1,520	96,581
Thomas Industries, Inc.	45,000	1,754,549

		3,235,521

Business Services – 1.3%
Acxiom Corp.(a)	2,950	68,086
Edgewater Technology, Inc.*	300,000	1,482,000
Epoch Holding Corp.*	127,000	546,100
Fair Isaac Corp.	1,880	64,954
GP Strategies Corp.*	30,000	236,700
Harland, (John H.) Co.	1,300	47,320
Insurance Auto Auctions, Inc.*	7,260	159,938
StarTek, Inc.	2,000	50,000

		2,655,098

Cable Television – 2.8%
Adelphia Communications Corp. (Class “A” Stock)*(a)	30,000	11,250
Cablevision Systems New York Group (Class “A” Stock)*	200,000	5,478,000
Mediacom Communications Corp.*	60,000	358,800

		5,848,050

Chemicals – 6.8%
Airgas, Inc.	12,000	282,240
Arch Chemicals, Inc.	30,000	826,200
Cytec Industries, Inc.	12,630	644,130
Ferro Corp.	80,000	1,586,400
Fuller, (H.B.) Co.	30,900	824,103
Great Lakes Chemical Corp.(a)	43,000	1,137,350
Hercules, Inc.*	110,000	1,596,100
MacDermid, Inc.	93,500	3,005,090
NewMarket Corp.*	30,000	597,600
Nova Chemicals Corp. (Canada)(a)	8,500	383,775
Omnova Solutions, Inc.*	100,000	497,000
Schulman, (A.), Inc.	15,000	265,350
Sensient Technologies Corp.(a)	96,400	2,193,100
TETRA Technologies, Inc.*	5,000	139,500

		13,977,938

Clothing & Apparel – 0.6%
Burlington Coat Factory Warehouse Corp.	8,000	206,480
Hartmarx Corp.*	120,000	1,026,000

		1,232,480

Computer Services & Software – 0.5%
Baldwin Technology Co., Inc. (Class “A” Stock)*	100,000	281,000
Intergraph Corp.*	5,884	174,814
PLATO Learning, Inc.*	4,180	30,556
StorageNetworks, Inc.*	50,000	0
Tyler Technologies, Inc.*	4,780	36,567
Xanser Corp.*	190,000	566,199

		1,089,136

Conglomerates – 1.4%
Alleghany Corp.*	6,000	1,598,761
Brink’s Co. (The)	3,640	128,892
Cendant Corp.	40,000	942,000
Griffon Corp.*	3,780	101,795
Park Ohio Holdings Corp.*	7,000	172,690

		2,944,138

Construction – 0.7%
Cavco Industries, Inc.*	13,900	662,196
Champion Enterprises, Inc.*	40,000	431,600
Fleetwood Enterprises, Inc.*	30,000	263,400
KB Home	500	54,325

		1,411,521

Consumer Products & Services – 5.0%
Aaron Rents, Inc. (Class “A” Stock)	33,750	644,625
Adesa, Inc.	4,430	91,568
Alberto-Culver Co. (Class “B” Stock)	2,340	126,945
Aviall, Inc.*	13,000	374,530
Bowlin Travel Centers, Inc.*	6,000	11,250
Chemed Corp.	31,000	2,220,219
Chestnut Hill Ventures LLC*	129,000	129,000
Church and Dwight Co., Inc.	35,520	1,222,954
CNS, Inc.	5,890	90,235
Elizabeth Arden, Inc.*	25,000	591,750
Energizer Holdings, Inc.*	15,000	849,150
Fedders Corp.	165,000	531,300
Fortune Brands, Inc.	5,000	419,900
Jarden Corp.*(a)	3,045	140,070
Marine Products Corp.	17,000	430,610
National Patent Development Corp.*(a)	10,000	23,800
Oil-Dri Corp. of America	50,000	920,000
Rayovac Corp.*	10,000	375,700
Revlon, Inc. (Class “A” Stock)*	100,807	241,937
Rollins, Inc.	14,000	347,200
Scotts Co. (The) (Class “A” Stock)*	3,500	237,860
Water Pik Technologies, Inc.*	1,000	19,000
Weider Nutrition International, Inc.*	70,000	308,000

		10,347,603

Containers & Packaging – 1.2%
Crown Holdings, Inc.*	24,000	323,760
Greif, Inc. (Class “A” Stock)	26,000	1,506,440
Pactiv Corp.*	30,000	666,300

		2,496,500

Diversified Operations – 0.1%
Standex International Corp.	8,000	230,560

Electronic Components & Equipment – 7.2%
Agere Systems, Inc. (Class “B” Stock)*	45,000	64,800
AMETEK, Inc.	52,000	1,986,400
Baldor Electric Co.	27,000	756,810
Belden CDT, Inc.	10,000	203,100
CTS Corp.	110,000	1,464,100
Electro Rental Corp.*	20,000	279,600
ESCO Technologies, Inc.*	400	28,724
FLIR Systems, Inc.*(a)	2,000	121,900
Franklin Electric Co., Inc.	51,400	2,261,086
GrafTech International Ltd.*	56,000	455,840
Katy Industries, Inc.*	28,000	135,800
Lamson & Sessions Co.*	99,800	977,042
Landauer, Inc.	16,000	747,840
Lecroy Corp.*	4,000	93,480
Littelfuse, Inc.*	10,800	343,764
Magnetek, Inc.*	40,000	242,800
Methode Electronics, Inc. (Class “A” Stock)	18,000	225,540
Monolithic System Technology, Inc.*	25,000	145,250
Park Electrochemical Corp.	13,000	254,150
Parker-Hannifin Corp.	3,100	201,996
Pentair, Inc.	9,350	414,392
Rockwell Automation, Inc.	4,000	226,600
Thomas & Betts Corp.*	115,000	3,359,151
Trans-Lux Corp.	20,000	142,000

		15,132,165

Entertainment & Leisure – 3.8%
Brunswick Corp.	2,760	127,291
Churchill Downs, Inc.	4,000	160,200
Dover Downs Gaming & Entertainment, Inc.	64,369	881,855
Dover Motorsports, Inc.	112,000	674,240
Gaylord Entertainment Co. (Class “A” Stock)*	40,060	1,572,355
International Speedway Corp. (Class “A” Stock)	4,000	219,680
Kerzner International Ltd.*(a)	20,000	1,206,600
Magna Entertainment Corp.*	160,000	888,000
Pinnacle Entertainment, Inc.*	25,000	451,250

Six Flags, Inc.*	130,000	556,400
Topps Co., Inc. (The)	113,290	1,126,103
Vail Resorts, Inc.*	3,800	91,086

		7,955,060

Environmental Services – 1.1%
Allied Waste Industries, Inc.*	80,000	664,800
Catalytica Energy Systems, Inc.*	25,000	60,250
CUNO, Inc.*	8,000	459,440
Republic Services, Inc.	35,000	1,153,950

		2,338,440

Equipment Services – 0.4%
Gerber Scientific, Inc.*	38,000	274,360
Industrial Distribution Group, Inc.*	70,000	535,500

		809,860

Farming & Agriculture
Delta & Pine Land Co.	1,310	38,566

Financial - Bank & Trust – 1.5%
Crazy Woman Creek Bancorp, Inc.	5,600	96,600
First Republic Bank	29,000	1,463,050
Hibernia Corp. (Class “A” Stock)(a)	12,000	315,840
Silicon Valley Bancshares*	18,000	785,520
Sovereign Bancorp, Inc.(a)	3,000	68,220
TCF Financial Corp.	5,780	162,476
Webster Financial Corp.	3,000	134,550

		3,026,256

Financial Services – 1.9%
BKF Capital Group, Inc.	48,000	1,813,440
CIT Group, Inc.	9,800	395,626
Interactive Data Corp.*	35,000	746,200
SWS Group, Inc.	43,000	873,760

		3,829,026

Food – 3.6%
Archer-Daniels-Midland Co.	30,000	726,000
Corn Products International, Inc.	76,000	2,231,360
Del Monte Foods Co.*	9,770	110,206
Flowers Foods, Inc.	80,000	2,440,799
Hain Celestial Group, Inc.*	15,000	301,800
Ingles Markets, Inc. (Class “A” Stock)	67,600	887,588
Performance Food Group Co.*	3,800	103,398
Smucker, (J.M.) Co. (The)(a)	7,000	326,550
Suprema Specialties, Inc.*(cost $12,750; purchased 11/08/01)(g)	1,000	0
TL Administration Corp.*	111,500	3,178
Tootsie Roll Industries, Inc.	11,404	366,867

		7,497,746

Healthcare Services – 0.2%
Accredo Health, Inc.*	7,000	208,460
Laboratory Corp. of America Holdings*(a)	2,700	129,195
NeighborCare, Inc.*	2,310	67,752

		405,407

Hotels & Motels – 1.4%
Aztar Corp.*	80,000	2,578,400
La Quinta Corp.*	40,000	347,600
Wyndham International, Inc. (Class “A” Stock)*	60,000	57,000

		2,983,000

Industrial Products – 6.3%
Acuity Brands, Inc.	36,500	1,002,655
Barnes Group, Inc.	8,000	205,200
Carlisle Cos., Inc.	1,540	97,128
Core Molding Technologies, Inc.*	15,000	45,600
Crane Co.(a)	90,000	2,565,000
Donaldson Co., Inc.(a)	31,000	966,580
Kaman Corp. (Class “A” Stock)	120,000	1,422,000
Myers Industries, Inc.	112,000	1,449,280
Precision Castparts Corp.	62,000	4,358,600
Robbins & Myers, Inc.	35,000	786,100
Watts Water Technologies, Inc. (Class “A” Stock)	1,000	32,050

		12,930,193

Insurance – 0.7%
Argonaut Group, Inc.*	28,000	599,760
CNA Financial Corp.*	6,500	85,150
Everest Reinsurance Group Ltd.	5,500	477,950
Midland Co.	6,000	200,640
PMI Group, Inc. (The)(a)	3,000	119,310

		1,482,810

Internet Services
Stellent, Inc.*	9,560	81,738

Lumber & Wood Products – 0.2%
Deltic Timber Corp.	9,000	365,310

Machinery & Equipment – 5.2%
Albany International Corp. (Class “A” Stock)	2,660	90,839
Carbo Ceramics, Inc.	10,000	716,500
CLARCOR, Inc.	43,000	2,342,210
Flowserve Corp.*	42,000	1,047,900
Gardner Denver, Inc.*	15,000	567,900
Gencorp, Inc.*	75,000	1,393,500
Graco, Inc.	29,000	1,033,850
IDEX Corp.	35,000	1,349,250
Lone Star Technologies, Inc.*	7,000	285,530
Smith, (A.O.) Corp.	35,000	948,850
Tennant Co.	22,000	851,620
Toro Co. (The)	1,680	139,860

		10,767,809

Medical Supplies & Equipment – 5.1%
Exactech, Inc.*	2,000	34,920
Fisher Scientific International, Inc.*	1,506	95,104
ICU Medical, Inc.*(a)	20,000	526,800
Inamed Corp.*	23,000	1,591,600
Inverness Medical Innovations, Inc.*	14,000	354,340
Invitrogen Corp.*	8,000	549,680
Kensey Nash Corp.*	20,000	645,800
Lifecore Biomedical, Inc.*	6,250	90,875
Orthofix International NV (Netherlands)*	5,000	199,900
Owens & Minor, Inc.	50,000	1,427,500
PolyMedica Corp.	2,610	97,692
Regeneration Technologies, Inc.*	15,000	154,275
Schein, (Henry), Inc.*	3,500	238,210
Schick Technologies, Inc.*	2,000	31,300
Sola International, Inc.*	22,000	607,420
SurModics, Inc.*(a)	3,420	100,445
Sybron Dental Specialties, Inc.*	95,000	3,587,200
Techne Corp.*	1,310	45,680
Thoratec Corp.*	8,000	79,600

		10,458,341

Metals & Mining – 1.0%
Barrick Gold Corp. (Canada)	37,000	808,820
Layne Christensen Co.*	7,000	129,500
Material Sciences Corp.*	65,610	997,928
Worthington Industries, Inc.	10,000	204,800

		2,141,048

Office Equipment – 0.7%
Hon Industries, Inc.	2,650	106,928
McGrath Rentcorp	12,000	515,520
Nashua Corp.*	70,000	812,000

		1,434,448

Oil & Gas – 5.1%
Callon Petroleum Co.*	60,000	876,600
Devon Energy Corp.(a)	32,000	1,301,440
El Paso Corp.	12,000	130,440
EOG Resources, Inc.	4,300	319,275
Equitable Resources, Inc.	10,500	598,920
Forest Oil Corp.*	37,000	1,246,530
Gyrodyne Co. of America, Inc.*	3,000	115,230
Key Energy Services, Inc.*	15,190	188,508
Lufkin Industries, Inc.	10,000	402,900

Newpark Resources, Inc.*	50,000	260,000
Noble Corp.	1,500	80,025
ONEOK, Inc.	75,000	2,077,500
Pioneer Natural Resources Co.(a)	3,000	115,170
Rowan Cos., Inc.	12,000	337,920
XTO Energy, Inc.	72,000	2,585,520

		10,635,978

Paper & Forest Products – 0.2%
Schweitzer-Mauduit International, Inc.	13,000	436,020

Personal Services – 0.3%
Matthews International Corp. (Class “A” Stock)	16,790	582,781

Pharmaceuticals – 0.1%
Bone Care International, Inc.*	5,000	141,500
Priority Healthcare Corp. (Class “B” Stock)*	6,200	142,972

		284,472

Printing & Publishing – 3.1%
Bowne & Co., Inc.	6,610	98,159
Hollinger International, Inc.	4,530	66,002
Journal Communications, Inc. (Class “A” Stock)	3,340	57,281
Journal Register Co.*	45,000	815,850
Lee Enterprises, Inc.	4,000	178,200
McClatchy Co.	11,000	769,230
Nelson, (Thomas), Inc.	19,000	424,650
PRIMEDIA, Inc.*	260,000	1,008,800
Pulitzer, Inc.	46,800	2,969,928

		6,388,100

Real Estate – 0.5%
Griffin Land & Nurseries, Inc.*	13,000	321,360
Harbor Global Co.*	17,500	157,500
Innkeepers USA Trust [REIT]	25,000	337,500
Sun Communities, Inc.[REIT]	5,000	185,500

		1,001,860

Restaurants – 1.4%
Steak ‘n Shake Co. (The)*	75,000	1,478,250
Triarc Cos., Inc. (Class “A” Stock)	26,720	414,160
Triarc Cos., Inc. (Class “B” Stock)	53,560	790,010
Wendy’s International, Inc.(a)	3,300	129,426

		2,811,846

Retail & Merchandising – 1.6%
Big 5 Sporting Goods Corp.	3,000	82,140
Bon-Ton Stores, Inc.	4,000	62,920
Movado Group, Inc.	30,000	546,900
Neiman Marcus Group, Inc. (Class “A” Stock)(a)	20,000	1,337,999
Neiman Marcus Group, Inc. (Class “B” Stock)	16,000	998,400
Office Depot, Inc.*	4,550	78,670
OfficeMax, Inc.(a)	6,000	177,060
Sports Authority, Inc. (The)*	2,602	66,013

		3,350,102

Semiconductors – 0.3%
Axcelis Technologies, Inc.*	31,000	231,570
Omnivision Technologies, Inc.*(a)	18,000	292,140

		523,710

Telecommunications – 4.7%
Acme Communications, Inc.*	135,300	769,857
AO VimpelCom [ADR] (Russia)*	58,000	2,099,600
Centennial Communications, Inc.*	35,000	304,500
Cincinnati Bell, Inc.*	150,000	637,500
Corning, Inc.*(a)	65,000	711,100
D & E Communications, Inc.	80,000	948,000
Dobson Communications Corp.*	60,000	110,400
Insight Communications Co., Inc.*	20,000	202,200
Nextel Communications, Inc. (Class “A” Stock)*(a)	15,000	430,350
Plantronics, Inc.	6,000	223,260
Rural Cellular Corp.*	45,000	333,900

Stratos International, Inc.*	10,000	40,000
Sycamore Networks, Inc.*	30,000	103,800
Western Wireless Corp. (Class “A” Stock)*	74,000	2,795,720

		9,710,187

Transportation – 0.9%
GATX Corp.	45,000	1,340,100
Grupo TMM SA de CV [ADR] (Mexico)*	25,000	81,500
Hub Group, Inc. (Class “A” Stock) (Canada)*	2,000	108,920
Laidlaw International, Inc.*	4,180	90,999
Ryder System, Inc.	6,000	273,300

		1,894,819

Utilities – 6.1%
AES Corp.*	23,000	323,150
Allete, Inc.	1,476	61,062
Alliant Energy Corp.	9,200	253,000
Aquila, Inc.*	80,000	296,000
CH Energy Group, Inc.	42,000	1,986,600
Connecticut Water Service, Inc.	23,000	613,410
DPL, Inc.	20,000	519,800
Duquesne Light Holdings, Inc.(a)	110,000	2,041,600
El Paso Electric Co.*	120,000	2,332,799
Florida Public Utilities Co.	8,000	140,400
Ionics, Inc.*	3,110	136,405
Maine & Maritimes Corp.	8,000	201,840
MGE Energy, Inc.	28,000	1,005,480
Northeast Utilities	80,000	1,496,000
Southern Union Co.*	35,563	829,318
TXU Corp.(a)	4,500	311,400

		12,548,264

TOTAL LONG-TERM INVESTMENTS (Cost $131,183,532)		207,718,947

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 8.9%
Certificates of Deposit – 0.1%
Banco Santander PR	$116	115,640
2.375%, 02/07/05 (b)(c)

Commercial Paper – 1.9%
Skandinaviska Enskilda Banken	3,916	3,916,426
2.47%, 02/17/05 (b)(c)

Corporate Obligations – 3.0%
Bank of America NA	167	166,565
2.30%, 02/01/05 (b)(c)
Bear Stearns	120	119,998
2.53%, 02/01/05 (b)(c)
Goldman Sachs Group, Inc.	3,511	3,510,570
2.58%, 02/01/05 (b)(c)
Morgan Stanley	137	137,035
2.58%, 02/01/05 (b)(c)
Natexis Banque NY	692	691,608
2.55%, 02/01/05 (b)(c)
Sedna Finance Corp.	1,489	1,488,611
2.45%, 02/15/05 (b)(c)

		6,114,387

Time Deposit – 0.2%
ABN Amro Bank	399	399,267
2.50%, 02/01/05 (b)

	Shares
Non-Registered Investment Company – 3.7%
BlackRock Institutional Money Market Trust(b)(j)	7,763,407	7,763,407

TOTAL SHORT TERM INVESTMENTS (Cost $18,309,127)		18,309,127

Total Investments — 109.3% (Cost $149,492,659(p))		226,028,074
Liabilities in Excess of Other Assets — (9.3%)		(19,148,034)

Net Assets — 100.0%		$206,880,040

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $17,760,193; cash collateral of $18,309,127 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $12,750. The aggregate value, $0 represents 0.00% of net assets.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $150,837,115; accordingly, net unrealized appreciation on investments for federal income tax purposes was $75,190,959 (gross unrealized appreciation of $80,655,943; gross unrealized depreciation of $5,464,984). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 98.3%
COMMON STOCK
Aerospace & Defense – 2.0%
Alliant Techsystems, Inc.*(a)	49,584	$3,301,303

Apparel/Shoes – 2.2%
Chico’s FAS, Inc.*(a)	57,775	3,043,587
Urban Outfitters, Inc.*	12,500	525,875

		3,569,462

Auto Parts & Related – 1.9%
Gentex Corp.(a)	92,150	3,117,435

Banks – 1.0%
M&T Bank Corp.	16,100	1,647,996

Biotechnology – 1.8%
Biogen Idec, Inc.*	10,120	657,395
Eyetech Pharmaceuticals, Inc.*	34,900	1,286,414
MedImmune, Inc.*(a)	42,075	995,284

		2,939,093

Broadcasting & Cable/Satellite TV – 6.3%
Cablevision Systems New York Group (Class “A” Stock)*(a)	89,000	2,437,710
Citadel Broadcasting Co.*	140,000	1,961,400
EchoStar Communications Corp. (Class “A” Stock)(a)	57,550	1,755,851
Entravision Communications Corp. (Class “A” Stock)*	266,525	2,132,200
Univision Communications, Inc. (Class “A” Stock)*(a)	78,875	2,154,076

		10,441,237

Commercial Services – 5.4%
ARAMARK Corp. (Class “B” Stock)	118,950	3,091,511
Iron Mountain, Inc.*(a)	88,937	2,508,023
Moody’s Corp.	15,800	1,323,724
Pitney Bowes, Inc.(a)	44,050	1,970,797

		8,894,055

Computer Hardware – 2.2%
Avocent Corp.*	97,400	3,556,074

Computer Services – 2.3%
Fiserv, Inc.*	98,400	3,763,800

Computer Software – 5.1%
Cognos, Inc. (Canada)*	60,600	2,507,022
Manhattan Associates, Inc.*	72,800	1,597,960
Mercury Interactive Corp.*	41,700	1,825,209
NAVTEQ Corp.*	26,100	999,369
Salesforce.com, Inc.*(a)	110,200	1,509,740

		8,439,300

Drugs & Medicine – 1.7%
Amylin Pharmaceuticals, Inc.*	58,100	1,302,021
OSI Pharmaceuticals, Inc.*	23,900	1,555,890

		2,857,911

Gaming/Lodging – 3.9%
GTECH Holdings Corp.	70,100	1,638,938
Harrah’s Entertainment, Inc.(a)	47,575	3,008,643
Las Vegas Sands Corp.*	6,700	290,780
Marriott International, Inc. (Class “A” Stock)	24,750	1,563,705

		6,502,066

Insurance – 3.5%
Ambac Financial Group, Inc.	14,205	1,092,080
RenaissanceRe Holdings Ltd.	33,950	1,704,630
Willis Group Holdings Ltd. (United Kingdom)	75,875	2,934,845

		5,731,555

Internet & Online – 2.8%
CheckFree Corp.*(a)	67,925	2,649,075
CNET Networks, Inc.*	186,500	2,051,500

		4,700,575

Manufacturing – 0.4%
American Standard Cos., Inc.	18,570	743,543

Medical Products – 5.6%
Allergan, Inc.	19,200	1,458,240
Bard, (C.R.), Inc.	25,700	1,742,460
Fisher Scientific International, Inc.*(a)	43,076	2,720,249
Kinetic Concepts, Inc.*	12,900	838,500
St. Jude Medical, Inc.*	62,100	2,439,288

		9,198,737

Movies & Entertainment – 0.7%
Lodgenet Entertainment Corp.*	60,350	1,089,318

Networking/Telecom Equipment – 3.9%
Adtran, Inc.(a)	115,430	2,067,351
FLIR Systems, Inc.*(a)	49,573	3,021,475
Juniper Networks, Inc.*	55,800	1,402,254

		6,491,080

Oil & Gas – 0.7%
XTO Energy, Inc.	31,900	1,145,529

Other Consumer Discretionary – 4.2%
Harman International Industries, Inc.	23,300	2,834,445
ITT Educational Services, Inc.*	56,300	2,765,456
Select Comfort Corp.*	66,179	1,295,123

		6,895,024

Other Energy – 2.0%
Smith International, Inc.(a)	56,625	3,352,200

Other Health Care – 6.0%
Caremark Rx, Inc.*(a)	83,600	3,268,760
Charles River Laboratories International,	84,825	4,019,009
Millipore Corp.*(a)	59,070	2,571,317

		9,859,086

Other Producer Goods & Services – 3.2%
Global Payments, Inc.(a)	34,700	1,987,963
Grainger, (W.W.), Inc.	55,040	3,368,998

		5,356,961

Other Technology – 1.8%
Amphenol Corp.	74,500	2,930,085

Publishing – 4.5%
Lamar Advertising Co.*(a)	95,050	4,085,249
Scripps, (E.W.) Co. (Class “A” Stock)(a)	72,200	3,347,192

		7,432,441

Real Estate – 1.4%
MoneyGram International, Inc.	123,300	2,392,020

Restaurants – 1.6%
Chang’s China Bistro, (P.F.), Inc.*(a)	48,100	2,673,879

Retailing – 8.8%
Bed Bath & Beyond, Inc.*	37,200	1,498,788
CarMax, Inc.*(a)	91,800	2,655,774
Dollar Tree Stores, Inc.*(a)	74,650	2,032,720
Ethan Allen Interiors, Inc.(a)	45,975	1,620,159
PETCO Animal Supplies, Inc.*	107,250	4,072,282
Williams-Sonoma, Inc.*(a)	77,950	2,697,069

		14,576,792

Semiconductors/Semi Cap – 8.1%
KLA-Tencor Corp.*(a)	53,875	2,491,719
Linear Technology Corp.	83,200	3,139,968
Marvell Technology Group Ltd.*	76,100	2,545,545
Microchip Technology, Inc.	53,200	1,385,860
Tessera Technologies, Inc.*	100,257	3,899,996

		13,463,088

Telecommunications – 1.4%
Crown Castle International Corp.*	145,250	2,382,100

Tobacco – 1.4%
UST, Inc.	44,640	2,261,462

Transportation – 0.5%
Robinson Worldwide, (C.H.), Inc.	17,575	905,113

TOTAL LONG-TERM INVESTMENTS (Cost $142,529,583)		162,610,320

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 26.8%
Certificates of Deposit – 1.3%
Banco Santander PR	$1,687	1,686,594
2.375%, 02/07/05 (b) (c)
Canadian Imperial Bank of Commerce	114	114,458
1.72%, 05/25/05 (b)
Natexis Banque NY	304	303,575

2.30%, 03/22/05 (b)
		2,104,627

Commercial Paper – 2.0%
Skandinaviska Enskilda Banken	3,274	3,273,983

2.47%, 02/17/05 (b)(c)
Corporate Obligations – 8.2%
Bear Stearns
2.53%, 02/01/05 (b)(c)	62	62,279
2.53%, 02/01/05 (b)(c)	3,381	3,380,951
Goldman Sachs Group, Inc.	1,920	1,919,937
2.58%, 02/01/05 (b)(c)
Morgan Stanley	3,703	3,702,750
2.58%, 02/01/05 (b)(c)
Natexis Banque NY	2,832	2,832,225
2.55%, 02/01/05 (b)(c)
Sedna Finance Corp.	1,706	1,705,866

2.45%, 02/15/05 (b)(c)
		13,604,008

Time Deposit – 3.0%
ABN Amro Bank	4,546	4,545,723
2.50%, 02/01/05 (b)
Chase Manhattan Bank	388	388,049
2.50%, 02/01/05 (b)

		4,933,772

	Shares
Non-Registered Investment Company – 12.3%
BlackRock Institutional Money Market Trust (b)(j)	20,394,784	20,394,784

TOTAL SHORT-TERM INVESTMENTS (Cost $44,311,174)		44,311,174

Total Investments — 125.1% (Cost $186,840,757 (p))		206,921,494
Liabilities in Excess of Other Assets — (25.1%)		(41,574,033)

Net Assets — 100.0%		$165,347,461

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $43,383,684; cash collateral of $44,311,174 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $187,761,047; accordingly, net unrealized appreciation on investments for federal income tax purposes was $19,160,447 (gross unrealized appreciation of $23,346,025; gross unrealized depreciation of $4,185,578). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Relative Value Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 97.9%
COMMON STOCK
Aerospace – 0.1%
Boeing Co.	1,600	$80,960
General Dynamics Corp.	400	41,300
Northrop Grumman Corp.	4,900	254,212

		376,472

Automotive Parts – 10.0%
Advance Auto Parts, Inc.*	146,500	6,314,150
AutoNation, Inc.*(a)	116,700	2,221,968
AutoZone, Inc.*(a)	90,200	8,050,350
BorgWarner, Inc.	156,000	8,375,640
Dana Corp.	17,700	280,899
Genuine Parts Co.(a)	9,600	406,368
Lear Corp.	133,900	7,230,600

		32,879,975

Beverages – 1.4%
Constellation Brands, Inc. (Class “A” Stock)*	92,000	4,776,640

Business Services – 2.2%
Manpower, Inc.	146,900	7,146,685

Chemicals – 0.1%
Sensient Technologies Corp.(a)	16,100	366,275

Clothing & Apparel – 6.3%
Liz Claiborne, Inc.	132,900	5,573,826
Reebok International Ltd.	173,200	7,712,596
Timberland Co. (The) (Class “A” Stock)*	19,700	1,295,078
VF Corp.	118,300	6,287,645

		20,869,145

Computer Hardware – 2.5%
Hewlett-Packard Co.	5,051	98,949
Maxtor Corp.*	16,100	76,153
Western Digital Corp.*	760,900	8,194,893

		8,369,995

Computer Services & Software – 1.8%
Computer Associates International, Inc.(a)	221,400	6,019,866

Conglomerates – 2.4%
Altria Group, Inc.	4,300	274,469
Cendant Corp.	14,500	341,475
Honeywell International, Inc.	10,000	359,800
ITT Industries, Inc.	1,000	85,290
Johnson Controls, Inc.	113,400	6,708,744

		7,769,778

Consumer Products & Services – 4.0%
Black & Decker Corp.(a)	47,900	3,946,960
Energizer Holdings, Inc.*	8,500	481,185
International Flavors & Fragrances, Inc.	600	25,332
Mattel, Inc.	10,600	206,170
Procter & Gamble Co.	6,300	335,349
Whirlpool Corp.	119,500	8,157,070

		13,152,066

Electronic Components & Equipment – 0.1%
AMETEK, Inc.	3,100	118,420
Eastman Kodak Co.(a)	10,600	350,754

		469,174

Environmental Services – 0.1%
Republic Services, Inc.	10,600	349,482

Financial - Bank & Trust – 7.7%
Astoria Financial Corp.(a)	115,100	4,332,364
Commerce Bancorp, Inc.(a)	101,800	5,857,572
First Horizon National Corp.	180,500	7,683,885
North Fork Bancorp, Inc.	264,302	7,585,467

		25,459,288

Financial Services – 10.7%
Ambac Financial Group, Inc.	92,350	7,099,868
American Express Co.(a)	6,700	357,445
Bank of New York Co., Inc. (The)	8,500	252,535
Bear Stearns Cos., Inc.(a)	71,300	7,205,578
CIT Group, Inc.	173,800	7,016,306
Countrywide Financial Corp.	2,998	110,926
Fannie Mae	1,400	90,412
Freddie Mac	800	52,232
IndyMac Bancorp, Inc.	204,300	7,550,928
JP Morgan Chase & Co.	3,700	138,121
KeyCorp	2,600	86,892
Mellon Financial Co.	1,000	29,350
Merrill Lynch & Co., Inc.	3,000	180,210
Price, (T. Rowe) Group, Inc.	6,900	412,965
Waddell & Reed Financial, Inc. (Class “A” Stock)	205,300	4,489,911
Washington Mutual, Inc.(a)	1,000	40,350

		35,114,029

Food – 2.3%
Campbell Soup Co.(a)	10,600	310,792
Del Monte Foods Co.*	65,100	734,328
Fresh Del Monte Produce, Inc.(a)	167,200	5,338,696
General Mills, Inc.	6,900	365,631
Heinz, (H.J.) Co.	8,500	321,385
Kellogg Co.	6,300	281,232
McCormick & Co., Inc.	8,500	315,945
Ralcorp Holdings, Inc.	600	26,400

		7,694,409

Furniture – 1.5%
Mohawk Industries, Inc.*(a)	56,400	4,991,964

Healthcare Services – 8.5%
Coventry Health Care, Inc.*	159,200	9,058,480
Medco Health Solutions, Inc.*	2,600	110,682
Omnicare, Inc.	237,100	7,290,825
Tenet Healthcare Corp.*	1,600	15,888
Triad Hospitals, Inc.*	208,600	8,487,934
Universal Health Services, Inc. (Class “B” Stock)	74,800	3,219,392

		28,183,201

Industrial Products – 4.4%
Cooper Industries Ltd. (Class “A” Stock)	5,300	368,350
Crane Co.	10,600	302,100
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	70,600	5,251,228
Precision Castparts Corp.	6,900	485,070
SPX Corp.(a)	191,700	8,032,230
Watts Water Technologies, Inc. (Class “A” Stock)	5,300	169,865

		14,608,843

Insurance – 13.2%
Allstate Corp. (The)	3,700	186,628
Arch Capital Group Ltd.*	113,500	4,168,855
Endurance Specialty Holdings Ltd.	69,300	2,383,920
Hartford Financial Services Group, Inc. (The)	1,000	67,290
Jefferson-Pilot Corp.	14,600	728,540
PartnerRe Ltd.	100,500	6,368,685
PMI Group, Inc. (The)(a)	179,400	7,134,739
Radian Group, Inc.	146,900	7,042,386
RenaissanceRe Holdings Ltd.	140,400	7,049,484
UnumProvident Corp.	4,100	70,397
WellChoice, Inc.*	43,800	2,331,474
WellPoint, Inc.*	46,500	5,649,750

		43,182,148

Machinery & Equipment – 0.8%
Briggs & Stratton Corp.(a)	64,400	2,498,076

Medical Supplies & Equipment – 0.2%
Baxter International, Inc.	1,400	47,264
DENTSPLY International, Inc.	800	44,856
Owens & Minor, Inc.	600	17,130
Schein, (Henry), Inc.*	800	54,448
Sybron Dental Specialties, Inc.*	11,200	422,912

		586,610

Oil & Gas – 5.7%
Devon Energy Corp.(a)	3,480	141,532
Equitable Resources, Inc.	1,000	57,040
Exxon Mobil Corp.	3,100	159,960
National Fuel Gas Co.	5,300	149,460
ONEOK, Inc.	3,100	85,870
Pioneer Natural Resources Co.(a)	96,400	3,700,796
Questar Corp.	2,200	111,760
Sunoco, Inc.	67,700	5,923,073
XTO Energy, Inc.	232,150	8,336,506

		18,665,997

Paper & Forest Products
Schweitzer-Mauduit International, Inc.	2,600	87,204

Pharmaceuticals – 0.2%
Bristol-Meyers Squibb Co.(a)	11,700	274,248
Merck & Co., Inc.(a)	1,600	44,880
Pfizer, Inc.	9,300	224,688
Wyeth	1,000	39,630

		583,446

Printing & Publishing – 0.1%
Knight-Ridder, Inc.(a)	4,300	279,973

Restaurants – 2.8%
Darden Restaurants, Inc.	132,100	3,904,876
Ruby Tuesday, Inc.(a)	215,900	5,492,496

		9,397,372

Retail & Merchandising – 7.5%
Dollar Tree Stores, Inc.*(a)	116,000	3,158,680
Foot Locker, Inc.	277,600	7,472,992
NBTY, Inc.*	239,900	6,568,462
Neiman Marcus Group, Inc. (Class “A” Stock)(a)	5,300	354,570
Pier 1 Imports, Inc.	396,300	7,018,473

		24,573,177

Telecommunications – 0.4%
ALLTEL Corp.	3,700	203,648
CenturyTel, Inc.	10,000	326,000
Sprint Corp.	19,800	471,834
Verizon Communications, Inc.	9,000	320,310
Western Wireless Corp. (Class “A” Stock)*	2,600	98,228

		1,420,020

Transportation – 0.1%
GATX Corp.	9,600	285,888

Utilities – 0.8%
Allegheny Energy, Inc.*	29,300	566,662
CH Energy Group, Inc.	1,500	70,950
Cinergy Corp.	4,300	173,247
CMS Energy Corp.*	5,300	55,809
Constellation Energy Group, Inc.	8,500	425,000
Duquesne Light Holdings, Inc.(a)	16,100	298,816
FirstEnergy Corp.	2,600	103,376
Great Plains Energy, Inc.	5,300	160,643
NSTAR	6,300	354,564
Wisconsin Energy Corp.	5,300	181,154
Xcel Energy, Inc.	10,600	192,813

		2,583,034

TOTAL LONG-TERM INVESTMENTS (Cost $258,438,525)		322,740,232

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 12.3%
Certificates of Deposit – 0.7%
Banco Santander PR	$2,204	2,203,806
2.375%, 02/07/05 (b)(c)
Wachovia Corp.	44	44,119

2.55%, 03/24/05 (b)
		2,247,925

Commercial Paper – 1.8%
Skandinaviska Enskilda Banken	5,963	5,963,453

2.47%, 02/17/05 (b)(c)
Corporate Obligations – 2.2%
Bank of America NA	3,782	3,782,058
2.30%, 02/01/05 (b)(c)
Bear Stearns	325	324,918
2.53%, 02/01/05 (b)(c)
Goldman Sachs Group, Inc.	2,234	2,234,168
2.58%, 02/01/05 (b)(c)
Morgan Stanley	423	422,606
2.58%, 02/01/05 (b)(c)
Natexis Banque NY	550	550,385

2.55%, 02/01/05 (b)(c)
		7,314,135

Time Deposit – 2.0%
ABN Amro Bank	6,529	6, 528,661

2.50%, 02/01/05 (b)

	Shares
Non-Registered Investment Company – 4.2%
BlackRock Institutional Money Market Trust(b)(j)	13,719,963	13,719,963

Registered Investment Company – 1.4%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	4,739,401	4,739,401

TOTAL SHORT-TERM INVESTMENTS (Cost $40,513,538)		40,513,538

Total Investments — 110.2% (Cost$298,952,063 (p))
		363,253,770
Liabilities in Excess of Other Assets — (10.2%)		(33,486,252)

Net Assets — 100.0%		$329,767,518

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $35,255,171; cash collateral of $35,774,137 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $300,832,356; accordingly, net unrealized appreciation on investments for federal income tax purposes was $62,421,414 (gross unrealized appreciation of $64,933,408; gross unrealized depreciation of $2,511,994). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Technology Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCK
Business Services – 6.0%
Accenture Ltd. (Class “A” Stock)*	21,500	$560,075
Automatic Data Processing, Inc.	13,700	595,676

		1,155,751

Computer Hardware – 4.7%
Dell, Inc.*	22,000	918,720

Computer Services & Software – 23.7%
Adobe Systems, Inc.(a)	10,000	569,000
Check Point Software Technologies Ltd.*	18,000	437,040
Cognizant Technology Solutions Corp.*	9,300	352,470
Cognos, Inc. (Canada)*	9,500	393,015
Electronic Arts, Inc.*	6,500	418,210
EMC Corp.*	34,500	451,950
Mercury Interactive Corp.*	8,500	372,045
Microsoft Corp.	23,800	625,464
Oracle Corp.*	32,000	440,640
SAP AG [ADR] (Germany)	14,000	542,080

		4,601,914

Computers - Networking – 10.1%
Cisco Systems, Inc.*	33,000	595,320
Juniper Networks, Inc.*(a)	22,000	552,860
Network Appliance, Inc.*	25,500	811,920

		1,960,100

Electronic Components & Equipment – 2.8%
Linear Technology Corp.	14,200	535,908

Internet Services – 11.0%
Checkfree Corp.*	5,000	195,000
eBay, Inc.*(a)	7,500	611,250
Symantec Corp.*(a)	11,000	256,850
VeriSign, Inc.*	15,000	387,600
Yahoo!, Inc.*	19,200	676,032

		2,126,732

Medical Supplies & Equipment – 2.8%
Zimmer Holdings, Inc.*	7,000	551,950

Personal Services – 2.8%
Apollo Group, Inc. (Class “A” Stock)*(a)	7,000	547,330

Pharmaceuticals – 7.4%
Amgen, Inc.*	8,000	497,920
Genentech, Inc.*(a)	9,500	453,245
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)(a)	17,000	488,410

		1,439,575

Semiconductors – 12.4%
Intel Corp.	17,900	401,855
Marvell Technology Group Ltd.*	8,800	294,360
Microchip Technology, Inc.	19,300	502,765
Taiwan Semiconductor Manufacturing Co. Ltd. [ADR] (Taiwan)	70,001	612,509
Xilinx, Inc.	20,100	586,719

		2,398,208

Telecommunications – 15.9%
Amdocs Ltd.*	23,100	687,225
Avaya, Inc.*	35,000	502,250
Comverse Technology, Inc.*	18,800	420,180
Corning, Inc.*	52,000	568,880
Motorola, Inc.	21,500	338,410
QUALCOMM, Inc.	15,000	558,600

		3,075,545

TOTAL LONG-TERM INVESTMENTS (Cost $16,102,120)		19,311,733

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 12.9%
Certificate of Deposit – 1.9%
Fortis Bank NY
2.055%, 06/08/05 (b)	$376	375,645

Commercial Paper – 3.6%
Skandinaviska Enskilda Banken
2.47%, 02/17/05 (b)(c)	695	695,339

Corporate Obligations – 2.6%
Morgan Stanley
2.58%, 02/01/05 (b)(c)	472	472,054
Natexis Banque NY
2.55%, 02/01/05 (b)(c)	24	24,085

		496,139

Time Deposit – 1.2%
ABN Amro Bank
2.50%, 02/01/05 (b)	65	65,125
Chase Manhattan Bank
2.50%, 02/01/05 (b)	162	161,752

		226,877

	Shares
Non-Registered Investment Company – 3.4%
BlackRock Institutional Money Market Trust(b)(j)	668,700	668,700

Registered Investment Company – 0.2%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	44,751	44,751

TOTAL SHORT-TERM INVESTMENTS (Cost $2,507,451)		2,507,451

Total Investments — 112.5% (Cost $18,609,571(p))		21,819,184
Liabilities in Excess of Other Assets — (12.5%)		(2,424,117)

Net Assets — 100.0%		$19,395,067

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $2,427,972; cash collateral of $2,462,700 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $19,256,389; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,562,795 (gross unrealized appreciation of $2,712,406; gross unrealized depreciation of $149,611). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Health Sciences Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 92.7%
COMMON STOCK
Biotechnology Healthcare – 13.8%
Amgen, Inc.*	19,000	$1,182,560
Corgentech, Inc.*	15,000	92,550
Genzyme Corp.*	3,600	209,556
Gilead Sciences, Inc.*	28,800	953,280
Protein Design Labs, Inc.*	22,100	445,757

		2,883,703

Chemicals – 0.2%
AKZO Nobel NV [ADR] (Netherlands)	900	37,503

Electronic Components & Equipment – 1.2%
SonoSight, Inc.*	7,300	231,629
Varian, Inc.*	600	23,958

		255,587

Health Care – 0.5%
Davita, Inc.*	2,500	104,900

Healthcare Facilities – 2.2%
Community Health Systems, Inc.*	16,000	463,680

Healthcare Services – 4.6%
Cooper Companies, Inc.	700	53,690
HMS Holdings Corp.*	12,600	98,280
PacifiCare Health Systems, Inc.*	13,300	818,349

		970,319

Healthcare Supplies – 5.5%
Johnson & Johnson Co.	400	25,880
Wyeth	28,400	1,125,492

		1,151,372

Managed Healthcare – 0.4%
Aetna, Inc.	600	76,230

Medical Equipment & Devices – 5.4%
Baxter International, Inc.	2,200	74,272
Becton Dickinson & Co.	4,000	226,600
Dentsply Corp.	600	33,642
Gen-Probe, Inc*	100	4,881
St. Jude Medical, Inc.*	16,900	663,832
Symmetry Medical, Inc.*	6,600	132,990

		1,136,217

Medical Supplies & Equipment – 17.1%
Bard, (C.R.), Inc.	3,500	237,300
Biogen Idec, Inc.*	400	25,984
Boston Scientific Corp.*(a)	8,900	294,234
Eisai Co. Ltd. (Japan)	32,300	1,049,036
Fisher Scientific International, Inc.*(a)	2,000	126,300
Guidant Corp.	12,900	935,121
Intralase Corp.*	3,100	71,300
Kinetic Concepts, Inc.*	1,650	107,250
Medtronic, Inc.	12,000	629,880
Sola International, Inc.*	700	19,327
Varian Medical Systems, Inc.*	1,000	37,730
Vnus Medical Technologies*	3,800	52,440

		3,585,902

Pharmaceuticals – 22.0%
Bristol-Meyers Squibb Co.(a)	17,200	403,168
Caremark Rx, Inc.*(a)	5,400	211,140
Cubist Pharmaceuticals, Inc.*	31,400	358,588
Impax Laboratories, Inc.*	1,200	20,574
Indevus Pharmaceuticals, Inc.*	20,900	105,545
Isis Pharmaceuticals, Inc.*	25,000	127,000
Medicis Pharmaceutical (Class “A” Stock)(a)	3,100	111,910

OSI Pharmaceuticals*	10,700	696,570
PRA International*	700	16,947
QLT PhotoTherapeutics, Inc.*	31,100	502,887
Roche Holding AG (Germany)	1,900	202,390
Sanofi-Aventis SA [ADR] (France)	30,001	1,116,636
Shire Pharmaceuticals Group PLC [ADR] (United Kingdom)	12,200	427,000
Takeda Chemical Industries Ltd. (Japan)	2,200	104,625
Yamanouchi Pharmaceutical Co. Ltd.– (Japan)	5,200	189,493

		4,594,473

Pharmaceuticals - Manufacturing – 12.0%
Forest Laboratories, Inc.*	25,100	1,042,403
Fujisawa Pharmaceutical Co. Ltd. (Japan)	28,900	745,861
Kyorin Pharmaceutica Co. (Japan)	11,000	158,745
Novartis AG [ADR] (Switzerland)(a)	5,800	277,704
Santen Pharmaceutical Co. Ltd. (Japan)	1,300	28,399
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)(a)	9,000	258,570

		2,511,682

Pharmaceuticals - Research & Manufacturing – 7.8%
Lilly (Eli) & Co.	12,300	667,152
Pfizer, Inc.	40,200	971,232

		1,638,384

TOTAL LONG-TERM INVESTMENTS (Cost $18,196,503)		19,409,952

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 13.2%
Commercial Paper – 0.4%
Skandinaviska Enskilda Banken	$82	82,381

2.47%, 02/17/05 (b) (c)
Corporate Obligations – 3.0%
Goldman Sachs Group, Inc.	271	270,721
2.58%, 02/01/05 (b)(c)
Morgan Stanley	250	249,911
2.58%, 02/01/05 (b)(c)
Sedna Finance Corp.	112	111,622

2.45%, 02/15/05 (b)(c)
		632,254

Time Deposit – 2.8%
ABN Amro Bank	577	576,765

2.50%, 02/01/05 (b)

	Shares
Non-Registered Investment Company – 2.0%
BlackRock Institutional Money Market Trust(b)(j)	414,200	414,200

Registered Investment Company – 5.0%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,055,765	1,055,765

TOTAL SHORT-TERM INVESTMENTS (Cost $2,761,365)		2,761,365

Total Investments — 105.9% (Cost $20,957,868 (p))		22,171,317
Liabilities in Excess of Other Assets — (5.9%)		(1,239,426)

Net Assets — 100.0%		$20,931,891

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $1,673,108; cash collateral of $1,705,600 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $21,101,019; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,070,298 (gross unrealized appreciation of $1,710,859; gross unrealized depreciation of $640,561). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Managed OTC Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 95.8%
COMMON STOCK
Advertising – 0.3%
Lamar Advertising Co.*(a)	2,254	$96,877

Automobile Manufacturers – 1.0%
PACCAR, Inc.	5,194	367,008

Biotechnology – 7.5%
Amgen, Inc.*	15,778	982,022
Biogen Idec, Inc.*	9,702	630,242
Chiron Corp.*	6,958	228,570
Genzyme Corp.*	7,644	444,957
Invitrogen Corp.*	1,274	87,537
MedImmune, Inc.*(a)	7,154	169,228
Millennium Pharmaceuticals, Inc.*	8,918	82,135

		2,624,691

Broadcasting – 1.8%
Liberty Media International, Inc. (Class “A” Stock)*	4,704	212,997
Sirius Satellite Radio, Inc.*(a)	36,554	241,988
XM Satellite Radio Holdings Inc.*	5,684	181,376

		636,361

Chemicals – 0.3%
Sigma Aldrich Corp.	1,764	110,867

Commercial Services – 2.3%
Apollo Group, Inc. (Class “A” Stock)*(a)	4,998	390,793
Career Education Corp.*(a)	2,744	110,556
Paychex, Inc.	9,604	292,826

		794,175

Computer Services & Software – 0.9%
Autodesk, Inc.(a)	6,468	189,965
Cognizant Technology Solutions Corp.*	3,430	129,997

		319,962

Computers – 9.0%
Apple Computer, Inc.*	14,994	1,153,038
Dell, Inc.*	24,402	1,019,028
Network Appliance, Inc.*	9,996	318,273
Research in Motion Ltd.*	4,998	356,307
SanDisk Corp.*	4,018	99,245
Sun Microsystems, Inc.*	39,102	170,485
Synopsys, Inc.*	3,626	61,642

		3,178,018

Consumer Products & Services – 1.3%
InterActiveCorp*(a)	19,110	463,035

Distribution/Wholesale – 0.7%
CDW Corp.	2,352	137,592
Fastenal Co.	1,960	117,855

		255,447

Electronic Components & Equipment – 0.5%
American Power Conversion Corp.(a)	5,096	108,392
Molex, Inc.	2,646	75,993

		184,385

Electronics – 1.3%
Flextronics International Ltd.*(a)	16,170	228,806
Garmin Ltd.(a)	2,646	145,530
Sanmina Corp.*	14,896	92,057

		466,393

Entertainment & Leisure – 0.5%
Wynn Resorts Limited*	2,842	186,322

Food – 0.4%
Whole Foods Market, Inc.(a)	1,666	148,974

Healthcare Services – 0.3%
Lincare Holdings, Inc.*	2,548	105,742

Healthcare-Products – 1.4%
Biomet, Inc.	9,114	387,163
DENTSPLY International, Inc.	2,058	115,392

		502,555

Internet – 8.0%
Amazon.com, Inc.*(a)	7,252	313,431
Check Point Software Technologies Ltd.*	6,762	164,181
eBay, Inc.*(a)	13,230	1,078,246
Symantec Corp.*(a)	19,600	457,660
VeriSign, Inc.*	6,370	164,601
Yahoo!, Inc.*	17,640	621,104

		2,799,223

Media – 2.8%
Comcast Corp. (Class “A” Stock)*(a)	25,382	817,046
EchoStar Communications Corp. (Class “A” Stock)(a)	5,978	182,389

		999,435

Medical Supplies & Equipment – 0.5%
Patterson Companies, Inc.*(a)	3,528	164,334

Packaging & Containers – 0.3%
Smurfit-Stone Container Corp.*(a)	6,664	100,227

Pharmaceuticals – 2.4%
Express Scripts, Inc.*	1,764	130,871
Gilead Sciences, Inc.*	11,368	376,280
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)(a)	12,250	351,943

		859,094

Retail – 6.8%
Bed Bath & Beyond, Inc.*(a)	10,780	434,326
Costco Wholesale Corp.(a)	6,566	310,375
Dollar Tree Stores, Inc.*(a)	2,940	80,056
Kmart Holding Corp.*(a)	2,450	230,741
Petsmart, Inc.	3,822	115,539
Ross Stores, Inc.	3,920	112,190
Staples, Inc.	8,918	291,975
Starbucks Corp.*(a)	14,798	799,093

		2,374,295

Semiconductors – 12.9%
Altera Corp.*(a)	14,014	269,069
Applied Materials, Inc.*(a)	23,422	372,410
ATI Technologies, Inc.*	6,566	113,789
Broadcom Corp. (Class “A” Stock)*	6,566	208,996
Intel Corp.	59,094	1,326,660
Intersil Holding Corp. (Class “A” Stock)(a)	4,018	59,587
KLA-Tencor Corp.*(a)	6,370	294,613
Lam Research Corp.*	3,724	99,654
Linear Technology Corp.	10,976	414,234
Marvell Technology Group Ltd.*	6,860	229,467
Maxim Integrated Products, Inc.(a)	12,152	474,050
Microchip Technology, Inc.	4,606	119,986
Novellus Systems, Inc.*(a)	3,822	99,945
QLogic Corp.*	2,548	97,537
Xilinx, Inc.	12,348	360,438

		4,540,435

Software – 16.2%
Adobe Systems, Inc.(a)	6,272	356,877
BEA Systems, Inc.*	9,996	85,166
Citrix Systems, Inc.*	5,390	115,616
Electronic Arts, Inc.*(a)	8,232	529,647
Fiserv, Inc.*	6,566	251,150
Intuit, Inc.*	6,272	244,608
Mercury Interactive Corp.*	2,352	102,947
Microsoft Corp.	99,862	2,624,372
Oracle Corp.*	57,134	786,735
Pixar, Inc.*	1,568	136,683
Siebel Systems, Inc.*	15,876	138,280

Veritas Software Corp.*	11,564	297,426

		5,669,507

Telecommunications – 14.9%
Cisco Systems, Inc.*	62,818	1,133,237
Comverse Technology, Inc.*	5,488	122,657
JDS Uniphase Corp.*	43,806	93,745
Juniper Networks, Inc.*(a)	9,408	236,423
Level 3 Communications, Inc.*(a)	18,032	49,408
MCI, Inc.	9,212	177,699
Nextel Communications, Inc. (Class “A” Stock)*(a)	37,240	1,068,416
NTL, Inc.*	2,548	173,340
QUALCOMM, Inc.(a)	52,822	1,967,091
Telefonaktiebolaget LM Ericsson AB*[ADR](a)	4,606	135,094
Tellabs, Inc.*	6,370	45,354

		5,202,464

Textiles – 0.7%
Cintas Corp.(a)	5,488	238,728

Transportation – 0.8%
C.H. Robinson Worldwide, Inc.	2,254	116,081
Expeditors International of Washington, Inc.	2,842	159,550

		275,631

TOTAL LONG-TERM INVESTMENTS (Cost $26,629,015)		33,664,185

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 22.5%
Certificate of Deposit – 1.1%
Banco Santander PR
2.375%, 02/07/05 (b)(c)	$387	386,595

Commercial Paper – 0.5%
Skandinaviska Enskilda Banken
2.47%, 02/17/05 (b)(c)	171	171,400

Corporate Obligations – 8.2%
Bear Stearns
2.53%, 02/01/05 (b)(c)	219	219,073
2.53%, 02/01/05 (b)(c)	450	449,676
Goldman Sachs Group, Inc.
2.58%, 02/01/05 (b)(c)	389	389,115
Morgan Stanley
2.58%, 02/01/05 (b)(c)	340	340,157
Natexis Banque NY
2.55%, 02/01/05 (b)(c)	738	737,891
Sedna Finance Corp.
2.45%, 02/15/05 (b)(c)	771	771,207

		2,907,119

Time Deposit – 5.2%
ABN Amro Bank
2.50%, 02/01/05 (b)	1,473	1,472,786
Chase Manhattan Bank
2.50%, 02/01/05 (b)	349	349,324

		1,822,110

	Shares
Non-Registered Investment Company – 6.3%
BlackRock Institutional Money Market Trust(b)(j)	2,209,289	2,209,289

Registered Investment Companies – 1.2%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	211,138	211,138
BlackRock Provident Institutional Funds TempFund Portfolio(j)	211,138	211,138

		422,276

TOTAL SHORT-TERM INVESTMENTS (Cost $7,918,789)		7,918,789

Total Investments — 118.3% (Cost $34,547,804(p))	41,582,974
Liabilities in Excess of Other Assets — (18.3%)	(6,423,420)

Net Assets — 100.0%	$35,159,554

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $7,358,529; cash collateral of $7,496,513 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $42,187,298; accordingly, net unrealized depreciation on investments for federal income tax purposes was $(604,324) (gross unrealized appreciation of $1,315,206; gross unrealized depreciation of $1,919,530). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Cash of $999,000 has been segregated with the custodian to cover requirements for the following open futures contracts at January 31, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at January 31, 2005	Unrealized Depreciation
Long Positions:
64	NASDAQ 100	Mar 05	$10,168,091	$9,753,600	$(414,491)
23	E-mini NASDAQ 100	Mar 05	743,902	701,040	(42,862)

					$(457,353)

Strategic Partners Capital Growth Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 97.8%
COMMON STOCK
Advertising – 0.1%
Getty Images, Inc.*(a)	13,620	$949,314

Aerospace – 1.5%
General Dynamics Corp.	48,587	5,016,608
Lockheed Martin Corp.	35,595	2,057,747
United Technologies Corp.	36,228	3,647,435

		10,721,790

Clothing & Apparel – 2.7%
NIKE, Inc. (Class “B” Stock)	231,114	20,021,406

Computer Hardware – 2.1%
Dell, Inc.*(a)	361,334	15,089,308

Computer Services & Software – 3.3%
Electronic Arts, Inc.*(a)	372,888	23,991,614

Conglomerates – 1.4%
Tyco International Ltd.(a)	285,238	10,308,501

Construction – 4.6%
KB Home	58,502	6,356,242
Lennar Corp. (Class “A” Stock)(a)	235,706	13,310,318
Lennar Corp. (Class “B” Stock)	13,003	673,685
MDC Holdings, Inc.	151,531	11,031,457
Toll Brothers, Inc.*	25,512	1,991,722

		33,363,424

Consumer Products & Services – 3.8%
Procter & Gamble Co.	523,439	27,862,658

Electronic Components & Equipment – 5.6%
General Electric Co.	1,079,931	39,017,907
Harman International Industries, Inc.	17,687	2,151,624

		41,169,531

Entertainment & Leisure – 4.0%
Brunswick Corp.	21,844	1,007,445
Harley-Davidson, Inc.(a)	14,925	897,142
Pixar, Inc.*	6,886	600,253
Royal Caribbean Cruises Ltd.	285,041	15,107,173
Wynn Resorts Ltd.*	175,000	11,473,000

		29,085,013

Farming & Agriculture – 0.5%
Monsanto Co.	68,062	3,684,196

Financial - Bank & Trust – 1.5%
UBS AG (Switzerland)*	75,626	6,137,255
UBS AG [ADR] (Switzerland)	12,558	1,021,970
UCBH Holdings, Inc.	80,999	3,569,626

		10,728,851

Financial Services – 17.5%
Chicago Mercantile Exchange Holding, Inc.	48,339	10,368,716
Citigroup, Inc.	458,610	22,494,820
Countrywide Financial Corp.	728,398	26,950,725
Goldman Sachs Group, Inc.	161,350	17,401,598
Merrill Lynch & Co., Inc.	131,465	7,897,103
SLM Corp.	867,618	43,545,746

		128,658,708

Healthcare Services – 11.0%
PacifiCare Health Systems, Inc.*(a)	55,505	3,415,223
Quest Diagnostics, Inc.(a)	136,786	13,035,706
UnitedHealth Group, Inc.	722,088	64,193,623

		80,644,552

Hotels & Motels – 3.7%
Four Seasons Hotels, Inc. (Canada)(a)	281,463	21,661,392
MGM Mirage, Inc.*	71,197	5,112,657

		26,774,049

Insurance – 0.2%
Aetna, Inc.	2,356	299,330
Wellpoint Inc.*	12,000	1,458,000

		1,757,330

Machinery & Equipment – 3.3%
Caterpillar, Inc.	274,114	24,423,557

Medical Supplies & Equipment – 7.3%
Boston Scientific Corp.*	71,943	2,378,436
Medtronic, Inc.(a)	234,090	12,287,384
St. Jude Medical, Inc.*	244,232	9,593,433
Wright Medical Group, Inc.*	39,659	1,088,640
Zimmer Holdings, Inc.*	354,490	27,951,536

		53,299,429

Pharmaceuticals – 7.5%
Genentech, Inc.*	765,133	36,504,495
Pfizer, Inc.	774,949	18,722,768

		55,227,263

Real Estate – 0.1%
St. Joe Co. (The)	11,803	812,046

Restaurants – 2.4%
Starbucks Corp.*(a)	210,981	11,392,974
Yum! Brands, Inc.	135,239	6,268,328

		17,661,302

Retail & Merchandising – 6.6%
Bed Bath & Beyond, Inc.*	49,531	1,995,604
CVS Corp.	142,266	6,594,029
Lowe’s Cos., Inc.(a)	432,915	24,671,826
Target Corp.(a)	217,205	11,027,498
Tiffany & Co.	123,895	3,894,020

		48,182,977

Telecommunications – 3.5%
QUALCOMM, Inc.(a)	609,505	22,697,966
Telefonaktiebolaget LM Ericsson [ADR] (Sweden)*(a)	95,541	2,802,218

		25,500,184

Transportation – 3.6%
FedEx Corp.	274,249	26,231,917

TOTAL LONG-TERM INVESTMENTS (Cost $490,930,830)		716,148,920

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 16.6%
Certificates of Deposit – 2.7%
Canadian Imperial Bank of Commerce	$4,297	4,295,977
1.72%, 05/25/05 (b)
Natexis Banque NY	11,115	11,114,659
2.30%, 03/22/05 (b)
Societe Generale	1,130	1,129,257
2.41%, 02/14/05 (b)
Wachovia Corp.	3,448	3,447,778
2.55%, 03/24/05 (b)

		19,987,671

Commercial Paper
Skandinaviska Enskilda Banken	3	3,389
2.47%, 02/17/05 (b)(c)

Corporate Obligations – 4.5%
Bank of America NA	4,039	4,038,624
2.30%, 02/01/05 (b)(c)
Bear Stearns Cos., Inc.
2.53%, 02/01/05 (b)(c)	12,097	12,096,922
2.53%, 02/01/05 (b)(c)	11,348	11,347,762
Goldman Sachs Group, Inc.	5,230	5,230,247
2.58%, 02/01/05 (b)(c)

		32,713,555

Time Deposit – 1.3%
ABN AMRO Bank	9,409	9,408,582
2.50%, 02/01/05 (b)

	Shares
Non-Registered Investment Company – 4.3%
BlackRock Institutional Money Market Trust(b) (j)	31,512,163	31,512,163

Registered Investment Companies – 3.8%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	13,872,181	13,872,181
BlackRock Provident Institutional Funds TempFund Portfolio (j)	13,872,180	13,872,180

		27,744,361

TOTAL SHORT-TERM INVESTMENTS (Cost $121,369,721)		121,369,721

Total Investments — 114.4% (Cost $612,300,551 (p))		837,518,641
Liabilities in Excess of Other Assets — (14.4%)		(105,632,363)

Net Assets — 100.0%		$731,886,278

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $92,031,182; cash collateral of $93,625,360 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $615,662,273; accordingly, net unrealized appreciation on investments for federal income tax purposes was $221,856,368 (gross unrealized appreciation of $224,148,520; gross unrealized depreciation of $2,292,152). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Concentrated Growth Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 100.3%
COMMON STOCK
Beverages – 3.9%
PepsiCo, Inc.	269,800	$14,488,260

Broadcasting & Cable/Satellite TV – 16.8%
Cablevision Systems New York Group (Class “A” Stock)*(a)	406,125	11,123,764
Clear Channel Communications, Inc.(a)	399,800	12,965,514
Comcast Corp. (Special Class “A” Stock)*	230,902	7,298,812
EchoStar Communications Corp. (Class “A” Stock)(a)	227,590	6,943,771
Entravision Communications Corp. (Class “A” Stock)*	242,300	1,938,400
Univision Communications, Inc. (Class “A” Stock)*(a)	664,127	18,137,307
Westwood One, Inc.*	191,900	4,634,385

		63,041,953

Commercial Services – 5.0%
McGraw-Hill Cos., Inc.	150,625	13,631,563
Moody’s Corp.	62,290	5,218,656

		18,850,219

Computer Hardware – 2.9%
Dell, Inc.*	259,300	10,828,368

Computer Services – 4.3%
First Data Corp.	347,800	14,169,372
Sabre Holdings Corp.(a)	98,854	2,085,819

		16,255,191

Computer Software – 4.5%
Microsoft Corp.	640,206	16,824,614

Drugs & Medicine – 1.9%
Pfizer, Inc.	299,360	7,232,538

Electrical Equipment – 0.5%
Tyco International Ltd.	51,620	1,865,547

Financials – 12.9%
Fannie Mae(a)	197,674	12,765,787
Freddie Mac	244,520	15,964,711
MBNA Corp.	328,030	8,719,037
Schwab, (Charles) Corp.	993,340	11,165,142

		48,614,677

Foods – 1.9%
Wrigley, (Wm., Jr.) Co.	98,600	6,940,454

Gaming/Lodging – 6.8%
Carnival Corp.(a)	39,820	2,293,632
Harrah’s Entertainment, Inc.(a)	279,510	17,676,213
Starwood Hotels & Resorts Worldwide, Inc.	96,215	5,569,886

		25,539,731

Internet & Online – 4.6%
eBay, Inc.*	65,600	5,346,400
Google, Inc. (Class “A” Stock)*(a)	32,900	6,436,227
Yahoo!, Inc.*	156,000	5,492,760

		17,275,387

Movies & Entertainment – 7.9%
Time Warner, Inc.*	448,786	8,078,148
Viacom, Inc. (Class “B” Stock)	577,800	21,575,052

		29,653,200

Networking/Telecom Equipment – 2.3%
Cisco Systems, Inc.*	477,100	8,606,884

Other Consumer Discret – 5.3%
Cendant Corp.	853,300	20,095,215

Other Healthcare – 3.6%
Caremark Rx, Inc.*(a)	305,500	11,945,050
Medco Health Solutions, Inc.*	37,020	1,575,941

		13,520,991

Publishing – 1.1%
Scripps, (E.W.) Co. (Class “A” Stock)	93,000	4,311,480

Retailing – 6.6%
Family Dollar Stores, Inc.	195,300	6,532,785
Lowe’s Companies, Inc.	131,700	7,505,583
Wal-Mart Stores, Inc.(a)	208,800	10,941,120

		24,979,488

Semiconductors/Semi Cap – 6.5%
Linear Technology Corp.	102,600	3,872,124
QUALCOMM, Inc.(a)	549,300	20,455,932

		24,328,056

Telecommunications – 1.0%
Crown Castle International Corp.*	235,800	3,867,120

TOTAL LONG-TERM INVESTMENTS (Cost $332,163,965)		377,119,373

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 12.7%
Certificates of Deposit – 2.8%
Banco Santander PR
2.375%, 02/07/05 (b)(c)	$28	27,889
Natexis Banque NY
2.30%, 03/22/05 (b)	10,307	10,306,505
Wachovia Corp.
2.55%, 03/24/05 (b)	113	112,960

		10,447,354

Commercial Paper – 0.7%
Skandinaviska Enskilda Banken
2.47%, 02/17/05 (b)(c)	2,761	2,760,769

Corporate Obligations – 1.9%
Goldman Sachs Group, Inc.
2.58%, 02/01/05 (b)(c)	2,109	2,109,240
Natexis Banque NY
2.55%, 02/01/05 (b)(c)	4,886	4,886,092

		6,995,332

Time Deposit – 1.6%
ABN AMRO Bank
2.50%, 02/01/05 (b)	6,084	6,084,083

	Shares
Non-Registered Investment Company – 5.7%
BlackRock Institutional Money Market Trust(b) (j)	21,334,953	21,334,953

TOTAL SHORT-TERM INVESTMENTS (Cost $47,622,491)		47,622,491

Total Investments — 113.0% (Cost $379,786,456 (p))		424,741,864
Liabilities in Excess of Other Assets — (13.0%)		(48,853,947)

Net Assets — 100.0%		$375,887,917

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $46,412,575; cash collateral of $47,622,491 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $382,101,753; accordingly, net unrealized appreciation on investments for federal income tax purposes was $42,640,111 (gross unrealized appreciation of $70,554,028; gross unrealized depreciation of $27,913,917). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Core Value Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 98.6%
COMMON STOCK
Advertising – 0.5%
Interpublic Group of Cos., Inc. (The)*	20,700	$270,135

Aerospace – 1.5%
Boeing Co.(a)	6,100	308,660
General Dynamics Corp.	1,500	154,875
Goodrich Corp.	8,975	307,843

		771,378

Automotive Parts – 2.0%
American Axle & Manufacturing Holdings, Inc.	3,800	102,030
Autoliv, Inc. (Germany)	3,500	165,025
BorgWarner, Inc.	4,000	214,760
Dana Corp.	7,275	115,454
Lear Corp.	3,225	174,150
Magna International, Inc. (Class “A” Stock)	2,800	212,072

		983,491

Beverages – 0.7%
Coors, (Adolph) Co. (Class “B” Stock)(a)	1,000	74,600
PepsiCo, Inc.	4,700	252,390

		326,990

Building Materials – 1.5%
Martin Marietta Materials, Inc.	3,500	189,070
Masco Corp.(a)	9,725	357,880
Vulcan Materials Co.	3,400	192,032

		738,982

Cable Television – 0.9%
Comcast Corp. (Class “A” Stock)*(a)	13,500	434,565

Chemicals – 1.6%
Ashland, Inc.	1,900	116,622
Dow Chemical Co.	1,200	59,640
DuPont, (E.I.) de Nemours & Co.	3,100	147,436
Eastman Chemical Co.	4,900	265,335
PPG Industries, Inc.	3,200	220,096

		809,129

Clothing & Apparel – 0.9%
Jones Apparel Group, Inc.	7,000	235,410
VF Corp.	4,500	239,175

		474,585

Computer Hardware – 2.1%
Hewlett-Packard Co.	36,500	715,035
Ingram Micro, Inc. (Class “A” Stock)*	7,600	140,448
International Business Machines Corp.	2,000	186,840
Quantum Corp.*	3,400	10,098

		1,052,421

Computer Services & Software – 2.2%
Electronic Data Systems Corp.	15,400	329,868
Microsoft Corp.	23,800	625,464
Tech Data Corp.*	4,075	171,272

		1,126,604

Conglomerates – 4.3%
Altria Group, Inc.	21,300	1,359,579
Textron, Inc.	5,900	424,682
Tyco International Ltd.(a)	9,600	346,944

		2,131,205

Consumer Products & Services – 1.3%
Newell Rubbermaid, Inc.	12,800	275,456
UST, Inc.	7,100	359,686

		635,142

Containers & Packaging – 0.4%
Owens-Illinois, Inc.*	450	10,224

Smurfit-Stone Container Corp.*	12,550	188,752

		198,976

Electronic Components & Equipment – 8.4%
Agere Systems, Inc. (Class “A” Stock)*	53,900	77,616
Eastman Kodak Co.(a)	9,300	307,737
Flextronics International Ltd.*(a)	13,800	195,270
General Electric Co.	75,900	2,742,267
Hubbell, Inc. (Class “B” Stock)	3,875	191,890
Parker-Hannifin Corp.	5,000	325,800
Sanmina-SCI Corp.*	9,700	59,946
Solectron Corp.*	36,500	181,405
Vishay Intertechnology, Inc.*	9,200	120,244

		4,202,175

Entertainment & Leisure – 1.8%
Disney, (Walt) Co.(a)	1,900	54,397
Time Warner, Inc.*	42,300	761,400
Viacom, Inc. (Class “B” Stock)	2,200	82,148

		897,945

Financial - Bank & Trust – 10.7%
Bank of America Corp.(a)	41,700	1,933,628
Comerica, Inc.	5,675	328,356
Huntington Bancshares, Inc.	10,800	248,076
National City Corp.	10,925	388,384
SunTrust Banks, Inc.	6,025	433,921
U.S. Bancorp	18,450	554,423
Wachovia Corp.	17,861	979,675
Wells Fargo & Co.	7,800	478,140

		5,344,603

Financial Services – 14.0%
Citigroup, Inc.	46,100	2,261,204
Fannie Mae(a)	3,425	221,187
Freddie Mac	8,400	548,436
Goldman Sachs Group, Inc.	5,000	539,250
JP Morgan Chase & Co.	23,000	858,590
KeyCorp(a)	10,450	349,239
Lehman Brothers Holdings, Inc.	4,925	449,111
Mellon Financial Co.	10,800	316,980
Merrill Lynch & Co., Inc.	7,400	444,518
Morgan Stanley Dean Witter & Co.	7,800	436,488
PNC Financial Services Group	2,500	134,675
Washington Mutual, Inc.(a)	13,012	525,034

		7,084,712

Food – 2.4%
Albertson’s, Inc.(a)	10,600	242,528
Archer-Daniels-Midland Co.	8,601	208,144
Safeway, Inc.*(a)	16,700	314,795
Sara Lee Corp.	8,800	206,624
Unilever NV	3,600	235,116

		1,207,207

Healthcare Services – 1.1%
HCA, Inc.(a)	3,500	155,820
Medco Health Solutions, Inc.*	8,700	370,359

		526,179

Industrial Products – 0.7%
Cooper Industries Ltd. (Class “A” Stock)	3,200	222,400
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	1,100	81,818
SPX Corp.	1,000	41,900

		346,118

Insurance – 7.2%
ACE Ltd.	2,500	108,500
Allstate Corp. (The)	10,950	552,318
American International Group, Inc.(a)	3,000	198,870
Chubb Corp.	4,300	320,264
Genworth Financial, Inc.	10,800	286,524
Hartford Financial Services Group, Inc. (The)	6,600	444,114
Manulife Financial Corp. (Canada)	9,600	420,960
MetLife, Inc.	7,400	294,150
MGIC Investment Corp.	3,700	236,430
PartnerRe Ltd.	400	25,348

St. Paul Travelers Cos., Inc. (The)	12,317	462,380
Torchmark Corp.	850	46,410
XL Capital Ltd. (Class “A” Stock)(a)	3,100	231,818

		3,628,086

Machinery & Equipment – 0.7%
Eaton Corp.	5,500	373,945

Metals & Mining – 1.2%
Alcoa, Inc.	2,700	79,677
United States Steel Corp.	8,600	445,480
Worthington Industries, Inc.	4,300	88,064

		613,221

Oil & Gas – 11.3%
BP PLC [ADR] (United Kingdom)	4,300	256,366
ChevronTexaco Corp.	23,144	1,259,034
ConocoPhillips	9,350	867,587
Exxon Mobil Corp.	49,650	2,561,939
Marathon Oil Corp.	8,400	325,332
Occidental Petroleum Corp.	6,350	370,713

		5,640,971

Paper & Forest Products – 1.8%
Georgia-Pacific Corp.	11,300	362,730
MeadWestvaco Corp.	10,000	288,900
Temple-Inland, Inc.	3,800	241,680

		893,310

Pharmaceuticals – 1.2%
Bristol-Meyers Squibb Co.(a)	3,800	89,072
GlaxoSmithKline PLC [ADR] (United Kingdom)	3,384	150,825
Merck & Co., Inc.(a)	12,600	353,430

		593,327

Railroads – 1.9%
Burlington Northern Santa Fe Corp.	8,225	396,281
CSX Corp.	4,700	187,859
Norfolk Southern Corp.	10,400	363,168

		947,308

Restaurants – 1.0%
McDonald’s Corp.	15,000	485,850

Retail & Merchandising – 3.5%
Federated Department Stores, Inc.	6,825	387,660
Kroger Co. (The)*	20,200	345,420
Limited Brands, Inc.	14,600	346,020
Nordstrom, Inc.	2,800	135,100
Office Depot, Inc.*	14,600	252,434
SUPERVALU, Inc.(a)	1,100	34,771
Target Corp.	4,900	248,773

		1,750,178

Telecommunications – 5.7%
ADC Telecommunications, Inc.*	60,400	155,228
BellSouth Corp.(a)	4,900	128,576
Corning, Inc.*	13,400	146,596
Nortel Networks Corp. (Canada)*	42,400	137,800
SBC Communications, Inc.(a)	17,200	408,672
Sprint Corp.(a)	28,450	677,964
Tellabs, Inc.*	25,500	181,560
Verizon Communications, Inc.	29,350	1,044,566

		2,880,962

Utilities – 4.1%
Alliant Energy Corp.	8,200	225,500
American Electric Power Co., Inc.(a)	9,775	344,569
Constellation Energy Group, Inc.	3,100	155,000
Edison International Co.	2,400	77,928
Entergy Corp.	5,100	354,552
FirstEnergy Corp.	8,500	337,960
Northeast Utilities	9,500	177,650
Sempra Energy(a)	7,400	275,428
Wisconsin Energy Corp.	400	13,672
Xcel Energy, Inc.	6,000	109,140

		2,071,399

TOTAL LONG-TERM INVESTMENTS (Cost $41,060,602)		49,441,099

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 14.1%
Certificates of Deposit – 3.6%
Banco Santander PR	$335	334,968
2.375%, 02/07/05 (b)(c)
Fortis Bank	48	47,839
2.055%, 06/08/05 (b)
Natexis Banque NY	404	403,889
2.30%, 03/22/05 (b)
Wachovia Corp.	1,036	1,036,353

2.55%, 03/24/05 (b)
		1,823,049

Commercial Paper – 0.4%
Skandinaviska Enskilda Banken	183	183,216

2.47%, 02/17/05 (b)(c)
Corporate Obligations – 4.5%
Bear Stearns
2.53%, 02/01/05 (b)(c)	567	566,542
Goldman Sachs Group, Inc.
2.58%, 02/01/05 (b)(c)	380	380,165
Morgan Stanley,
2.58%, 02/01/05 (b)(c)	516	516,271
Natexis Banque NY
2.55%, 02/01/05 (b)(c)	766	766,224

		2,229,202

Time Deposit – 3.1%
ABN Amro Bank	1,540	1,540,431

2.50%, 02/01/05 (b)
	Shares
Non-Registered Investment Company – 1.8%
BlackRock Institutional Money Market Trust (b)(j)	923,830	923,830

Registered Investment Companies – 0.7%
BlackRock Provident Institutional Funds	176,740	176,740
TempCash Portfolio (j)
BlackRock Provident Institutional Funds	176,739	176,739

TempFund Portfolio (j)
		353,479

TOTAL SHORT-TERM INVESTMENTS (Cost $7,053,207)		7,053,207

Total Investments — 112.7% (Cost $48,113,809 (p))		56,494,306
Liabilities in Excess of Other Assets — (12.7%)		(6,386,551)

Net Assets — 100.0%		$50,107,755

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $6,521,249; cash collateral of $6,699,728 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $48,114,770; accordingly, net unrealized appreciation on investments for federal income tax purposes was $8,379,536 (gross unrealized appreciation of $9,718,352; gross unrealized depreciation of $1,338,816). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Managed Index 500 Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 100.7%
COMMON STOCK
Aerospace – 1.2%
Goodrich Corp.	7,500	$257,250
Northrop Grumman Corp.	600	31,128
United Technologies Corp.	14,100	1,419,588

		1,707,966

Automobile Manufacturers – 0.7%
General Motors Corp.(a)	26,300	968,103

Automotive Parts – 0.3%
Delphi Corp.	50,000	379,500

Beverages – 1.8%
Coca-Cola Co.	15,700	651,393
PepsiCo, Inc.	36,500	1,960,050

		2,611,443

Broadcasting – 0.3%
Univision Communications, Inc. (Class “A” Stock)*(a)	8,400	229,404
Westwood One, Inc.*	8,700	210,105

		439,509

Building Materials – 1.0%
American Standard Cos., Inc.	15,000	600,600
Masco Corp.	15,300	563,040
Sherwin-Williams Co. (The)	8,800	380,160

		1,543,800

Business Services – 0.2%
Fiserv, Inc.*	8,300	317,475

Cable Television – 0.5%
Comcast Corp. (Class “A” Stock)*	22,200	714,618

Chemicals – 1.5%
Dow Chemical Co.	6,200	308,140
DuPont, (E.I.) de Nemours & Co.	14,100	670,596
Eastman Chemical Co.	7,000	379,050
Lubrizol Corp.	11,450	412,544
PPG Industries, Inc.	6,300	433,314

		2,203,644

Clothing & Apparel – 0.5%
VF Corp.	13,112	696,903

Computer Hardware – 4.3%
Dell, Inc.*	55,400	2,313,504
Hewlett-Packard Co.	69,525	1,361,995
Ingram Micro, Inc. (Class “A” Stock)*	11,200	206,976
International Business Machines Corp.	20,500	1,915,110
Network Appliance, Inc.*	18,500	589,040

		6,386,625

Computer Services & Software – 6.8%
Cisco Systems, Inc.*	85,200	1,537,008
Electronic Arts, Inc.*	16,400	1,055,176
Electronic Data Systems Corp.	10,600	227,052
EMC Corp.*	39,900	522,690
Mercury Interactive Corp.*(a)	4,600	201,342
Microsoft Corp.	181,900	4,780,332
Oracle Corp.*	80,700	1,111,239
Symantec Corp.*	8,000	186,800
Tech Data Corp.*	11,200	470,736

		10,092,375

Conglomerates – 3.4%
3M Co.	4,400	371,184
Altria Group, Inc.	44,450	2,837,244
Cendant Corp.	6,900	162,495
Honeywell International, Inc.	6,000	215,880
Textron, Inc.	6,900	496,662

Tyco International Ltd.	25,000	903,500

		4,986,965

Construction – 0.2%
Pulte Homes, Inc.	4,000	264,320

Consumer Products & Services – 4.2%
Avon Products, Inc.(a)	18,800	793,736
Fortune Brands, Inc.	3,300	277,134
Johnson & Johnson	29,175	1,887,623
Procter & Gamble Co.	44,200	2,352,766
Reynolds American, Inc.	8,500	683,570
Whirlpool Corp.	2,600	177,476

		6,172,305

Containers & Packaging – 0.2%
Sonoco Products Co.	9,900	257,004

Electronic Components & Equipment – 5.8%
Eastman Kodak Co.(a)	17,500	579,075
Emerson Electric Co.(a)	3,000	201,720
Flextronics International Ltd.*	9,700	137,255
General Electric Co.	183,000	6,611,790
Hubbell, Inc. (Class “B” Stock)	10,000	495,200
Solectron Corp.*	95,600	475,132
Vishay Intertechnology, Inc.*	9,500	124,165

		8,624,337

Entertainment & Leisure – 3.3%
Carnival Corp.(a)	14,000	806,400
Disney, (Walt) Co.	11,000	314,930
Harley-Davidson, Inc.(a)	15,700	943,727
International Game Technology Group, Inc.	16,400	513,320
Time Warner, Inc.*	99,500	1,791,000
Viacom, Inc. (Class “B” Stock)	14,200	530,228

		4,899,605

Farming & Agriculture – 0.3%
Bunge Ltd.	8,400	474,936

Financial - Bank & Trust – 5.8%
Bank of America Corp.	65,604	3,042,058
Comerica, Inc.	9,500	549,670
Commerce Bancorp, Inc.(a)	7,800	448,812
Huntington Bancshares, Inc.	5,000	114,850
National City Corp.	29,300	1,041,615
SunTrust Banks, Inc.	14,300	1,029,886
U.S. Bancorp	16,806	505,020
Wachovia Corp.	22,400	1,228,640
Wells Fargo & Co.	11,000	674,300

		8,634,851

Financial Services – 9.9%
American Express Co.(a)	14,000	746,900
Bank of New York Co., Inc. (The)	5,800	172,318
Citigroup, Inc.	101,333	4,970,383
Fannie Mae	3,825	247,019
Goldman Sachs Group, Inc.	8,300	895,155
JP Morgan Chase & Co.	48,282	1,802,366
KeyCorp	25,000	835,500
Legg Mason, Inc.	6,900	532,887
Lehman Brothers Holdings, Inc.	8,800	802,472
MBNA Corp.	57,950	1,540,311
Merrill Lynch & Co., Inc.	16,800	1,009,176
Morgan Stanley Dean Witter & Co.	9,000	503,640
PNC Financial Services Group	10,800	581,796

		14,639,923

Food – 0.5%
Albertson’s, Inc.(a)	2,500	57,200
Archer-Daniels-Midland Co.	11,438	276,800
Dean Foods Co.*	10,600	373,438

		707,438

Healthcare Services – 2.8%
Caremark Rx, Inc.*(a)	24,800	969,680
HCA, Inc.(a)	8,100	360,612
Health Management Associates, Inc. (Class “A” Stock)	29,700	655,776

UnitedHealth Group, Inc.	24,300	2,160,270

		4,146,338

Industrial Products – 0.3%
Cooper Industries Ltd. (Class “A” Stock)	5,800	403,100

Insurance – 6.9%
ACE Ltd.	12,600	546,840
AFLAC, Inc.	6,200	244,962
Allstate Corp. (The)	6,400	322,816
American International Group, Inc.	55,694	3,691,956
Axis Capital Holdings Ltd.	16,150	441,864
Chubb Corp.(a)	10,575	787,626
CIGNA Corp.	1,000	80,250
Hartford Financial Services Group, Inc. (The)	12,300	827,667
Lincoln National Corp.	13,000	599,820
St. Paul Travelers Cos., Inc. (The)	20,697	776,965
WellPoint, Inc.*	11,400	1,385,100
XL Capital Ltd. (Class “A” Stock)	7,500	560,850

		10,266,716

Internet Services – 3.2%
eBay, Inc.*	22,600	1,841,900
Juniper Networks, Inc.*(a)	19,700	495,061
McAfee, Inc.*	15,200	392,920
Yahoo!, Inc.*	58,000	2,042,180

		4,772,061

Machinery & Equipment – 0.2%
Eaton Corp.	4,000	271,960

Medical Supplies & Equipment – 4.2%
Alcon, Inc. (Switzerland)	4,800	380,160
Amgen, Inc.*	38,800	2,414,912
Applera Corp. - Applied Biosystems Group	11,000	220,550
Beckman Coulter, Inc.	4,900	328,300
Boston Scientific Corp.*	32,900	1,087,674
St. Jude Medical, Inc.*	20,000	785,600
Zimmer Holdings, Inc.*	12,400	977,740

		6,194,936

Metals & Mining – 0.9%
Alcan, Inc. (Canada)	3,700	147,149
Alcoa, Inc.	13,100	386,581
Novelis, Inc. (Canada)*	740	16,583
United States Steel Corp.(a)	15,200	787,360

		1,337,673

Office Equipment – 0.1%
Pitney Bowes, Inc.	3,100	138,694

Oil & Gas – 7.0%
Baker Hughes, Inc.	11,800	510,940
ChevronTexaco Corp.	37,494	2,039,673
ConocoPhillips	16,820	1,560,728
El Paso Corp.	14,900	161,963
Exxon Mobil Corp.	79,400	4,097,039
FMC Technologies, Inc.*	6,000	183,780
Marathon Oil Corp.	6,500	251,745
Nabors Industries Ltd.*	10,100	509,040
Occidental Petroleum Corp.	3,900	227,682
Valero Energy Corp.	2,800	145,684
Western Gas Resources, Inc.	8,400	255,780
XTO Energy, Inc.	13,200	474,012

		10,418,066

Paper & Forest Products – 0.5%
International Paper Co.	10,900	426,735
Temple-Inland, Inc.	4,500	286,200

		712,935

Personal Services – 0.4%
Apollo Group, Inc. (Class “A” Stock)*(a)	7,300	570,787

Pharmaceuticals – 2.4%
Bristol-Meyers Squibb Co.(a)	18,400	431,296
Cephalon, Inc.*	8,000	393,600
Forest Laboratories, Inc.*	11,900	494,207

Merck & Co., Inc.(a)	10,700	300,135
Pfizer, Inc.	80,948	1,955,704

		3,574,942

Printing & Publishing – 0.2%
Donnelley, (R.R.) & Sons Co.	7,300	244,185

Railroads – 1.0%
Burlington Northern Santa Fe Corp.	4,100	197,538
CSX Corp.	12,300	491,631
Norfolk Southern Corp.	22,100	771,732

		1,460,901

Real Estate – 0.5%
Equity Office Properties Trust [REIT]	13,700	383,326
Equity Residential Properties Trust [REIT]	12,800	403,712

		787,038

Restaurants – 1.2%
McDonald’s Corp.	10,000	323,900
Starbucks Corp.*	19,100	1,031,400
Wendy’s International, Inc.	11,000	431,420

		1,786,720

Retail & Merchandising – 7.0%
Federated Department Stores, Inc.	6,425	364,940
Home Depot, Inc.(a)	51,700	2,133,142
Lowe’s Cos., Inc.	34,000	1,937,660
May Department Stores Co.(a)	18,274	619,489
OfficeMax, Inc.	13,000	383,630
Rite Aid Corp.*	101,000	357,540
SUPERVALU, Inc.	7,400	233,914
Target Corp.	17,000	863,090
TJX Cos., Inc.	30,400	761,216
Wal-Mart Stores, Inc.	44,500	2,331,799
Williams-Sonoma, Inc.*	9,900	342,540

		10,328,960

Semiconductors – 1.8%
Broadcom Corp. (Class “A” Stock)*	11,000	350,130
Intel Corp.	75,600	1,697,220
Marvell Technology Group Ltd.*	17,800	595,410

		2,642,760

Telecommunications – 4.6%
ALLTEL Corp.	4,400	242,176
BellSouth Corp.	26,400	692,736
Corning, Inc.*	29,763	325,607
Lucent Technologies, Inc.*(a)	100,000	326,000
Motorola, Inc.	30,700	483,218
Nextel Communications, Inc. (Class “A”	13,600	390,184
Stock)*(a)
Qualcomm, Inc.	35,200	1,310,848
SBC Communications, Inc.	47,200	1,121,472
Sprint Corp.	20,500	488,515
Tellabs, Inc.*	20,300	144,536
Verizon Communications, Inc.	37,672	1,340,747

		6,866,039

Transportation – 0.9%
United Parcel Service, Inc. (Class “B” Stock)	18,300	1,366,644

Utilities – 1.9%
American Electric Power Co., Inc.(a)	11,700	412,425
DTE Energy Co.(a)	9,500	416,195
Entergy Corp.	5,800	403,216
FirstEnergy Corp.	18,000	715,680
PPL Corp.	4,000	216,000
Progress Energy, Inc.	6,200	274,350
Sempra Energy	10,300	383,366

		2,821,232

TOTAL LONG-TERM INVESTMENTS (Cost $126,785,354)		148,836,332

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 5.0%
Certificates of Deposit – 0.7%
Canadian Imperial Bank of Commerce	$30	29,530
1.72%, 05/25/05 (b)
Natexis Banque NY	379	378,646
2.30%, 03/22/05 (b)
Societe Generale	355	355,197
2.41%, 02/14/05 (b)
Wachovia Corp.	270	270,119

2.55%, 03/24/05 (b)
		1,033,492

Commercial Paper – 0.7%
Skandinaviska Enskilda Banken	984	983,906

2.47%, 02/17/05 (b)(c)
Corporate Obligations – 1.2%
Bank of America NA	101	100,783
2.30%, 02/01/05 (b)(c)
Bear Stearns
2.53%, 02/01/05 (b)(c)	493	493,153
2.53%, 02/01/05 (b)(c)	489	489,413
Goldman Sachs Group, Inc.	475	475,089
2.58%, 02/01/05 (b)(c)
Morgan Stanley	354	353,547
2.58%, 02/01/05 (b)(c)
Natexis Banque NY	41	41,460

2.55%, 02/01/05 (b)(c)
		1,953,445

Time Deposit – 1.2%
ABN Amro Bank	1,777	1,776,631

2.50%, 02/01/05 (b)

	Shares
Non-Registered Investment Company – 0.9%
BlackRock Institutional Money Market Trust(b)(j)	1,266,804	1,266,804

Registered Investment Companies – 0.3%
BlackRock Provident Institutional Funds	219,581	219,581
TempCash Portfolio (j)
BlackRock Provident Institutional Funds	219,581	219,581

TempFund Portfolio (j)
		439,162

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,453,440)		7,453,440

Total Investments — 105.7%
(Cost $134,238,794(p))		156,289,772
Liabilities in Excess of Other Assets — (5.7%)		(8,370,181)

Net Assets — 100.0%		$147,919,591

The following abbreviations are used throughout the Schedule of Investments:

REIT  Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $6,827,332; cash collateral of $7,014,278 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $134,824,241; accordingly, net unrealized appreciation on investments for federal income tax purposes was $21,465,531 (gross unrealized appreciation of $28,226,511; gross unrealized depreciation of $6,760,980). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Equity Income Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCK
Aerospace – 2.0%
General Dynamics Corp.	8,000	$826,000
Northrop Grumman Corp.	32,500	1,686,100
United Technologies Corp.	21,500	2,164,620

		4,676,720

Broadcasting – 1.8%
Clear Channel Communications, Inc.	50,000	1,621,500
News Corp. (Class “A” Stock) When Issued	54,400	924,800
Westwood One, Inc.*	69,400	1,676,010

		4,222,310

Building Materials – 1.0%
American Standard Cos., Inc.	56,100	2,246,244

Business Services – 1.5%
Fiserv, Inc.*	89,000	3,404,250

Cable Television – 1.8%
Comcast Corp. (Class “A” Stock)*	65,000	2,092,350
Comcast Corp. (Special Class “A” Stock)*	67,500	2,133,675

		4,226,025

Chemicals – 2.0%
Air Products & Chemicals, Inc.	37,300	2,197,343
DuPont, (E.I.) de Nemours & Co.	50,700	2,411,292

		4,608,635

Computer Services & Software – 4.8%
Microsoft Corp.	356,250	9,362,250
Symantec Corp.*	74,200	1,732,570

		11,094,820

Conglomerates – 4.7%
3M Co.	25,600	2,159,616
Altria Group, Inc.	106,100	6,772,363
Johnson Controls, Inc.	34,200	2,023,272

		10,955,251

Consumer Products & Services – 4.1%
Avon Products, Inc.	116,900	4,935,518
Fortune Brands, Inc.	27,700	2,326,246
Loews Corp. - Carolina Group	75,000	2,354,250

		9,616,014

Electronic Components & Equipment – 4.6%
Emerson Electric Co.	19,900	1,338,076
General Electric Co.	261,800	9,458,834

		10,796,910

Entertainment & Leisure – 6.6%
Harley-Davidson, Inc.(a)	34,800	2,091,828
Royal Caribbean Cruises Ltd.(a)	12,500	662,500
Time Warner, Inc.*	242,500	4,365,000
Viacom, Inc. (Class “B” Stock)	222,400	8,304,416

		15,423,744

Financial - Bank & Trust – 4.5%
Bank of America Corp.	135,000	6,259,950
North Fork Bancorp, Inc.	75,500	2,166,850
Wachovia Corp.	38,500	2,111,725

		10,538,525

Financial Services – 13.4%
American Express Co.	6,300	336,105
Citigroup, Inc.	235,000	11,526,750
Fannie Mae	27,500	1,775,950
J.P. Morgan Chase & Co.	239,500	8,940,535
MBNA Corp.	79,800	2,121,084
Merrill Lynch & Co., Inc.	78,100	4,691,467
Morgan Stanley Dean Witter & Co.	34,800	1,947,408

		31,339,299

Food – 0.5%
Dean Foods Co.*	34,300	1,208,389

Healthcare Services – 2.3%
Caremark Rx, Inc.*(a)	28,000	1,094,800
Health Management Associates, Inc. (Class “A” Stock)(a)	95,700	2,113,056
UnitedHealth Group, Inc.	23,500	2,089,150

		5,297,006

Industrial Products – 0.8%
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	26,600	1,978,508

Insurance – 12.3%
ACE Ltd.	139,000	6,032,600
AFLAC, Inc.	20,000	790,200
Allstate Corp. (The)	35,200	1,775,488
American International Group, Inc.	137,400	9,108,246
Axis Capital Holdings Ltd.	83,700	2,290,032
MetLife, Inc.	45,100	1,792,725
WellPoint, Inc.*	57,400	6,974,100

		28,763,391

Machinery & Equipment – 0.2%
Deere & Co.	6,500	451,295

Medical Supplies & Equipment – 3.5%
Applera Corp. - Applied Biosystems Group	45,000	902,250
Beckman Coulter, Inc.	16,100	1,078,700
Boston Scientific Corp.*	186,200	6,155,772

		8,136,722

Metals & Mining – 0.7%
Alcoa, Inc.	55,700	1,643,707

Oil & Gas – 12.5%
Baker Hughes, Inc.	51,400	2,225,620
BP PLC [ADR] (United Kingdom)	60,000	3,577,200
ConocoPhillips	90,000	8,351,100
EnCana Corp. (Canada)	34,100	2,014,969
Exxon Mobil Corp.	73,200	3,777,120
FMC Technologies, Inc.*	28,200	863,766
Nabors Industries Ltd.*	41,800	2,106,720
Noble Energy, Inc.	33,100	1,958,527
Occidental Petroleum Corp.	35,000	2,043,300
Schlumberger Ltd. (Netherland Antilles)	32,500	2,211,300

		29,129,622

Pharmaceuticals – 1.7%
Forest Laboratories, Inc.*	30,900	1,283,277
Pfizer, Inc.	73,900	1,785,424
Wyeth	20,000	792,600

		3,861,301

Railroads – 3.3%
Burlington Northern Santa Fe Corp.	37,500	1,806,750
Union Pacific Corp.	100,000	5,960,000

		7,766,750

Restaurants – 0.7%
Wendy’s International, Inc.	39,400	1,545,268

Retail & Merchandising – 3.6%
Bed Bath & Beyond, Inc.*	12,500	503,625
Home Depot, Inc.	150,000	6,189,000
Lowe’s Cos., Inc.	29,600	1,686,904

		8,379,529

Semiconductors – 0.5%
Maxim Integrated Products, Inc.	27,100	1,057,171

Telecommunications – 1.6%
BellSouth Corp.	77,100	2,023,104
Verizon Communications, Inc.	50,000	1,779,500

		3,802,604

Utilities – 2.9%
Entergy Corp.	29,600	2,057,792
Exelon Corp.	47,600	2,106,300
PPL Corp.	37,500	2,025,000
Sempra Energy(a)	16,500	614,130

		6,803,222

TOTAL LONG-TERM INVESTMENTS (Cost $182,727,529)		232,973,232

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 0.7%
Commercial Paper – 0.1%
Skandinaviska Enskilda Banken	$208	208,307

2.47%, 02/17/05 (b)(c)
Time Deposit – 0.3%
ABN Amro Bank	738	738,446

2.50%, 02/01/05 (b)

	Shares
Non-Registered Investment Company – 0.3%
BlackRock Institutional Money Market Trust(b)(j)	627,000	627,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,573,753)		1,573,753

Total Investments — 100.6% (Cost $184,301,282(p))		234,546,985
Liabilities in Excess of Other Assets — (0.6%)		(1,321,932)

Net Assets — 100.0%		$233,225,053

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $1,540,001; cash collateral of $1,573,753 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $185,999,215; accordingly, net unrealized appreciation on investments for federal income tax purposes was $48,547,770 (gross unrealized appreciation of $51,345,063; gross unrealized depreciation of $2,797,293). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Growth with Income Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCK
Aerospace – 5.2%
Lockheed Martin Corp.	14,210	$821,480
United Technologies Corp.	10,330	1,040,025

		1,861,505

Beverages – 1.6%
PepsiCo, Inc.	10,724	575,879

Broadcasting – 0.5%
Univision Communications, Inc. (Class “A” Stock)*	6,070	165,772

Building Materials – 1.2%
Masco Corp.(a)	11,900	437,920

Business Services – 1.0%
Accenture Ltd. (Class “A” Stock)*	13,890	361,835

Chemicals – 3.2%
Dow Chemical Co.	11,420	567,573
PPG Industries, Inc.	3,370	231,789
Praxair, Inc.	8,470	365,481

		1,164,843

Computer Hardware – 3.6%
Apple Computer, Inc.*	3,050	234,545
Dell, Inc.*	15,690	655,214
Lexmark International, Inc.*(a)	5,040	420,084

		1,309,843

Computer Services & Software – 6.7%
Cisco Systems, Inc.*	39,640	715,106
Electronic Arts, Inc.*	3,520	226,477
EMC Corp.*	29,120	381,472
Mercury Interactive Corp.*(a)	2,350	102,860
Oracle Corp.*	53,300	733,940
Veritas Software Corp.*	10,120	260,286

		2,420,141

Conglomerates – 3.5%
General Electric Co.	10,220	369,249
Tyco International Ltd.(a)	24,670	891,573

		1,260,822

Consumer Products & Services – 8.6%
Colgate-Palmolive Co.	12,070	634,158
Johnson & Johnson	17,260	1,116,721
Procter & Gamble Co.	11,090	590,321
Reckitt Benckiser PLC (United Kingdom)	25,140	747,766

		3,088,966

Electronic Components & Equipment – 0.5%
Nintendo Co. Ltd. (Japan)	900	102,132
Nintendo Co., Ltd.	5,600	79,435

		181,567

Entertainment & Leisure – 4.4%
Carnival Corp.(a)	7,600	437,760
Disney, (Walt) Co.	15,590	446,341
Harley-Davidson, Inc.	5,270	316,780
Viacom, Inc. (Class “B” Stock)	10,273	383,594

		1,584,475

Farming & Agriculture – 1.3%
Monsanto Co.	8,690	470,390

Financial - Bank & Trust – 3.8%
Bank of America Corp.	11,840	549,021
Northern Trust Corp.	4,020	175,433
Wells Fargo & Co.	10,530	645,489

		1,369,943

Financial Services – 9.2%
American Express Co.(a)	10,880	580,447
Citigroup, Inc.	9,910	486,086
Freddie Mac	4,250	277,483
Goldman Sachs Group, Inc.	5,490	592,096
J.P. Morgan Chase & Co.	15,470	577,495
Legg Mason, Inc.(a)	5,170	399,279
Lehman Brothers Holdings, Inc.	4,200	382,998

		3,295,884

Food – 1.8%
General Mills, Inc.	8,230	436,108
Groupe Danone (France)	2,400	223,688

		659,796

Healthcare Services – 0.8%
HCA, Inc.(a)	6,590	293,387

Industrial Products – 0.4%
Illinois Tool Works, Inc.	1,850	160,913

Insurance – 3.2%
American International Group, Inc.(a)	14,835	983,412
Hartford Financial Services Group, Inc. (The)	2,450	164,861

		1,148,273

Internet Services – 1.6%
eBay, Inc.*	3,150	256,725
Yahoo!, Inc.*	8,620	303,510

		560,235

Machinery & Equipment – 2.4%
Caterpillar, Inc.	6,250	556,875
Eaton Corp.	4,690	318,873

		875,748

Medical Supplies & Equipment – 8.9%
Abbott Laboratories	12,610	567,702
Amgen, Inc.*	7,070	440,037
Baxter International, Inc.	7,750	261,640
Boston Scientific Corp.*(a)	4,120	136,207
Genzyme Corp.*	7,800	454,038
Guidant Corp.	4,980	361,000
Medtronic, Inc.	9,180	481,858
Synthes, Inc. (Switzerland)*	1,700	194,817
Zimmer Holdings, Inc.*	3,400	268,090

		3,165,389

Oil & Gas – 8.0%
BP PLC [ADR] (United Kingdom)	14,345	855,248
EnCana Corp. (Canada)	4,340	256,451
EOG Resources, Inc.	2,600	193,050
Halliburton Co.	12,420	510,835
Noble Corp.*	7,860	419,331
Total SA [ADR] (France)(a)	5,900	634,545

		2,869,460

Pharmaceuticals – 3.4%
Biogen Idec, Inc.*	1,600	103,936
Lilly, (Eli) & Co.	7,110	385,647
Roche Holding AG (Switzerland)	3,600	383,475
Wyeth	9,240	366,181

		1,239,239

Retail & Merchandising – 5.0%
CVS Corp.	8,020	371,727
Gap, Inc.(a)	15,400	338,954
Target Corp.	11,730	595,532
Tiffany & Co.(a)	3,300	103,719
TJX Cos., Inc.	16,320	408,653

		1,818,585

Semiconductors – 2.1%
Analog Devices, Inc.	13,770	494,205
Texas Instruments, Inc.	4,000	92,840
Xilinx, Inc.	6,200	180,978

		768,023

Telecommunications – 4.0%
Amdocs Ltd.*	8,900	264,775
QUALCOMM, Inc.	2,200	81,928
Sprint Corp.	18,945	451,459

Telefonaktiebolaget LM Ericsson [ADR] (Sweden)*(a)	4,710	138,144
Vodafone Group PLC [ADR] (United Kingdom)	19,313	501,752

		1,438,058

Transportation – 1.9%
CNF, Inc.	1,500	70,365
FedEx Corp.	3,170	303,211
United Parcel Service, Inc. (Class “B” Stock)	4,370	326,351

		699,927

Utilities – 1.9%
Dominion Resources, Inc.(a)	2,610	181,082
Entergy Corp.	1,330	92,462
Exelon Corp.	8,770	388,072
FPL Group, Inc.	300	22,992

		684,608

TOTAL LONG-TERM INVESTMENTS (Cost $29,953,323)		35,931,426

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 14.9%
Certificates of Deposit – 0.5%
Natexis Banque NY	$172	171,606
2.30%, 03/22/05 (b)

Commercial Paper
Skandinaviska Enskilda Banken	11	10,782
2.47%, 02/17/05 (b)(c)

Corporate Obligations – 3.1%
Goldman Sachs Group, Inc.	130	129,694
2.58%, 02/01/05 (b)(c)
Morgan Stanley	441	441,280
2.58%, 02/01/05 (b)(c)
Natexis Banque NY	563	563,365
2.55%, 02/01/05 (b)(c)

		1,134,339

Time Deposit – 4.6%
ABN Amro Bank	1,649	1,648,766
2.50%, 02/01/05 (b)

	Shares
Non-Registered Investment Company – 6.4%
BlackRock Institutional Money Market Trust(b) (j)	2,286,618	2,286,619

Registered Investment Companies – 0.3%
BlackRock Provident Institutional Funds, TempCash Portfolio (j)	50,793	50,793
BlackRock Provident Institutional Funds, TempFund Portfolio (j)	50,793	50,793

		101,586

TOTAL SHORT-TERM INVESTMENTS (Cost $5,353,698)		5,353,698

Total Investments — 114.6% (Cost $35,307,021(p))		41,285,124
Liabilities in Excess of Other Assets — (14.6%)		(5,256,032)

Net Assets — 100.0%		$36,029,092

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $5,146,500; cash collateral of $5,252,112 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $35,795,437; accordingly, net unrealized appreciation on investments for federal income tax purposes was $5,489,687 (gross unrealized appreciation of $5,758,623; gross unrealized depreciation of $268,936). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Capital Income Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 98.6%
COMMON STOCK
Aerospace & Defense – 5.0%
Honeywell International, Inc.	77,100	$2,774,058
Lockheed Martin Corp.	32,100	1,855,701
Raytheon Co.	39,300	1,469,820
Rockwell Collins, Inc.(a)	28,900	1,239,810

		7,339,389

Automobile Manufacturers – 0.6%
General Motors Corp.	24,100	887,121

Beverages – 1.5%
Coca-Cola Co.	52,300	2,169,927

Capital Markets – 5.5%
Franklin Resources, Inc.	26,200	1,777,932
Mellon Financial Corp.	63,900	1,875,465
Merrill Lynch & Co., Inc.	26,300	1,579,841
Morgan Stanley Dean Witter & Co.	32,400	1,813,104
Schwab, (Charles) Corp.	95,800	1,076,792

		8,123,134

Chemicals – 3.1%
Dow Chemical Co.	24,400	1,212,680
DuPont, (E.I.) de Nemours & Co.	41,600	1,978,496
Hercules, Inc.*	95,800	1,390,058

		4,581,234

Commercial Banks – 6.5%
Bank of America Corp.	98,900	4,585,993
Comerica, Inc.	21,400	1,238,204
SunTrust Banks, Inc.	12,600	907,452
U.S. Bancorp	94,700	2,845,735

		9,577,384

Commercial Services & Supplies – 1.3%
Waste Management, Inc.	65,100	1,887,900

Communication Equipment – 0.9%
Motorola, Inc.(a)	81,200	1,278,088

Computers & Peripherals – 1.2%
Hewlett-Packard Co.	87,600	1,716,084

Consumer Finance – 1.7%
American Express Co.(a)	47,400	2,528,790

Diversified Financial Services – 4.9%
Citigroup, Inc.	39,800	1,952,190
J.P. Morgan Chase & Co.	141,800	5,293,394

		7,245,584

Diversified Telecommunication Services – 5.5%
ALLTEL Corp.	26,900	1,480,576
AT&T Corp.(a)	41,600	798,304
Qwest Communications International, Inc.*	322,000	1,352,400
Sprint Corp.	97,400	2,321,042
Verizon Communications, Inc.	59,000	2,099,810

		8,052,132

Electric Utilities – 1.1%
FirstEnergy Corp.	41,900	1,665,944

Energy Equipment & Services – 1.7%
Baker Hughes, Inc.	58,100	2,515,730

Financial - Bank & Trust – 1.1%
State Street Corp.	34,800	1,559,388

Food & Staples Retailing – 0.5%
CVS Corp.	15,900	736,965

Food Products – 3.0%
Campbell Soup Co.(a)	59,900	1,756,268
General Mills, Inc.	25,700	1,361,843
Unilever NV (Netherlands)	20,600	1,345,386

		4,463,497

Gas Utilities – 1.6%
NiSource, Inc.	103,500	2,370,150

Hotels, Restaurants & Leisure – 1.3%
McDonald’s Corp.	59,400	1,923,966

Household Durables – 1.7%
Fortune Brands, Inc.	11,800	990,964
Newell Rubbermaid, Inc.	70,200	1,510,704

		2,501,668

Industrial Conglomerates – 4.2%
General Electric Co.	117,300	4,238,049
Tyco International Ltd.(a)	54,900	1,984,086

		6,222,135

Insurance – 5.5%
Chubb Corp.	12,600	938,448
Hartford Financial Services Group, Inc. (The)	14,800	995,892
Marsh & McLennan Cos., Inc.	56,300	1,829,750
Safeco Corp.(a)	31,800	1,472,340
St. Paul Cos., Inc.	43,500	1,632,990
UnumProvident Corp.	69,500	1,193,315

		8,062,735

Media – 8.8%
Comcast Corp. (Special Class “A” Stock)*(a)	72,900	2,304,369
Disney, (Walt) Co.(a)	91,400	2,616,782
Dow Jones & Co., Inc.	34,800	1,326,576
Liberty Media Corp. (Class “A” Stock)*(a)	168,500	1,759,140
Liberty Media International, Inc. (Class “A” Stock)*	9,260	419,293
New York Times Co. (Class “A” Stock)(a)	36,200	1,407,456
Time Warner, Inc.*	120,000	2,160,000
Viacom, Inc. (Class “B” Stock)	23,900	892,426

		12,886,042

Metals & Mining – 1.4%
Nucor Corp.(a)	35,800	2,010,528

Multi-Utilities & Unregulated Power – 1.7%
Duke Energy Corp.(a)	91,400	2,448,606

Multiline Retail – 1.1%
May Department Stores Co.(a)	47,300	1,603,470

Oil & Gas – 9.1%
Amerada Hess Corp.	21,300	1,845,645
ChevronTexaco Corp.	54,700	2,975,680
Exxon Mobil Corp.	66,400	3,426,240
Marathon Oil Corp.	10,600	410,538
Royal Dutch Petroleum Co. (Netherlands)(a)	24,300	1,420,821
Total SA [ADR] (France)(a)	29,700	3,194,235

		13,273,159

Paper & Forest Products – 2.2%
Bowater, Inc.	28,600	1,086,800
International Paper Co.	53,300	2,086,695

		3,173,495

Pharmaceuticals – 5.9%
Bristol-Meyers Squibb Co.(a)	67,700	1,586,888
Johnson & Johnson	28,500	1,843,950
Merck & Co., Inc.(a)	78,500	2,201,925
Schering-Plough Corp.	75,700	1,404,992
Wyeth	40,400	1,601,052

		8,638,807

Road & Rail – 2.6%
CSX Corp.	49,000	1,958,530
Union Pacific Corp.	32,400	1,931,040

		3,889,570

Semi-Conductor & Semi-Conductor Instruments – 1.0%
Texas Instruments, Inc.(a)	65,100	1,510,971

Software – 1.5%
Microsoft Corp.	82,400	2,165,472

Specialty Retail – 1.2%
Home Depot, Inc.(a)	42,800	1,765,928

Telecommunications – 0.7%
SBC Communications, Inc.(a)	45,100	1,071,576

Thrifts & Mortgage Finance – 1.1%
Freddie Mac	24,800	1,619,192

Tobacco – 0.9%
Altria Group, Inc.	20,400	1,302,132

TOTAL LONG-TERM INVESTMENTS (Cost $133,085,619)		144,767,893

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 21.6%
Certificates of Deposit – 2.7%
Banco Santander PR	$1,573	1,572,548
2.375%, 02/07/05 (b)(c)
Natexis Banque NY	295	295,051
2.30%, 03/22/05 (b)
Wachovia Corp.	2,165	2,164,590

2.55%, 03/24/05 (b)
		4,032,189

Commercial Paper – 0.1%
Skandinaviska Enskilda Banken	117	116,597

2.47%, 02/17/05 (b)(c)
Corporate Obligations – 5.7%
Bear Stearns Cos., Inc.	3,802	3,802,091
2.53%, 02/01/05 (b)(c)
Goldman Sachs Group, Inc.	2,789	2,789,342
2.58%, 02/01/05 (b)(c)
Morgan Stanley
2.58%, 02/01/05 (b)(c)	187	186,800
2.58%, 02/01/05 (b)(c)	1,333	1,332,858
Natexis Banque NY	293	293,087

2.55%, 02/01/05 (b)(c)
		8,404,178

Time Deposit – 7.3%
ABN AMRO Bank	10,745	10,745,066

2.50%, 02/01/05 (b)

	Shares
Non-Registered Investment Company – 4.6%
BlackRock Institutional Money Market Trust(b)(j)	6,705,500	6,705,500

Registered Investment Company – 1.2%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	1,779,396	1,779,396

TOTAL SHORT-TERM INVESTMENTS (Cost $31,782,926)		31,782,926

Total Investments — 120.2% (Cost $164,868,545 (p))		176,550,819
Liabilities in Excess of Other Assets — (20.2%)		(29,718,905)

Net Assets — 100.0%		$146,831,914

The following abbreviations are used throughout the Schedule of Investments:

ADR  American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $29,309,888; cash collateral of $30,003,530 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $164,939,124; accordingly, net unrealized appreciation on investments for federal income tax purposes was $11,611,695 (gross unrealized appreciation of $14,127,365; gross unrealized depreciation of $2,515,670). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 107.2%
COMMON STOCK - 58.5%
Aerospace – 1.0%
Boeing Co.	25,829	$1,306,947

Airlines – 0.1%
Southwest Airlines Co.	6,287	91,036

Automobile Manufacturers – 0.7%
Ford Motor Co.(a)	74,140	976,424

Automotive Parts – 0.4%
Goodyear Tire & Rubber Co.(The)*(a)	1,763	27,221
Magna International, Inc. (Class “A” Stock)	6,507	492,840

		520,061

Beverages – 0.8%
Pepsi Bottling Group, Inc.(a)	37,471	1,024,832

Broadcasting – 0.1%
News Corp Inc., (Class “A” Stock) When Issued	8,083	137,411

Building Materials
USG Corp.*(a)	1,287	41,313

Business Services – 1.0%
Acxiom Corp.(a)	17,073	394,045
Catalina Marketing Corp.	316	8,121
Equifax, Inc.	25,782	729,630
Harland, (John H.) Co.	5,564	202,530

		1,334,326

Chemicals – 0.7%
Georgia Gulf Corp.	17,623	901,240

Clothing & Apparel – 0.1%
VF Corp.	1,616	85,890

Computer Hardware – 1.9%
Dell, Inc.*	2,339	97,677
Ingram Micro, Inc. (Class “A” Stock)*	7,134	131,836
International Business Machines Corp.	24,340	2,273,843

		2,503,356

Computer Services & Software – 2.5%
Cisco Systems, Inc.*	27,868	502,739
Computer Sciences Corp.*	22,001	1,133,491
Microsoft Corp.	29,286	769,636
Oracle Corp.*	33,184	456,944
Parametric Technology Corp.*	7,509	42,801
Tech Data Corp.*	8,024	337,249

		3,242,860

Conglomerates – 1.0%
Cendant Corp.	26,507	624,240
Tyco International Ltd.	19,721	712,717

		1,336,957

Construction – 1.1%
NVR, Inc.*(a)	1,780	1,408,425

Consumer Products & Services – 3.6%
American Greetings Corp. (Class “A” Stock)	6,318	152,517
Black & Decker Corp.(a)	8,516	701,718
Energizer Holdings, Inc.*	4,448	251,801
Gillette Co.	16,253	824,352
Johnson & Johnson	39,530	2,557,591
Rent-A-Center, Inc.*	1,908	46,727
Reynolds American, Inc.	1,540	123,847

		4,658,553

Containers & Packaging
Silgan Holdings, Inc.	641	38,300

Electronic Components & Equipment – 0.7%
Eastman Kodak Co.(a)	17,259	571,100
WESCO International, Inc.*	9,247	312,456

		883,556

Entertainment & Leisure – 2.8%
Disney, (Walt) Co.	59,183	1,694,410
Pixar*	1,732	150,978
Regal Entertainment Group (Class “A” Stock)	9,246	183,995
Time Warner, Inc.*	87,421	1,573,578

		3,602,961

Environmental Services – 0.1%
Republic Services, Inc.	4,220	139,133

Financial—Bank & Trust – 4.9%
Bank of America Corp.	29,656	1,375,149
Comerica, Inc.	19,911	1,152,050
Fremont General Corp.(a)	20,759	508,388
National City Corp.	37,074	1,317,981
Wachovia Corp.	29,649	1,626,249
Wells Fargo & Co.(a)	7,007	429,529

		6,409,346

Financial Services – 3.4%
American Express Co.(a)	29,080	1,551,417
Capital One Financial Corp.(a)	16,184	1,266,884
Compucredit Corp.*	4,275	122,522
Countrywide Financial Corp.	37,210	1,376,769
Edwards, (A.G.), Inc.	498	21,245
WFS Financial, Inc.*	2,027	101,249

		4,440,086

Financial-Brokerage – 0.2%
Ameritrade Holding Corp.*	24,844	321,233

Food – 2.0%
Archer-Daniels-Midland Co.	17,754	429,647
Campbell Soup Co.	7,701	225,793
Corn Products International, Inc.	14,192	416,677
Pilgrim’s Pride Corp.	34,553	1,207,973
Tyson Foods, Inc. (Class “A” Stock)	17,324	297,453

		2,577,543

Healthcare Services – 0.2%
Humana, Inc.*	5,363	183,790
McKesson Corp.	1,206	41,595

		225,385

Insurance – 2.9%
American Financial Group, Inc.	2,582	79,500
Berkley, (W.R.) Corp.	21,705	1,035,329
Chubb Corp.(a)	9,234	687,748
CIGNA Corp.	17,199	1,380,219
Principal Financial Group, Inc.	5,103	207,080
Protective Life Corp.	3,253	133,893
Safeco Corp.	472	21,854
Selective Insurance Group, Inc.	666	28,751
StanCorp Financial Group, Inc.	1,753	149,005

		3,723,379

Internet Services – 0.7%
EarthLink, Inc.*(a)	94,138	944,204

Machinery & Equipment – 1.0%
Cummins, Inc.	8,060	626,020
Grainger (W.W.), Inc.	2,099	128,480
Hydril*	2,245	112,250
Kennametal, Inc.	2,113	103,410
Thermo Electron Corp.*	12,603	377,334

		1,347,494

Medical Supplies & Equipment – 1.6%
AmerisourceBergen Corp.	7,815	455,458
Amgen, Inc.*	6,338	394,477
Applera Corp. - Applied Biosystems Group	1,760	35,288
Becton, Dickinson & Co.	21,179	1,199,791

		2,085,014

Metals & Mining – 0.8%
Phelps Dodge Corp.	7,904	761,155
United States Steel Corp.(a)	6,151	318,622

		1,079,777

Office Equipment – 0.5%
Xerox Corp.*	44,969	714,108

Oil & Gas – 5.3%
Baker Hughes, Inc.	2,448	105,998
ChevronTexaco Corp.	36,438	1,982,228
ConocoPhillips	4,142	384,336
Exxon Mobil Corp.	39,737	2,050,430
Occidental Petroleum Corp.	11,801	688,942
Premcor, Inc.	4,452	213,696
Sunoco, Inc.	14,972	1,309,901

		6,735,531

Paper & Forest Products – 1.4%
Louisiana-Pacific Corp.(a)	30,912	791,347
Potlatch Corp.(a)	12,484	574,514
Weyerhaeuser Co.	7,258	452,899

		1,818,760

Pharmaceuticals – 2.9%
Cardinal Health, Inc.	6,996	394,015
Kos Pharmaceuticals, Inc.*(a)	12,476	411,958
Merck & Co., Inc.(a)	46,131	1,293,975
Pfizer, Inc.	71,607	1,730,024

		3,829,972

Printing & Publishing
Wiley, (John) & Sons, Inc.*	434	14,604

Railroads – 0.1%
Burlington Northern Santa Fe Corp.	626	30,161
Union Pacific Corp.	2,024	120,630

		150,791

Restaurants – 1.3%
Darden Restaurants, Inc.	7,435	219,779
McDonald’s Corp.	47,498	1,538,460

		1,758,239

Retail & Merchandising – 3.5%
7-Eleven, Inc.*	1,962	46,794
American Eagle Outfitters, Inc.	9,621	488,747
Barnes & Noble, Inc.*	3,782	123,671
BJ’s Wholesale Club, Inc.*	5,546	158,671
Charming Shoppes, Inc.*	1,074	8,914
Circuit City Stores, Inc.	752	10,769
Federated Department Stores, Inc.	16,506	937,541
Gamestop Corp. (Class “A” Stock)*	3,399	65,941
Home Depot, Inc.	27,550	1,136,713
Kmart Holding Corp.*(a)	863	81,277
Penney, (J.C.) Co., Inc.	13,674	584,153
SUPERVALU, Inc.	29,038	917,891

		4,561,082

Semiconductors – 1.6%
Intel Corp.(a)	93,258	2,093,642
MEMC Electronic Materials, Inc.*	1,863	22,915

		2,116,557

Telecommunications – 2.6%
ALLTEL Corp.(a)	1,946	107,108
AT&T Corp.(a)	4,944	94,875
BellSouth Corp.	12,545	329,181
CenturyTel, Inc.	1,023	33,350
Commonwealth Telephone Enterprises,	4,469	213,797
Motorola, Inc.	76,299	1,200,945
Nextel Communications, Inc. (Class “A” Stock)*(a)	6,882	197,445
SBC Communications, Inc.	12,241	290,846
Sprint Corp.	8,489	202,293
Verizon Communications, Inc.	19,859	706,782

		3,376,622

Transportation – 0.4%
FedEx Corp.	806	77,094
United Parcel Service, Inc. (Class “B” Stock)	6,533	487,884

		564,978

Utilities – 2.5%
Constellation Energy Group, Inc.		17,140	857,000
Exelon Corp.		12,612	558,081
FirstEnergy Corp.		31,399	1,248,424
FPL Group, Inc.		1,076	82,465
TXU Corp.(a)		6,559	453,883

			3,199,853

TOTAL COMMON STOCK (Cost $64,580,685)			76,228,139

		Principal Amount (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 17.7%
Federal Home Loan Mortgage Corp.
4.50%, 01/01/19		$852	853,057
5.00%, [TBA]		1,200	1,218,750
5.50%, 12/01/33		608	620,463
6.50%, 06/01/16 - 06/01/31		446	468,475
7.00%, 06/01/14 - 08/01/29		169	179,484

			3,340,229

Federal National Mortgage Assoc.
3.25%, 08/15/08		200	196,576
3.75%, 05/17/07		1,900	1,900,388
4.50%, 06/01/19		359	358,710
5.00%, [TBA]		1,730	1,757,573
5.50%, 12/01/16 - 01/01/34		2,445	2,499,440
5.50%, [TBA]		3,010	3,077,966
6.00%, 12/01/13 - 04/01/14		268	281,016
6.00%, [TBA]		4,254	4,393,994
6.50%, 07/01/29 - 01/01/32		480	502,070
6.50%, [TBA]		2,525	2,642,569
6.625%, 10/15/07		450	484,721
7.00%, 05/01/11 - 06/01/32		655	692,491
7.50%, 07/01/29 - 09/01/30		90	95,649

			18,883,163

Government National Mortgage Assoc.
6.00%, 08/15/28		44	45,849
6.50%, 05/15/28 - 03/15/29		463	488,950
7.00%, 08/15/29 - 05/15/31		193	204,861
7.50%, 05/15/30		39	41,503

			781,163

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $22,773,565)			23,004,555

	Moody’s Rating
CORPORATE OBLIGATIONS – 10.4%
Automobile Manufacturers – 0.2%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	210	239,390
7.30%, 01/15/12

Beverages – 0.2%
Miller Brewing Co., Notes	Baa1	200	201,227

4.25%, 08/15/08 144A(cost $202,550; purchased 01/06/04)(g)
Broadcasting – 0.3%
Clear Channel Communications, Inc., Notes	Baa3	90	88,470
4.25%, 05/15/09
Cox Communications, Inc.	Baa3	225	224,289
4.625%, 01/15/10 144A(cost $223.968; purchased 01/13/05)(g)
News America Holdings Co., Gtd. Notes 7.75%, 01/20/24	Baa3	100	121,376

			434,135

Cable Television – 0.3%
Comcast Corp., Gtd. Notes	Baa3	350	369,492
5.50%, 03/15/11

Computer Services & Software – 0.1%
Computer Associates International, Inc. Sr. Notes	Ba1	160	160,774
4.75%, 12/01/09 144A(cost $162,239; purchased 12/09/04)(g)

Construction – 0.1%
KB Home & Broad Home Corp.	Ba1	160	170,335
6.375%, 08/15/11

Consumer Products & Services – 0.2%
General Electric Co., Notes	Aaa	250	258,054
5.00%, 02/01/13

Containers & Packaging – 0.1%
Ball Corp., Gtd. Notes	Ba3	150	157,125
7.75%, 08/01/06

Diversified Operations – 0.7%
Morgan Stanley Traded Custody Receipts Series 2002-2, Sub. Notes	Baa1	756	934,315
7.061%, 03/01/32 144A(cost $788,825; purchased 03/15/02 - 08/28/02)(f)(g)

Entertainment & Leisure – 0.4%
Disney, (Walt) Co., Notes	Baa1	250	257,947
5.50%, 12/29/06
Park Place Entertainment, Inc., Sr. Sub. Notes	Ba2	200	207,250
7.875%, 12/15/05
Royal Caribbean Cruises, Sr. Notes	Ba2	100	109,250
6.875%, 12/01/13

			574,447

Environmental Services – 0.1%
Waste Management, Inc. Sr. Notes	Baa3	130	150,314

7.00%, 07/15/28
Financial - Bank & Trust – 1.1%
Bank of America Corp., Sr. Notes	Aa2	400	402,716
4.375%, 12/01/10
Citigroup, Inc., Sub Notes	Aa2	672	683,550
5.00%, 09/15/14
Washington Mutual Bank, Sub Notes	A3	140	146,839
5.50%, 01/15/13
Wells fargo Bank NA, Sub Notes	Aa1	30	29,972
4.75%, 02/09/15

			1,263,077

Financial - Brokerage – 0.6%
Credit Suisse First Boston, Inc., Notes	Aa3	200	200,729
2.79%, 06/19/06
Goldman Sachs Group, Inc., Notes	Aa3	300	309,420
5.25%, 10/15/13
Merrill Lynch & Co., Inc., Notes	Aa3	250	247,456
2.07%, 06/12/06

			757,605

Financial Services – 1.7%
American General Finance, Notes	A1	200	203,233
4.50%, 11/15/07
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1	180	213,871
8.50%, 06/15/10 (l)
Fannie Mae, Notes	Aaa	940	927,243
3.00%, 08/15/07
Ford Motor Credit Co., Notes	A3	350	373,066
7.375%, 10/28/09
Ford Motor Credit Co., Sr. Notes	A3	175	176,498
5.80%, 01/12/09
General Electric Capital Corp., Sr. Notes	Aaa	150	149,842
4.25%, 12/01/10
Morgan Stanley, Notes	Aa3	150	150,357
4.25%, 05/15/10

			2,194,110

Insurance – 0.3%
Genworth Financial, Inc., Notes	A2	150		160,335
5.75%, 06/15/14
Monumental Global Funding II, Notes	Aa3	250		250,183
3.85%, 03/03/08 144A(cost $250,000; purchased 02/05/03)(g)

				410,518

Internet Services
IAC Interactive Corp., Notes	Baa3	50		55,817
7.00%, 01/15/13

Medical Supplies & Equipment – 0.3%
Beckman Coulter, Inc., Gtd. Notes	Baa3	300		328,313
7.45%, 03/04/08
Schering-Plough Corp., Notes	A3	100		105,125
5.30%, 12/01/13

				433,438

Oil & Gas – 0.8%
Anadarko Petroleum Corp., Debs.	Baa1	200		262,981
7.95%, 04/15/29
Devon Energy Corp., Sr. Notes	Baa2	200		197,189
2.75%, 08/01/06
Enterprise Products Operations, Sr. Notes
4.625%, 10/15/09 144A(cost $161,496; purchased 10/08/04)(g)	Baa3	160		159,787
5.60%, 10/15/14 144A(cost $90,548; purchased 10/04/04)(g)	Baa3	90		92,396
Kerr-McGee Corp., Gtd. Notes	Baa3	170		191,675
6.875%, 09/15/11
XTO Energy, Inc., Sr. Notes	Baa3	150		165,389
6.25%, 04/15/13

				1,069,417

Railroads – 0.5%
Canandian National Railways Co., Bonds	Baa1	200		225,134
6.25%, 08/01/34
Norfolk Southern Corp., Bonds	Baa1	150		194,265
7.80%, 05/15/27
Norfolk Southern Corp., Notes	Baa1	200		246,045
7.05%, 05/01/37

				665,444

Restaurants – 0.2%
Yum! Brands, Inc., Sr. Notes	Ba1	250		307,645
8.875%, 04/15/11

Retail & Merchandising – 0.5%
CVS Corp., Notes	A3	100		99,351
4.00%, 09/15/09
May Department Stores Co.	Baa2	300		304,208
4.80%, 07/15/09
Safeway, Inc., Notes	Baa2	200		218,799
6.50%, 03/01/11

				622,358

Telecommunications – 0.9%
AT&T Broadband Corp., Gtd. Notes	Baa3	38		47,015
8.375%, 03/15/13
AT&T Corp., Notes	Baa2	0	(r)	213
6.00%, 03/15/09
AT&T Wireless Services, Inc., Sr. Notes	Baa2	250		294,232
7.875%, 03/01/11
British Telecom PLC, Notes (United Kingdom)	Baa1	175		186,630
7.00%, 05/23/07 (l)
Deutsche Telekom International Finance, Gtd. Notes (Germany)	Baa3	50		51,659
5.25%, 07/22/13 (l)
France Telecom SA, Notes (France)	Baa3	100		119,480
8.75%, 03/01/11 (l)
Nextel Communications, Sr. Notes	B2	180		187,649
5.95%, 03/15/14

Sprint Capital Corp., Gtd. Notes	Baa3		60	81,511
8.75%, 03/15/32
Sprint Capital Corp., Notes	Baa3		150	182,004
8.375%, 03/15/12

				1,150,393

Utilities – 0.8%
CenterPoint Energy Resources Corp., Debs.	Ba1		225	239,667
6.50%, 02/01/08
Dominion Resources, Inc., Notes	Baa1		250	251,421
4.125%, 02/15/08
Firstenergy Corp., Notes	Baa3		150	163,006
6.45%, 11/15/11
Pacific Gas & Electric, First Mortgage	Baa2		50	53,934
6.05%, 03/01/34
Tampa Electric Co., Notes	Baa1		100	110,795
6.375%, 08/15/12
Virginia Electric & Power Co., Notes	A3		200	205,170
5.25%, 12/15/15

				1,023,993

TOTAL CORPORATE OBLIGATIONS (Cost $13,161,319)				13,603,423

ASSET-BACKED SECURITIES – 6.6%
ABSC NIMS Trust, Series 2004-HE5, Class A1	BBB+	(d)	45	45,206
5.00%, 08/27/34 144A(cost $45,255; purchased 06/22/04)(g)
Accredited Mortgage Loan Trust, Series 2004-4, Class A2A	Aaa		470	470,197
2.68%, 01/25/35
Ameriquest Finance NIM Trust, Series 2004-RN4, Class A	BBB+	(d)	43	42,457
4.60%, 07/25/34
Ameriquest Finance NIM Trust, Series 2004-RN5, Class A	BBB+	(d)	31	30,982
5.193%, 06/25/34 144A(cost $31,068; purchased 06/24/04)(g)
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class A2	Aaa		319	318,973
2.69%, 09/25/34
Argent NIM Notes, Series 2004-WN9, Class A	BBB	(d)	41	40,748
5.19%, 10/25/34 144A(cost $40,706; purchased 09/09/04)(g)
Argent NIM Trust, Series 2004-Wn10, Class A	A-	(d)	44	43,970
4.212%, 11/26/34 144A(cost $43,936; purchased 10/19/04)(g)
Argent NIM Trust, Series 2004-WN2, Class	BBB	(d)	23	22,978
4.55%, 04/25/34
Argent NIM Trust, Series 2004-WN8, Class	BBB+	(d)	43	42,486
4.70%, 07/25/34
Asset Backed Funding Corp. NIM Trust, Series 2003-OPT1, Class Notes	BBB	(d)	8	7,820
6.90%, 07/26/33
Asset Backed Funding Corp. NIM Trust, Series 2004-OPT4, Class N1	A-	(d)	66	65,732
4.45%, 05/26/34
Capital One Prime Auto Receivables Trust, Series 2004-2, Class A4	Aaa		550	550,862
2.462%, 04/15/10
Centex Home Equity, Series 2004-C, Class AF1	Aaa		256	254,888
2.82%, 01/25/19
CIT RV Trust, Series 1998-A, Class A4	Aaa		6	5,761
6.09%, 02/15/12
CNH Equipment Trust, Series 2004-A, Class A3A	Aaa		110	110,083

2.473%, 10/15/08
Countrywide Asset-Backed Certificates Series 2004-11N, Class-N	BBB+	(d)	30	29,488
5.25%, 02/25/05 144A(cost $29,539; purchased 12/27/04)(g)
Countrywide Asset-Backed Certificates, Series 2004-11, Class-A1	BBB+	(d)	1,062	1,063,364
2.72%, 02/25/05
Countrywide Asset-Backed Certificates, Series 2004-13, Class AV1	Aaa		538	538,838
2.56%, 12/25/34
Countrywide Certificates, Series 2004-5N, Class N1	BBB+	(d)	33	33,312
5.50%, 10/25/35
Countrywide Partnership Trust Series 2004-EC1 Class 2A1	Aaa		423	423,621
2.587%, 05/25/24
Equifirst Mortgage Loan Trust Series 2004-3 Class A1	Aaa		305	305,628
2.69%, 12/25/34
Finance America NIM Trust, Series 2004-1, Class A	BBB+	(d)	30	30,234
5.25%, 06/27/34
First Franklin NIM Trust, Series 2004-FF1, Class N1	BBB	(d)	35	35,184
4.50%, 11/25/34
Ford Credit Auto Owner Trust, Series 2002-A, Class B	Aa1		300	302,012
4.79%, 11/15/06
Ford Credit Floorplan Master Owner Trust, Series 2004-1, Class A	Aaa		2,150	2,152,796
2.442%, 07/15/09
Fremont NIM Trust, Series 2004-B, Class Notes	BBB+	(d)	36	36,321
4.703%, 05/25/34 144A(cost $36,456; purchased 05/20/04)(g)
GSAMP Trust, Series 2004-Min1, Class N1	BBB	(d)	48	47,969
5.50%, 09/25/34 144A(cost $48,014; purchased 09/20/04)(g)
Long Beach Asset Holdings Corp., Series 2004-5, Class Notes	A-	(d)	42	41,913
5.00%, 09/25/34 144A(cost $42,106; purchased 09/15/04)(g)
Long Beach Asset Holdings Corp., Series 2005-1 Cl-N1	NR		108	108,200
4.115%, 02/25/35 144A(cost $108,200; purchased 01/19/05)(g)
Master NIM Trust, Series 2004-CI3, Class N1	A	(d)	17	17,327
4.45%, 02/26/34 144A(cost $17,965; purchased 05/18/04)(g)
Merrill Lynch Mortgage Investors, Inc., Series 2003-OP1N, Class N1	B	(d)	17	16,801
7.25%, 07/25/34
Morgan Stanley Capital I, Series 2004-NC2N, Class Notes	BBB+	(d)	12	12,166
6.25%, 12/25/33 144A(cost $12,234; purchased 03/16/04)(g)
Park Place Securities, Inc., Series 2004-WHQ2, Class A3B	Aaa		1,069	1,069,880
2.578%, 12/27/34
Residential Asset Securities Corp., Series 2004-KS2, Class MI1	Aa2		75	73,778
4.71%, 03/25/34
Sail Net Interest Margin Notes, Series 2004-8A, Class A	A-	(d)	70	70,098
5.00%, 09/27/34 144A(cost $70,486; purchased 09/13/04)(g)

Sail Net Interest Margin Notes, Series	A-	(d)	32	31,775
2004-BNCA, Class A
5.00%, 09/27/34
Sharps SP I LLC Net Interest Margin Trust,	BBB	(d)	39	39,337
Series 2004-OP1N, Class NA
5.19%, 04/25/34 144A (cost $39,236; purchased 06/09/04)(g)

TOTAL ASSET-BACKED SECURITIES (Cost $8,528,070)				8,533,185

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.9%
Ameriquest Finance NIM Trust, Series 2003-N11A, Class Notes	BBB+	(d)	10	10,214
7.143%, 10/25/33
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class XP [IO]	AAA	(d)	2,929	85,774
0.83%, 11/10/39
Bank of America Mortgage Securities, Series 2004-F, Class 2A5	AAA	(d)	1,000	995,758
4.179%, 07/25/34
Bear Stearns Commercial Mortgage	Aaa		725	724,896
Securities, Series 2004-BA5A, Class A1
2.61%, 02/15/05 144A (cost $724,905; purchased 12/15/04)(g)
Bear Stearns Commercial Mortgage	AAA	(d)	4,500	195,523
Securities, Series 2004-T16, Class-X2
1.00%, 08/13/46 [IO]
Citigroup Commercial Mortgage Trust, Series 2004-FL1, Class A1	Aaa		1,443	1,445,155
2.533%, 07/15/18
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X	AAA	(d)	6,619	240,282
1.03%, 09/15/30 [IO]
Commercial Mortgage Pass-Through, Series 2004-HTL1, Class A1	Aaa		400	400,750
2.643%, 07/15/16
Federal National Mortgage Assoc., Series 2003-52, Class KF	Aaa		334	335,051
2.817%, 07/25/17 (c)
First Franklin Mortgage Loan Asset Backed, Series 2004-Ff11, Class 2A1	Aaa		825	824,985
2.557%, 01/25/35
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A1	Aaa		389	393,051
4.321%, 10/15/38
LB-UBS Commericial Mortgage Trust, Series 2003-C5, Class A2	AAA	(d)	700	687,996
3.478%, 07/15/27
Master Alternative Loans Trust, Series 2003-8, Class 4A1	Aaa		174	177,612
7.00%, 12/25/33
NationsLink Funding Corp., Series 1998-2, Class A1	Aaa		29	29,162
6.001%, 08/20/30
Washington Mutual, Series 2004-AR4, Class A6	Aaa		500	492,194
3.813%, 06/25/34
Washington Mutual, Series 2004-AR9, Class A7	Aaa		640	640,386
4.24%, 08/25/34

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,668,205)				7,678,789

U.S. TREASURY OBLIGATIONS – 5.2%
U.S. Treasury Bonds
8.00%, 11/15/21(a)			600	839,696

6.25%, 08/15/23(a)		2,100	2,519,262
6.125%, 11/15/27(a)		600	722,133
5.375%, 02/15/31(a)		445	497,931
U.S. Treasury Inflationary Bonds [TIPS]
2.00%, 07/15/14 (a)(c)		750	785,861
1.625%, 01/15/15 (c)		500	499,237
U.S. Treasury Notes
4.375%, 08/15/12 (a)		550	564,524
4.75%, 05/15/14		250	262,080
4.25%, 08/15/14		140	141,340

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,605,502)			6,832,064

		Shares
EXCHANGE TRADED FUND – 1.9%
iShares GS $ InvesTop Corporate Bond (Cost $2,489,361)		22,550	2,545,895

		Principal Amount (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.8%
Federal Home Loan Bank, Notes 3.375%, 09/14/07 (Cost $1,007,255)		$1,000	995,364

	Moody’s Rating
MUNICIPAL BOND – 0.2%
Illinois
Illinois State Taxable Pension	Aa3
5.10%, 06/01/33 (Cost $200,000)		200	198,876

		Shares
WARRANT*
Telecommunications
Lucent Technologies, expiring on 12/10/07 (Cost $541)		398	464

TOTAL LONG-TERM INVESTMENTS (Cost $127,014,503)			139,620,754

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 14.2%
Certificates of Deposit – 2.0%
Banco Santander PR		$506	505,978
2.375%, 02/07/05 (b)(c)
Canadian Imperial Bank of Commerce		15	15,294
1.72%, 05/25/05 (b)
Natexis Banque NY		1,244	1,243,711
2.30%, 03/22/05 (b)
Wachovia Corp.		821	821,028
2.55%, 03/24/05 (b)

			2,586,011

Commercial Paper – 1.6%
Skandinaviska Enskilda Banken		2,110	2,109,733
2.47%, 02/17/05 (b)(c)

Corporate Obligations – 1.1%
Bear Stearns		106	106,144
2.53%, 02/01/05 (b)(c)
Goldman Sachs Group, Inc.		1,196	1,196,495
2.58%, 02/01/05 (b)(c)
Natexis Banque NY 2.55%, 02/01/05 (b)(c)		89	89,184

			1,391,823

Time Deposit – 5.1%
ABN Amro Bank	1,170	1,170,302
2.50%, 02/01/05 (b)
Chase Manhattan Bank	5,477	5,477,423
2.50%, 02/01/05 (b)

		6,647,725

U.S. Government Agency Obligations – 2.6%
Federal Home Loan Mortgage Corp.	3,350	3,350,000

2.12%, 02/01/05
Non-Registered Investment Company – 1.8%

	Shares
BlackRock Institutional Money Market Trust(b)(j)	2,380,343	2,380,343

TOTAL SHORT-TERM INVESTMENTS (Cost $18,465,635)
		18,465,635

Total Investments — 121.4% (Cost $145,480,138(p))		158,086,389
Liabilities in Excess of Other Assets — (21.4%)		(27,826,149)

Net Assets — 100.0%		$130,260,240

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

IO	Interest Only

TBA	Securities purchased on a forward commitment basis

TIPS	Treasury Inflation Protection Securities

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $14,769,922; cash collateral of $15,115,635 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(f)	A TRACER (Traded Custody Receipts). Rate shown reflects the weighted average rate of the underlying securities as of January 31, 2005.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $3,169,732. The aggregate value, $3,311,592 represents 2.54% of net assets.

(j)	Security available to institutional investors only.

(l)	US$ Denominated Foreign Bonds.

(p)	The United States federal income tax basis of the Fund’s investments was $146,713,253; accordingly, net unrealized appreciation on investments for federal income tax purposes was $11,373,136 (gross unrealized appreciation of $12,565,499; gross unrealized depreciation of $1,192,363). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than 1,000 par.

Cash of $16,000 has been segregated with the custodian to cover requirements for the following open futures contracts at January 31, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at January 31, 2005	Unrealized Depreciation
Long Position:
1	S&P 500	Mar 05	$296,800	$295,425	$(1,375)

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Moody’s Rating	Principal Amount (000) #	Value
LONG-TERM INVESTMENTS - 95.2%
CORPORATE OBLIGATIONS – 94.4%
Aerospace – 1.9%
Argo-Tech Corp., Sr. Notes	B3	$750	$825,000
9.25%, 06/01/11
BE Aerospace, Inc., Sr. Sub. Notes
8.00%, 03/01/08	Caa3	125	124,375
8.875%, 05/01/11	Caa3	250	256,250
K & F Acquisition, Inc., Sr. Sub. Notes	Caa1	500	500,000
7.75%, 11/15/14 144A
Sequa Corp., Sr. Notes	B1	500	552,500
9.00%, 08/01/09
Standard Aero Holdings, Inc., Sr. Sub. Notes	Caa1	250	270,000
8.25%, 09/01/14 144A
TransDigm, Inc., Gtd. Notes	B3	500	532,500
8.375%, 07/15/11
Vought Aircraft Industry, Sr. Notes	B2	125	125,000
8.00%, 07/15/11

			3,185,625

Airlines – 0.1%
Northwest Airlines, Inc., Gtd. Notes	Caa1	250	185,000
10.00%, 02/01/09

Automotive Parts – 3.1%
Accuride Corp., Sr. Sub. Notes, Series B	Caa1	225	229,500
9.25%, 02/01/08
Advanced Accessory System, Sr. Notes	B3	625	581,250
10.75%, 06/15/11
Affinia Group, Inc., Sr. Sub. Notes	Caa1	250	258,750
9.00%, 11/30/14 144A
Allied Holdings, Inc., Gtd. Notes, Series B	Caa1	250	217,500
8.625%, 10/01/07
Collins & Aikman Products, Sr. Sub. Notes	B3	125	104,063
12.875%, 08/15/12 144A
Dana Corp., Notes	Ba3	150	178,475
9.00%, 08/15/11
Delco Remy International, Inc., Sr. Sub. Notes	B3	500	500,000
9.375%, 04/15/12
Foamex L.P., Gtd. Notes
9.875%, 06/15/07	Caa2	100	76,500
10.75%, 04/01/09	B3	375	356,250
Goodyear Tire & Rubber Co., Notes	B2	500	507,500
7.857%, 08/15/11
Schefenaccker AG, Sr. Sub. Notes (Netherlands)	B2	EUR 250	268,041
9.50%, 02/11/14
Stoneridge, Inc., Gtd. Notes	B2	250	288,750
11.50%, 05/01/12
Tenneco Automotive, Inc., Sr. Sub. Notes	B3	125	130,625
8.625%, 11/15/14 144A(cost $125,000; purchased 11/09/04)(g)
TRW Automotive, Inc., Sr. Sub. Notes	B2	829	974,074
11.00%, 02/15/13
United Components, Inc., Sr. Sub. Notes	B3	500	527,500
9.375%, 06/15/13

			5,198,778

Building Materials – 3.5%
ACIH, Inc., Sr. Disc. Notes, Zero Coupon (until 12/15/07)	B3	125	93,125
11.50%, 12/15/12 144A

Associated Materials, Inc., Gtd. Notes	B3	325	357,500
9.75%, 04/15/12
Associated Materials, Inc., Sr. Disc. Notes, Zero Coupon (until 03/01/09)	Caa2	750	540,000
11.25%, 03/01/14
Culligan Finance Corp. BV, Sr. Notes (Netherlands)	B3	EUR 250	343,809
8.00%, 10/01/14 144A(Cost $310,026; purchased 09/21/04)(g)
Erico International Corp., Sr. Sub. Notes	B3	550	569,250
8.875%, 03/01/12
FIMEP SA, Sr. Notes (France)	B1	750	890,625
10.50%, 02/15/13 (l)
Goodman Global Holdings, Sr. Sub. Notes	Caa1	125	121,250
7.875%, 12/15/12 144A
Grohe Holding GMBH, Sr. Notes (Germany)	B3	EUR 750	1,041,205
8.625%, 10/01/14
Norcraft Cos. LLC, Sr. Sub. Notes	B3	300	322,500
9.00%, 11/01/11
Norcraft Holdings, Sr. Disc. Notes, Zero Coupon (until 09/01/08)	Caa1	250	186,250
9.75%, 09/01/12
Nortek, Inc., Sr. Sub. Notes	B3	500	516,250
8.50%, 09/01/14 144A
Sanitec International SA, Sr. Notes (Luxembourg)	B3	EUR 625	904,333
9.00%, 05/15/12

			5,886,097

Capital Goods - Others – 0.9%
Altra Industrial Motion, Sec’d. Notes	B3	125	126,250
9.00%, 12/01/11 144A(cost $126,000; purchased 11/22/04)(g)
Columbus Mckinnon Corp., Sec’d. Notes	B3	125	139,375
10.00%, 08/01/10
Mueller Group, Inc., Sr. Sub. Notes	Caa1	425	461,125
10.00%, 05/01/12
Rexnord Corp., Gtd. Notes	B3	675	759,375
10.125%, 12/15/12

			1,486,125

Chemicals – 9.1%
Avecia Group, Gtd. Notes (United Kingdom)	Caa3	250	265,000
11.00%, 07/01/09 (l)
BCP Caylux Holdings LUX SCA, Sr. Sub. Notes (Luxembourg)	B2	750	836,250
9.625%, 06/15/14 144A (l)
Borden US Financial / Nova Scotia, Sec’d. Notes	B3	250	276,250
9.00%, 07/15/14 144A
Compass Minerals Group, Inc., Gtd. Notes	B3	500	562,500
10.00%, 08/15/11
Compass Minerals International, Inc., Sr. Disc. Notes, Zero Coupon (until 06/01/08)	B -(d)	1,000	820,000
12.00%, 06/01/13
Compass Minerals International, Inc., Sr. Notes, Zero Coupon (until 12/15/07)	B -(d)	500	432,500
12.75%, 12/15/12
Crompton Corp., Sr. Notes	B1	250	281,250
9.875%, 08/01/12 144A
Crystal US Holdings, Sr. Disc. Notes, Zero Coupon (until 10/01/09)	Caa2	1,000	683,750
10.50%, 10/01/14 144A(cost $634,268; purchased 10/05/04-10/28/04)(g)
Dynea International Oy Co., Gtd. Notes (Finland)	Caa2	EUR 375	501,049
12.25%, 08/15/10
Equistar Chemical L.P., Gtd. Notes	B2	725	830,125
10.125%, 09/01/08

HMP Equity Holdings Corp., Sr. Disc. Notes, Zero Coupon	CCC+ (d)	500	336,250
0.00%, 05/15/08
Huntsman Advanced Materials, Inc., Sec’d. Notes	B2	450	531,000
11.00%, 07/15/10 144A
Huntsman ICI Chemicals LLC, Gtd. Notes	B2	610	643,550
10.125%, 07/01/09
Huntsman International LLC, Sr. Sub. Notes (Luxembourg)	Caa1	EUR 500	692,507
10.125%, 07/01/09
Invista Co., Notes	B1	625	690,625
9.25%, 05/01/12 144A
Kranton Polymers LLC, Sr. Sub. Notes	B3	500	515,000
8.125%, 01/15/14 144A
LBC Luxembourg Holdings SA, Gtd. Notes (Luxembourg)	Caa1	EUR 375	545,044
11.00%, 05/15/14
Lyondell Chemical Co., Gtd. Notes
9.50%, 12/15/08	B1	250	271,250
10.875%, 05/01/09	B3	500	528,750
Lyondell Chemical Co., Sec’d. Notes	B1	144	151,200
9.875%, 05/01/07
Rhodia SA, Sr. Notes (France)	B3	750	856,875
10.25%, 06/01/10 (l)
Rhodia SA, Sr. Sub. Notes (France)
8.875%, 06/01/11 (l)	Caa1	500	515,000
9.25%, 06/01/11 (l)	Caa1	500	686,804
Rockwood Specialties, Inc., Sr. Sub. Notes
10.625%, 05/15/11	B3	625	715,625
7.625%, 11/15/14 144A	B3	750	1,002,098
United Agricultural Products Holding Corp., Sr. Disc. Notes, Zero Coupon (until 01/15/08) 10.75%, 07/15/12 144A	B3	800	644,000
United Agricultural Products Holding Corp., Sr. Notes	B3	158	171,035
8.25%, 12/15/11 144A

			14,985,287

Conglomerates – 2.9%
Amsted Industries, Inc., Sr. Notes	B3	400	452,000
10.25%, 10/15/11 144A
Blount, Inc., Sr. Sub. Notes	Caa1	375	409,688
8.875%, 08/01/12
Bombardier, Inc., Notes (Canada)	Ba2	750	678,750
6.75%, 05/01/12 144A (l)
Eagle Picher Industries, Inc., Sr. Notes	B3	500	442,500
9.75%, 09/01/13
Invensys PLC, Sr. Notes (United Kingdom)	B3	500	538,750
9.875%, 03/15/11 144A (l)
Mark IV Industries, Inc., Sr. Sub. Notes	Caa1	750	729,375
7.50%, 09/01/07
Noma Luxembourg SA, Sr. Notes (Luxembourg)	B3	EUR 375	491,110
9.75%, 07/15/11
Park-Ohio Industries, Inc., Sr. Sub. Notes	Caa1	375	375,000
8.375%, 11/15/14 144A
Polypore, Inc., Sr. Disc. Notes, Zero Coupon (untill 10/01/08)	Caa2	250	157,500
10.50%, 10/01/12 144A
Polypore, Inc., Sr. Sub. Notes
8.75%, 05/15/12	Caa1	250	341,170
8.75%, 05/15/12	Caa1	250	258,125

			4,873,968

Consumer Cyclical - Services – 1.2%
Brickman Group Ltd., Gtd. Notes, Series B	B2	500	583,750
11.75%, 12/15/09
Interline Brands, Inc., Sr. Sub. Notes	Caa1	325	368,875
11.50%, 05/15/11
United Rentals NA, Inc., Sr. Notes	B2	1,000	977,500
7.75%, 11/15/13

			1,930,125

Consumer Products – 6.4%
Aearo Co., Sr. Sub. Notes	B3	225	232,875
8.25%, 04/15/12
Ames True Temper, Inc., Sr. Sub. Notes	Caa1	375	356,250
10.00%, 07/15/12
Briggs & Stratton Corp., Gtd. Notes	Ba1	400	479,000
8.875%, 03/15/11
Chattem, Inc., Sr. Sub. Notes	B2	500	514,375
7.00%, 03/01/14
Del Laboratories, Inc., Sr. Sub. Notes	B3	250	248,750
8.00%, 02/01/12 144A
FTD, Inc., Gtd. Notes	B3	375	390,938
7.75%, 02/15/14
Johnsondiversey Holdings, Inc., Disc. Notes, Zero Coupon (until 05/15/07)	B3	500	436,250
10.67%, 05/15/13
Jostens Holding Corp., Sr. Disc. Notes, Zero Coupon (until 12/01/08)	Caa2	1,025	732,874
10.25%, 12/01/13
Jostens IH Corp., Sr. Sub. Notes	B3	500	511,250
7.625%, 10/01/12 144A
Leiner Health Products, Sr. Sub. Notes	B3	250	273,750
11.00%, 06/01/12
Norcross Safety Products, Sr. Sub. Notes	B3	375	418,125
9.875%, 08/15/11
NSP Holdings Capital Corp., Sr. Notes	Caa1	125	130,625
11.75%, 01/01/12 144A(cost $125,000; purchased 12/16/04)(g)
Playtex Products, Inc., Gtd. Notes	Caa1	500	537,500
9.375%, 06/01/11
Prestige Brands, Inc., Sr. Sub. Notes	Caa1	375	397,500
9.25%, 04/15/12
Rayovac Corp., Sr. Sub. Notes	B3	375	404,063
8.50%, 10/01/13
Reddy Ice Group, Inc., Sr. Sub. Notes	B3	525	564,375
8.875%, 08/01/11
Safilo Capital International SA, Sr. Notes (Luxembourg)	Caa2	EUR 1,000	1,349,166
9.625%, 05/15/13
Sealy Mattress Co., Sr. Sub. Notes	Caa1	500	512,500
8.25%, 06/15/14
Simmons Co., Sr. Disc. Notes, Zero Coupon (until 01/01/10)	Caa2	375	232,500
10.00%, 12/15/14 144A
Sleepmaster LLC, Gtd. Notes	NR	250	68,125
11.00%, 05/15/09(cost $227,713; purchased 11/15/02)(g)(i)
Solo Cup Co., Sr. Sub. Notes	B3	250	257,188
8.50%, 02/15/14
True Temper Sports, Inc., Sr. Sub. Notes	B3	100	95,500
8.375%, 09/15/11
United Industries Corp., Gtd. Notes, Series D	B3	750	788,437
9.875%, 04/01/09
WH Holdings Ltd., Sr. Notes	B3	625	691,406
9.50%, 04/01/11

			10,623,322

Defense – 0.6%
Alliant Techsystems, Inc., Gtd. Notes	B2	500	541,250
8.50%, 05/15/11
Communications & Power Industry, Sr. Sub. Notes	B3	500	525,000
8.00%, 02/01/12

			1,066,250

Electric – 2.9%
Caithness Coso Funding Corp., Sec’d. Notes	Ba2	663	733,158
9.05%, 12/15/09
Calpine Canada Energy Finance Corp., Gtd.	Caa1	275	203,500

Notes (Canada)
8.50%, 05/01/08 (l)
Calpine Corp., Sr. Notes	Caa1	825	573,375
8.50%, 02/15/11
CMS Energy Corp., Sr. Notes	B3	500	550,625
8.90%, 07/15/08
Dynegy Holdings, Inc., Sec’d. Notes	B3	500	557,500
10.125%, 07/15/13 144A
Dynegy Holdings, Inc., Sr. Notes	Caa2	500	505,000
8.75%, 02/15/12
Midwest Generation LLC, Notes	B1	500	561,250
8.75%, 05/01/34
NRG Energy, Inc., Sec’d. Notes	B2	500	541,250
8.00%, 12/15/13 144A
Reliant Resource, Inc., Sec’d. Notes
9.25%, 07/15/10	B1	250	279,375
9.50%, 07/15/13	B1	250	281,250

			4,786,283

Energy – 2.5%
El Paso Corp., Sr. Notes	Caa1	500	508,750
6.75%, 05/15/09
El Paso Production Holding Co., Gtd. Notes	B3	775	809,874
7.75%, 06/01/13
Evergreen Resources, Inc., Sr. Sub. Notes	Ba3	100	103,701
5.875%, 03/15/12
Foundation PA Coal Co., Sr. Notes	B1	500	526,250
7.25%, 08/01/14 144A
Magnum Hunter Resources, Inc., Gtd. Notes	B2	195	223,763
9.60%, 03/15/12
Pride International, Inc., Sr. Notes	Ba2	375	414,375
7.375%, 07/15/14
Swift Energy Co., Sr. Sub. Notes	B3	675	752,625
9.375%, 05/01/12
Tesoro Petroleum Corp., Gtd. Notes, Series B	B3	650	708,500
9.625%, 11/01/08
Tesoro Petroleum Corp., Sec’d. Notes	Ba3	125	135,000
8.00%, 04/15/08

			4,182,838

Entertainment – 1.7%
AMC Entertainment, Inc., Sr. Sub. Notes	Caa1	375	406,875
9.875%, 02/01/12
Six Flags, Inc., Sr. Notes	B2	375	359,063
9.75%, 04/15/13
Universal City Development Partners Ltd., Sr. Notes	B2	1,000	1,180,000
11.75%, 04/01/10
Warner Music Group, Sr. Sub. Notes	B3	500	525,000
7.375%, 04/15/14 144A
WMG Holdings Corp., Sr. Disc. Notes, Zero Coupon (until 12/15/09)	Caa2	500	336,250
9.50%, 12/15/14 144A

			2,807,188

Environmental – 0.9%
Allied Waste North America Co., Gtd. Notes, Series B
8.875%, 04/01/08	Ba3	750	787,500
8.50%, 12/01/08	Ba3	225	235,688
9.25%, 09/01/12	Ba3	250	266,250
Waste Services, Inc., Sr. Sub. Notes	Caa1	250	246,250
9.50%, 04/15/14 144A (cost $254,375; purchased 05/04/04)(g)

			1,535,688

Finance – 0.6%
Refco Finance Holdings LLC, Sr. Sub. Notes	B3	875	958,125
9.00%, 08/01/12 144A

Food – 5.0%
American Seafood Group LLC, Gtd. Notes	B3	750	810,000
10.125%, 04/15/10
Del Monte Corp., Gtd. Notes, Series B	B2	875	975,625

9.25%, 05/15/11
Dole Foods Co., Inc., Sr. Notes	B2	500	550,625
8.625%, 05/01/09
Dominos, Inc., Sr. Sub. Notes	B3	164	176,300
8.25%, 07/01/11
Eagle Family Foods, Inc., Gtd. Notes, Series B	Caa2	500	387,500
8.75%, 01/15/08
Land O’ Lakes, Inc., Sec’d. Notes	B2	250	271,875
9.00%, 12/15/10
Land O’ Lakes, Inc., Sr. Notes	B3	500	495,000
8.75%, 11/15/11
Landry’s Restaurants, Inc., Sr. Notes	B2	750	735,000
7.50%, 12/15/14 144A
Michael Foods, Sr. Sub. Notes	B3	350	370,125
8.00%, 11/15/13
National Beef Packaging Co., Sr. Notes	B2	275	282,563
10.50%, 08/01/11
Pilgrim’s Pride Corp., Gtd. Notes	B1	825	920,906
9.625%, 09/15/11
Pilgrim’s Pride Corp., Sr. Sub. Notes	B2	525	593,250
9.25%, 11/15/13
Smithfield Foods, Inc., Sr. Notes	Ba2	700	776,125
8.00%, 10/15/09
Swift & Co., Gtd. Notes	B1	250	280,625
10.125%, 10/01/09
Swift & Co., Sr. Sub. Notes	B2	225	256,500
12.50%, 01/01/10
United Biscuits, Co., Gtd. Notes (United Kingdom)	B1	EUR 250	350,327
10.625%, 04/15/11

			8,232,346

Gaming – 7.3%
Boyd Gaming Corp., Sr. Sub. Notes	B1	750	830,625
8.75%, 04/15/12
Global Cash Account / Finance Corp., Sr. Sub. Notes	Caa1	300	327,000
8.75%, 03/15/12
Isle of Capri Casinos, Inc., Gtd. Notes	B2	450	498,938
9.00%, 03/15/12
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	125	127,188
7.00%, 03/01/14
Mandalay Resort Group, Sr. Notes	Ba2	50	56,750
9.50%, 08/01/08
Mandalay Resort Group, Sr. Sub. Notes	Ba3	1,325	1,503,874
10.25%, 08/01/07
MGM Grand, Inc., Gtd. Notes	Ba2	1,700	1,912,499
8.375%, 02/01/11
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	450	486,563
8.00%, 04/01/12
MTR Gaming Group, Inc., Gtd. Notes, Series B	B2	500	550,000
9.75%, 04/01/10
Park Place Entertainment Corp., Sr. Sub. Notes
7.875%, 03/15/10	Ba2	1,000	1,119,999
8.125%, 05/15/11	Ba2	700	805,000
Penn National Gaming, Inc., Gtd. Notes, Series B	B2	500	532,500
11.125%, 03/01/08
Pinnacle Entertainment, Inc., Sr. Sub. Notes	Caa1	250	267,500
8.25%, 03/15/12
River Rock Entertainment, Sr. Notes	B2	225	251,438
9.75%, 11/01/11
Seneca Gaming Corp., Sr. Notes	B2	250	258,750
7.25%, 05/01/12
Station Casinos, Inc., Sr. Sub. Notes
6.50%, 02/01/14	B1	500	517,500
6.875%, 03/01/16	B1	500	521,250

Sun International Hotels Ltd., Gtd. Notes	B2	650	711,750
8.875%, 08/15/11
Venetian Casino / LV Sands, Gtd. Notes	B2	500	567,500
11.00%, 06/15/10
Wynn Las Vegas, LLC Corp., First Mortgage	B2	375	370,313
6.625%, 12/01/14 144A

			12,216,937

Health Care – 3.5%
Alliance Imaging, Sr. Sub. Notes	B3	250	253,750
7.25%, 12/15/12 144A
AmeriPath, Inc., Gtd. Notes	Caa1	625	656,250
10.50%, 04/01/13
CDRV Investors, Inc., Sr. Disc. Notes, Zero Coupon (until 01/01/10)	Caa2	1,000	602,500
9.625%, 01/01/15 144A
Concentra Operating Corp., Gtd. Notes	B3	200	223,000
9.50%, 08/15/10
Fisher Scientific International, Inc., Sr. Sub. Notes	B2	550	616,000
8.00%, 09/01/13
Kinetic Concepts, Inc., Sr. Sub. Notes	B3	114	121,410
7.375%, 05/15/13
Medical Device Manufacturing, Inc., Sr. Sub. Debs.	Caa1	250	271,250
10.00%, 07/15/12 144A
Nyco Holdings, Sr. Notes (Denmark)	B3	EUR 250	386,989
11.50%, 03/31/13
Quintiles Transnational Corp., Sr. Sub.	B3	500	567,500
10.00%, 10/01/13
Sybron Dental Specialties, Inc., Gtd. Notes	B2	375	408,750
8.125%, 06/15/12
Tenet Healthcare Corp., Notes	B1	250	231,250
7.375%, 02/01/13
Tenet Healthcare Corp., Sr. Notes	B3	375	390,938
9.875%, 07/01/14 144A
US Oncology, Inc., Sr. Notes	B2	500	545,000
9.00%, 08/15/12 144A
Vanguard Health Holdings II, Sr. Sub. Notes	Caa1	250	268,750
9.00%, 10/01/14 144A
VWR International, Inc., Sr. Sub. Notes (Germany)	B3	250	261,250
8.00%, 04/15/14 (l)

			5,804,587

Lodging – 1.3%
Cornell Cos., Inc., Sr. Notes	B3	250	268,750
10.75%, 07/01/12
HMH Properties, Inc., Gtd. Notes, Series B	Ba3	96	99,000
7.875%, 08/01/08
Host Marriott L.P., Sr. Notes	Ba3	500	525,000
7.00%, 08/15/12 144A
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	1,000	1,068,750
7.375%, 05/01/07
Starwood Hotels & Resorts Worldwide, Inc., Notes	Ba1	175	179,594
6.75%, 11/15/05

			2,141,094

Media - Broadcast Towers – 0.6%
American Tower Corp., Sr. Notes	Caa1	500	516,250
7.50%, 05/01/12
Crown Castle International Corp., Sr. Notes	B3	500	533,125
7.50%, 12/01/13

			1,049,375

Media - Broadcasting & Radio – 0.6%
Sinclair Broadcasting Group, Inc., Gtd.	B2	500	535,000
8.75%, 12/15/11
XM Satellite Radio, Inc., Sec’d. Notes, Zero Coupon (until 12/31/05)	Caa1	453	465,910
14.00%, 12/31/09

			1,000,910

Media - Cable – 4.5%
Adelphia Communications Corp., Sr. Notes	NR	250	223,750
10.25%, 06/15/11(cost $247,500; purchased 07/14/04)(g)(i)
Cablevision Systems Corp. Holdings, Inc., Sr. Notes
7.875%, 12/15/07	B1	500	541,250
8.125%, 07/15/09	B1	150	165,375
Cablevision Systems Corp., Sr. Notes	B3	750	813,750
8.00%, 04/15/12 144A
Charter Communications Holdings LLC, Sr. Notes
10.25%, 09/15/10	Caa1	1,000	1,044,999
9.92%, 04/01/11	Ca	1,000	800,000
10.00%, 05/15/11	Ca	750	601,875
Ono Finance PLC, Gtd. Notes (United Kingdom)	Caa2	EUR 500	731,614
10.50%, 05/15/14
Tele Columbus AG & Co., Sr. Notes (Germany)	B3	EUR 250	337,292
9.375%, 04/15/12
Tele Columbus AG & Co., Sr. Sub. Notes (Germany)	B3	EUR 500	674,584
9.375%, 04/15/12
Telenet Communication NV, Sr. Notes (Belgium)	B3	EUR 500	738,131
9.00%, 12/15/13
Telenet Group Holdings NV, Disc. Notes, Zero Coupon (until 12/15/08) (Belgium)	Caa2	1,000	765,000
11.50%, 06/15/14 144A (l)

			7,437,620

Media - Non Cable – 1.3%
DIRECTV Holdings LLC, Sr. Notes	B1	500	565,625
8.375%, 03/15/13
Echostar DBS Corp., Sr. Notes	Ba3	375	379,688
5.75%, 10/01/08
Lamar Media Corp., Gtd. Notes	Ba3	600	648,000
7.25%, 01/01/13
PanAmSat Corp., Sr. Notes	B1	500	546,250
9.00%, 08/15/14 144A

			2,139,563

Metals – 2.5%
AK Steel Corp., Gtd. Notes	B3	500	516,250
7.75%, 06/15/12
Almatis Holding BV, Sr. Notes (Netherland)	B3	EUR 150	219,322
9.00%, 07/15/12
Euramax International PLC, Sr. Sub. Notes	B2	750	798,749
8.50%, 08/15/11
Neenah Corp., Sec’d. Notes	B2	500	557,500
11.00%, 09/30/10 144A
Novelis, Inc., Sr. Notes (Canada)	B1	125	128,750
7.25%, 02/15/15 144A (cost $125,000; purchased 01/28/05)(g)(l)
OM Group, Inc., Gtd. Notes	Caa1	500	535,000
9.25%, 12/15/11
Ryerson Tull, Inc., Notes	B1	550	563,750
9.125%, 07/15/06
UCAR Finance, Inc., Gtd. Notes	B2	250	280,938
10.25%, 02/15/12
United States Steel Corp., Sr. Notes	B1	484	555,390
9.75%, 05/15/10

			4,155,649

Packaging – 4.3%
Clondalkin Industries BV, Sr. Notes (Netherlands)	B3	EUR 500	694,137
8.00%, 03/15/14
Consolidated Container Co., Gtd. Notes	Caa2	250	243,750
10.125%, 07/15/09
Consolidated Container Co., Sr. Disc. Notes, Zero Coupon (until 06/15/07)	B3	500	432,500

10.75%, 06/15/09
Crown European Holdings SA, Sec’d. Notes (France)
9.50%, 03/01/11 (l)	B1	500	560,000
10.875%, 03/01/13 (l)	B2	250	294,375
Crown European Holdings SA, Sec’d. Notes (France)
10.25%, 03/01/11	B+ (d)	EUR 250	379,657
Graham Packaging Co. Sub. Notes	Caa2	1,500	1,578,749
9.875%, 10/15/14 144A
Graham Packaging International Corp., Sr. Sub. Notes	B3	500	560,000
9.50%, 08/15/13
Huntsman Packaging Corp., Gtd. Notes	Caa2	500	492,500
13.00%, 06/01/10
Impress Group BV, Sr. Notes (Netherland)	B2	EUR 250	350,382
10.50%, 05/25/07
Owens-Brockway Glass Container, Inc., Gtd. Notes
8.875%, 02/15/09	B2	750	814,687
8.25%, 05/15/13	B3	375	409,688
Pliant Corp., Sec’d. Notes	B3	125	137,031
11.125%, 09/01/09
Portola Packaging, Inc., Sr. Notes	Caa1	125	102,813
8.25%, 02/01/12
Russell Stanley Holdings, Inc., Sr. Sub. Notes	NR	52	0
9.00%, 11/30/08 [PIK] 144A(cost $146,963; purchased 02/05/99-11/30/04)(g)(o)
Tekni-Plex, Inc., Gtd. Notes	Caa2	125	115,938
12.75%, 06/15/10

			7,166,207

Paper – 2.8%
Ainsworth Lumber Ltd., Sr. Notes (Canada)	B2	250	251,250
7.25%, 10/01/12 144A (l)
Boise Cascade LLC., Sr. Notes	B2	250	263,125
7.125%, 10/15/14 144A
Georgia-Pacific Corp., Gtd. Notes	Ba2	750	867,188
9.375%, 02/01/13
Georgia-Pacific Corp., Notes	Ba3	500	577,500
8.125%, 05/15/11
Jefferson Smurfit Corp., Gtd. Notes	B2	250	259,375
7.50%, 06/01/13
Jefferson Smurfit Corp., Sr. Notes (Ireland)	B3	500	555,000
9.625%, 10/01/12 (l)
Jefferson Smurfit Corp., Sub. Notes (Ireland)	Caa1	508	600,675
15.50%, 10/01/13 [PIK] (l)
Riverside Forest Products Ltd., Sr. Notes	B2	275	305,250
7.875%, 03/01/14
Stone Container Corp., Sr. Notes	B2	500	548,750
9.75%, 02/01/11
Tembec Industries, Inc., Gtd. Notes	Ba3	375	373,125
8.50%, 02/01/11 (l)

			4,601,238

Pipelines – 3.7%
El Paso Corp., Notes	Caa1	1,000	1,045,000
7.875%, 06/15/12
El Paso Corp., Sr. Notes
8.05%, 10/15/30	Caa1	350	346,500
7.80%, 08/01/31	Caa1	1,000	975,000
Southern Natural Gas Co., Notes	B1	250	275,000
8.00%, 03/01/32
Tennessee Gas Pipeline Co., Bonds	B1	350	395,500
8.375%, 06/15/32
Tennessee Gas Pipeline Co., Debs.	B1	500	555,000
7.50%, 04/01/17
Transcontinental Gas Pipe Co., Sr. Notes, Series B	B1	475	578,906
8.875%, 07/15/12
Williams Cos., Inc., Notes
8.125%, 03/15/12	B3	500	577,500

7.625%, 07/15/19	B3		750	836,250
7.875%, 09/01/21	B3		500	570,000

				6,154,656

Publishing – 6.3%
Advanstar Communications, Inc., Gtd. Notes	Caa2		500	541,875
12.00%, 02/15/11
Advanstar Communications, Inc., Sec’d. Notes	B3		75	84,750
10.75%, 08/15/10
Advanstar, Inc., Gtd. Notes, Zero Coupon (until 10/15/05)	NR		250	216,563
15.00%, 10/15/11(cost $226,412; purchased 02/14/01-12/12/03)(g)
Advertising Direct Solutions, Sr. Notes	Caa1		375	397,500
9.25%, 11/15/12 144A(cost $384,828; purchased 10/28/04)(g)
American Media Operations, Inc., Gtd. Notes	B2		75	79,313
8.875%, 01/15/11
American Media Operations, Inc., Gtd. Notes, Series B	B2		500	525,625
10.25%, 05/01/09
Dex Media East LLC, Gtd. Notes	Caa1		487	585,618
12.125%, 11/15/12
Dex Media West Finance, Sr. Sub. Notes	Caa1		803	914,416
9.875%, 08/15/13
Dex Media, Inc., Disc. Notes, Zero Coupon (until 11/15/08)	B3		1,250	946,875
9.00%, 11/15/13
Houghton Mifflin Co., Sr. Disc. Notes, Zero Coupon (until 10/15/08)	Caa1		350	239,750
11.50%, 10/15/13
Lighthouse International Co. SA, Sr. Notes (Luxembourg)
8.00%, 04/30/14	B3		EUR 500	676,213
8.00%, 04/30/14	B3		EUR 1,000	1,352,425
Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon (until 07/15/06)	B2		425	422,875
13.75%, 07/15/11
Quebecor Media, Inc., Sr. Notes	B2		375	423,750
11.125%, 07/15/11
Vertis, Inc., Gtd. Notes, Series B	B3		250	270,625
10.875%, 06/15/09
Vertis, Inc., Sec’d. Notes	B2		200	218,500
9.75%, 04/01/09
WDAC Subsidiary Corp., Sr. Notes
8.375%, 12/01/14 144A	B2		250	245,000
8.50%, 12/01/14 144A	Caa1		1,000	1,283,990
Yell Finance BV, Sr. Disc. Notes, Zero Coupon (until 08/01/06) (Netherlands)	B1		592	583,120
13.50%, 08/01/11 (l)
Yell Finance BV, Sr. Notes (Netherlands)	B1		309	350,715
10.75%, 08/01/11 (l)
Ziff Davis Media, Inc., Gtd. Notes, Series B	CC	(d)	92	98,789
13.00%, 08/12/09 [PIK]

				10,458,287

Real Estate – 0.1%
CB Richard Ellis Service, Sr. Notes	B1		114	130,530
9.75%, 05/15/10

Retailers – 1.0%
General Nutrition Center, Sr. Sub. Notes	B3		200	181,000
8.50%, 12/01/10
PCA International, Inc., Sr. Notes	B3		350	299,250
11.875%, 08/01/09
Penney, (J.C.) Co., Inc., Notes	Ba3		750	920,625
9.00%, 08/01/12
Victoria Acquisition III BV, Sr. Notes (Netherlands)	B3		EUR 250	328,330
7.875%, 10/01/14 144A

				1,729,205

Retailers - Food & Drug – 1.2%
Brake Brothers Finance PLC, Sr. Notes (United Kingdom)	B3	GBP 250	546,974
12.00%, 12/15/11
Couche-Tard Corp., Sr. Sub. Notes	Ba3	250	265,625
7.50%, 12/15/13
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes (Canada)	B3	500	501,250
8.50%, 08/01/14 144A (l)
Rite Aid Corp., Sec’d. Notes
8.125%, 05/01/10	B2	500	521,250
6.875%, 08/15/13	Caa1	250	227,500

			2,062,599

Technology – 2.8%
Activant Solutions, Sr. Notes	B2	375	405,938
10.50%, 06/15/11
AMI Semiconductor, Inc., Gtd. Notes	B3	325	380,250
10.75%, 02/01/13
Amkor Technology, Inc., Notes
5.00%, 03/15/07	B3	125	116,719
9.25%, 02/15/08	B3	250	248,750
Lucent Technologies, Debs.	Caa1	500	448,750
6.45%, 03/15/29
Riverdeep Group Ltd., Sr. Notes (Ireland)	B3	EUR 250	348,698
9.25%, 04/15/11
Telex Communications, Inc., Sec’d. Notes	B3	175	193,375
11.50%, 10/15/08
TSI Telecommunication Services, Inc., Gtd. Notes	B3	250	286,250
12.75%, 02/01/09
Worldspan L.P., Sr. Notes	B2	750	871,874
9.625%, 06/15/11
Xerox Corp., Gtd. Notes	B1	750	870,000
9.75%, 01/15/09
Xerox Corp., Sr. Notes	B1	500	541,250
7.625%, 06/15/13

			4,711,854

Telecommunications – 2.1%
Alaska Communications Systems Holdings, Inc., Gtd. Notes	B2	375	408,750
9.875%, 08/15/11
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	500	510,000
8.375%, 01/15/14
Eircom Funding, Sr. Sub. Notes (Ireland)	B1	250	274,375
8.25%, 08/15/13 (l)
Inmarsat Finance II Ltd, Gtd. Notes, Zero Coupon (until 11/15/08)	Caa1	250	182,500
10.375%, 11/15/12
Qwest Corp., Notes	Ba3	750	856,875
9.125%, 03/15/12 144A
Qwest Services Corp., Notes	Caa1	1,000	1,192,500
13.50%, 12/15/10 144A

			3,425,000

Telecommunications - Cellular – 3.6%
Alamosa Delaware, Inc., Gtd. Notes, Zero Coupon (until 7/31/05)	Caa1	250	270,625
12.00%, 07/31/09
Alamosa Delaware, Inc., Notes	Caa1	500	535,000
8.50%, 01/31/12
American Cellular Corp., Sr. Notes, Series B	B3	500	463,750
10.00%, 08/01/11
Centennial Cellular Operating Co., Gtd. Notes	Caa1	500	568,750
10.125%, 06/15/13
Horizon PCS, Inc., Sr. Notes	B3	125	141,875
11.375%, 07/15/12 144A
Nextel Communications, Inc., Sr. Notes	B2	875	969,062
7.375%, 08/01/15
Nextel Communications, Sr. Notes	B2	500	521,250
5.95%, 03/15/14

Nextel Partners, Inc., Sr. Notes
12.50%, 11/15/09	Caa1	51	57,375
8.125%, 07/01/11	Caa1	200	221,000
Oskar Mobil AS, Sec’d. Notes (Czech Rebublic)	B1	EUR 188	264,769
7.50%, 10/15/11 144A
Rodgers Wireless, Inc., Sr. Sec’d. Notes	Ba3	625	632,813
6.375%, 03/01/14
Rogers Wireless Communications, Inc., Sec’d. Notes	Ba3	250	269,375
7.50%, 03/15/15 144A
Rogers Wireless Communications, Inc., Sr. Sub. Notes	B2	125	134,375
8.00%, 12/15/12 144A
Triton PCS, Inc., Gtd. Notes	B2	375	362,813
8.50%, 06/01/13
US Unwired, Inc., Sec’d. Notes	Caa1	500	560,000
10.00%, 06/15/12

			5,972,832

Textile – 1.0%
Collins & Aikman Corp., Gtd. Notes	B2	350	372,750
9.75%, 02/15/10
Propex Fabrics, Inc., Sr. Notes	Caa1	375	381,563
10.00%, 12/01/12 144A(cost $375,000; purchased 11/23/04)(g)
Russell Corp., Gtd. Notes	B1	275	297,000
9.25%, 05/01/10
Warnaco Group, Inc., Sr. Notes	B2	500	552,500
8.875%, 06/15/13

			1,603,813

Transportation – 0.6%
Petroleum Helicopters, Inc., Gtd. Notes, Series B	B1	375	408,750
9.375%, 05/01/09
Stena AB, Sr. Notes (Sweden)	Ba3	500	562,500
9.625%, 12/01/12 (l)

			971,250

TOTAL CORPORATE OBLIGATIONS (Cost $144,992,305)			156,856,251

		Shares
COMMON STOCK – 0.1%
Chemicals
General Chemicals Industry Products*(o)		179	49,907

Metals – 0.1%
ACP Holding Corp.*		77,911	149,979

Packaging
Russell Stanley Holdings, Inc.*(cost $80,450; purchased 02/05/99)(g)(o)		6,000	0

TOTAL COMMON STOCK (Cost $578,111)			199,886

PREFERRED STOCK – 0.7%
Publishing – 0.6%
Primedia, Inc., Series D, 10.00%		2,600	261,300
Primedia, Inc., Series F, 9.20%		6,750	654,750
Ziff Davis Media, Inc., Series E, 10.00%		24	1,662

			917,712

Retailers – 0.1%
General Nutrition Center, Series A, 12.00% [PIK]*		250	235,625

TOTAL PREFERRED STOCK (Cost $1,131,807)			1,153,337

RIGHTS* – 0.1%
Capital Goods - Others – 0.1%
Simonds Industries, Inc.(o)	5,793	196,962

Consumer Products
Sleepmaster, Inc.	264	0

TOTAL RIGHTS (Cost $194,838)		196,962

WARRANTS* – 0.0%
Chemicals
General Chemical Industry Product, Inc., Series A, expiring 04/30/11(cost $0; purchased 08/26/99-11/17/99)(g)(o)	103	0
General Chemical Industry Product, Inc., Series B, expiring 04/30/11(cost $0; purchased 08/26/99-11/17/99)(g)(o)	77	0

Entertainment
AMF Bowling Worldwide, Inc., Series B, expiring 03/09/09(cost $112,635; purchased 11/04/97-04/06/99)(g)(o)	1,499	0

Media - Broadcasting & Radio
XM Satellite Radio, Inc., expiring 03/15/10 144A(cost $79,313; purchased 08/31/00)(g)	450	34,199

Packaging
Pliant Corp., expiring 06/01/10 144A(cost $0; purchased 09/29/00)(g)	475	5

Paper
MDP Acquisitions PLC, expiring 10/01/13 (Ireland) 144A(cost $0; purchased 04/30/03)(g)	275	7,563

Publishing
Advanstar Holdings Corp., expiring 10/15/11 144A(cost $0; purchased 10/09/01)(g)	225	5
Ziff Davis Media, Inc., expiring 08/12/12(cost $44; purchased 07/18/00)(g)	4,400	2,640

		2,645

TOTAL WARRANTS (Cost $191,992)		44,412

TOTAL LONG-TERM INVESTMENTS (Cost $147,089,053)		158,450,848

SHORT-TERM INVESTMENTS – 3.0%
Registered Investment Companies
BlackRock Provident Institutional Funds	2,503,811	2,503,811
TempCash Portfolio(j)
BlackRock Provident Institutional Funds	2,503,810	2,503,810
TempFund Portfolio(j)

TOTAL SHORT-TERM INVESTMENTS (Cost $5,007,621)		5,007,621

Total Investments — 98.3% (Cost $152,096,674 (p))		163,458,469
Other Assets in Excess of Liabilities — 1.7%		2,801,333

Net Assets — 100.0%		$166,259,802

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

EUR	Euro

GBP	British Pound

NR	Not Rated by Moody’s or Standard & Poor’s.

PIK	Payment-in-kind

The following annotations are used throughout the Schedule of Investments:

symbol description

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $3,580,527. The aggregate value, $3,121,972 represents 1.88% of net assets.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	Security available to institutional investors only.

(l)	US$ Denominated Foreign Bonds.

(o)	Fair valued security.

(p)	The United States federal income tax basis of the Fund’s investments was $152,119,100; accordingly, net unrealized appreciation on investments for federal income tax purposes was $11,339,369 (gross unrealized appreciation of $13,550,294; gross unrealized depreciation of $2,210,925). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Forward foreign currency exchange contracts outstanding at January 31, 2005:

Purchase Contract

Settlement Month	Type	Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Feb 05	Buy EUR	2,130,286	$2,815,862	$2,777,190	($38,672)

Sale Contracts
Settlement Month	Type	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
Feb 05	Sell EUR	15,381,633	$19,995,473	$20,052,579	($57,106)
Feb 05	Sell GBP	286,438	527,848	540,084	(12,236)

			$20,523,321	$20,592,663	($69,342)

Strategic Partners Bond Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Moody’s Rating		Principal Amount (000)	Value
LONG-TERM INVESTMENTS - 69.0%
ASSET-BACKED SECURITIES – 0.9%
Ace Securities Corp., Series 2002-HE1, Class A	Aaa		$47	$46,583
2.87%, 06/25/32 (c)
Brazos Student Loan Finance Corp., Series 1998-A, Class A2	Aaa		1,810	1,828,352
2.80%, 06/01/23 (c)
CDC Mortgage Capital Trust, Series 2002-HE2, Class A	Aaa		244	243,786
2.82%, 01/25/33 (c)
Conseco Finance Trust, Series 2000-C, Class A	Aaa		459	458,828
2.773%, 12/15/29 (c)
Household Mortgage Loan Trust, Series 2002-HC1, Class A	Aaa		221	221,879
2.71%, 05/20/32 (c)
Irwin Home Equity, Series 2002-1, Class	Aaa		84	84,294

2.82%, 06/25/29 (c)
TOTAL ASSET-BACKED SECURITIES (Cost $2,855,601)				2,883,722

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.4%
Bear Stearns Trust, Series 2002-9, Class 2A	Aaa		107	107,340
5.272%, 10/25/32 (c)
CS First Boston Mortgage Securities Corp., Series 2002-AR8, Class 2A	Aaa		49	49,492
6.095%, 04/25/32 (c)
Freddie Mac Series 1628, Class LZ	Aaa		308	326,947
6.50%, 12/15/23
Series 1935, Class JZ	Aaa		1,323	1,376,786
7.00%, 02/15/27
Series 2241, Class PH	Aaa		843	876,264
7.50%, 07/15/30
Series 2504, Class L	Aaa		5	4,570
5.50%, 03/15/15
Government National Mortgage Assoc., Series 2001-16, Class Z	Aaa		5,872	6,622,872
6.75%, 10/16/40
Prime Mortgage Trust, Series 2004-CL1, Class 1A2
2.93%, 02/25/34 (c)	AAA	(d)	495	495,496
Class 2A2
2.93%, 02/25/05 (c)	AAA	(d)	149	149,365
Regal Trust IV, Series 1999-1, Class A
3.431%, 09/29/31 144A (cost $2,435,944; purchased 10/26/01) (c) (g)	AAA	(d)	2,421	2,383,418
Sequoia Mortgage Trust, Series 8, Class 2A
2.71%, 08/20/32 (c)	Aaa		1,545	1,542,650
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A1
2.74%, 02/19/05 (c)	Aaa		756	756,786
Structured Asset Securities Corp. Series 2002-1A, Class 4A
6.093%, 02/25/32 (c)	Aaa		71	72,367
Series 2002-13, Class 3A1
2.98%, 06/25/17 (c)	Aaa		513	514,213
Series 2002-14A, Class 2A1
6.15%, 07/25/32 (c)	Aaa		148	148,488

Torrens Trust, Series 2000-1GA, Class A
2.663%, 07/15/31 144A (c)	Aaa	376	376,092
United Mortgage Securities Corp., Series 1993-1, Class AA
4.084%, 09/25/33 (c)	Aaa	344	344,266
Washington Mutual, Series 2002-AR11, Class A1
5.145%, 10/25/32 (c)	Aaa	533	539,261

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,751,367)			16,686,673

CORPORATE OBLIGATIONS – 5.4%
Automobile Manufacturers – 0.7%
Daimlerchrysler NA Holdings, Gtd. Notes
2.64%, 02/17/05 (c)	A3	2,200	2,201,327

Financial - Bank & Trust – 1.3%
Bank of America Corp., Sr. Notes
2.814%, 02/28/05 (c)	Aa2	4,000	4,003,683

Financial Services – 1.2%
Ford Motor Credit Co., Notes
7.60%, 08/01/05	A3	300	305,764
6.875%, 02/01/06	A3	1,100	1,128,399
General Motors Acceptance Corp., Notes
7.50%, 07/15/05	Baa1	600	610,045
Pemex Project Funding Master Trust, Gtd. Notes
7.375%, 12/15/14	Baa1	300	336,000
Phoenix Quake Ltd., Notes
4.47%, 07/03/08 144A (cost $700,000; purchased 06/18/03) (c)(g)	Baa3	700	724,241
Qwest Capital Funding Corp., Gtd. Notes
7.25%, 02/15/11	Caa2	717	691,905

			3,796,354

Insurance – 1.0%
Residential Reinsurance Ltd., Sec’d. Notes
7.35%, 06/08/06 144A (cost $3,000,000; purchased 05/22/03) (c) (g)	Ba2	3,000	2,925,914

Oil & Gas – 0.9%
El Paso Corp., Sr. Notes
7.75%, 01/15/32	Caa1	2,700	2,639,250

Telecommunications – 0.3%
Sprint Capital Corp., Gtd. Notes
6.125%, 11/15/08	Baa3	800	853,552

TOTAL CORPORATE OBLIGATIONS (Cost $16,304,295)			16,420,080

FOREIGN GOVERNMENT BONDS – 4.2%

Canadian Government (Canada)
5.75%, 06/01/33	Aaa	300	280,234
German Government (Germany)
5.625%, 01/04/28	Aaa	300	486,971
Republic of Brazil (Brazil)
3.063%, 04/15/06 [BRB] (c)	B2	264	265,286
3.125%, 04/15/09 [BRB] (c)	B2	228	226,129
8.299%, 06/29/09 (c)	B1	100	120,125
11.00%, 01/11/12 [BRB](c)	B2	3,670	4,404,000
6.188%, 04/15/12 [BRB] (c)	B1	88	84,857
8.00%, 04/15/14 [BRB]	B2	557	573,975
Republic of Panama (Panama)
9.375%, 07/23/12	Ba1	700	826,000
8.875%, 09/30/27	Ba1	700	780,500
Republic of Peru (Peru)
9.125%, 02/21/12	Ba3	800	924,000
Russian Federation (Russia)
5.00%, 03/31/30 (c)	Baa3	2,500	2,627,000

Spanish Government (Spain)
4.20%, 01/31/37	Aaa	300	399,885
United Mexican States (Mexico)
9.875%, 02/01/10	Baa2	200	245,700
6.375%, 01/16/13	Baa2	600	644,100
8.125%, 12/30/19	Baa2	100	120,600

TOTAL FOREIGN GOVERNMENT BONDS (Cost $11,586,448)
			13,009,362

MUNICIPAL BONDS – 0.7%
New Jersey
Tobacco Settlement Funding Corp. Revenue Bonds
4.375%, 06/01/19	Baa2	900	899,127
6.125%, 06/01/42	Baa2	1,200	1,145,052

TOTAL MUNICIPAL BONDS (Cost $1,843,002)			2,044,179

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 36.8%
Federal Home Loan Mortgage Corp.
5.00%, 11/01/18		1,864	1,895,528
6.00%, 02/01/16 - 01/01/34		4,587	4,746,883
7.827%, 07/01/30 (c)		16	16,093
8.50%, 08/01/24 - 12/01/25		86	93,691

Federal National Mortgage Assoc.
2.59%, 04/27/05		100	99,381
3.173%, 09/01/40 (c)		940	965,345
3.974%, 05/01/36 (c)		5,673	5,760,608
4.50%, [TBA]		1,000	998,438
4.537%, 01/01/28 (c)		80	81,374
5.00%, 09/01/17 - 03/01/34		36,037	36,614,463
5.00%, [TBA]		20,000	20,101,246
5.50%, 03/01/16 - 05/01/34		13,082	13,496,106
5.50%, [TBA]		18,700	19,097,286
5.937%, 11/01/11 (c)		4,347	4,687,021
6.00%, 11/01/16 - 03/01/33		3,275	3,429,192

Government National Mortgage Assoc.
3.375%, 05/20/30 (c)		551	546,701

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $111,928,086)			112,629,356

U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.8%
Federal Housing Authority
3.00%, 01/01/09		469	457,883
Small Business Administration
7.449%, 08/01/10		269	291,018
6.344%, 08/01/11		3,179	3,355,373
6.29%, 01/01/21		961	1,031,356
5.13%, 09/01/23		286	294,758

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,168,431)			5,430,388

U.S. TREASURY OBLIGATIONS – 13.6%
U.S. Treasury Bonds
8.875%, 02/15/19		500	729,571
U.S. Treasury Inflationary Bonds [TIPS]
3.375%, 01/15/07 (k)		700	885,266
3.625%, 01/15/08		300	382,298

3.875%, 01/15/09	9,600	12,393,741
4.25%, 01/15/10	1,100	1,436,603
0.875%, 04/15/10	6,700	6,659,886
3.50%, 01/15/11	4,800	5,947,362
3.00%, 07/15/12	2,300	2,716,175
1.875%, 07/15/13	200	213,639
2.00%, 07/15/14	4,900	5,134,290
2.375%, 01/15/25	300	327,133
U.S. Treasury Notes
3.50%, 12/15/09	5,000	4,959,575

TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,782,480)		41,785,539

	Shares
PREFERRED STOCK – 0.2%
Fannie Mae, 7.00% (Cost $560,000)	11,200	635,251

TOTAL LONG-TERM INVESTMENTS (Cost $206,779,710)		211,524,550

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 45.6%

Certificates of Deposit – 1.2%
Bank of America
2.61%, 04/20/05	$3,800	3,799,983

Commercial Paper – 28.8%
ASB Bank Ltd.
2.63%, 04/26/05 144A(cost $8,447,838; purchased 01/26/05)(h)	8,500	8,447,217
Bank of Ireland PLC
2.505%, 04/21/05 144A(cost $8,652,175; purchased 12/21/04)(h)	8,700	8,651,570
Barclays Capital
2.23%, 02/15/05	8,600	8,592,418
2.48%, 04/18/05	1,000	994,696
Danske Corp.
2.495%, 04/07/05	8,500	8,461,120
2.65%, 05/23/05	800	793,404
Dexia Delaware LLC
2.41%, 03/14/05	3,800	3,789,396
Ford Motor Co.
2.52%, 04/07/05	1,800	1,791,684
General Electric Capital Corp.
2.04%, 02/04/05	3,400	3,399,393
2.32%, 02/24/05	5,300	5,291,612
2.42%, 03/14/05	700	698,039
General Motors Acceptance Corp.
2.404%, 03/22/05	700	697,671
2.436%, 04/05/05	1,300	1,294,370
2.495%, 04/05/05	400	398,226
2.535%, 04/05/05	400	398,197
Ixis
2.56%, 04/22/05 144A(cost $4,176,107; purchased 01/13/05)(h)	4,200	4,175,808
2.605%, 05/18/05 144A(cost $3,671,620; purchased 01/06/05)(h)	3,700	3,671,352
Skandinaviska Enskilda Banken AB
2.70%, 05/27/05 144A(cost $1,685,338; purchased 01/27/05)(h)	1,700	1,685,210
Spintab AB
2.62%, 04/26/05	5,600	5,565,358
Swedbank
2.71%, 05/31/05	2,800	2,774,707
UBS Finance, Inc.
2.30%, 0 2/28/05	8,800	8,784,567
2.41%, 03/15/05	800	797,713

Westpac Trust
2.61%, 04/25/05	7,200	7,156,152

		88,309,880

	Shares
Registered Investment Companies – 1.8%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	2,736,172	2,736,172
BlackRock Provident Institutional Funds TempFund Portfolio (j)	2,736,171	2,736,171

		5,472,343

	Principal Amount (000)
U.S. Government Agency Obligations – 13.3%
Federal Home Loan Bank	$3,200	3,193,792
2.30%, 03/04/05 (n)	2,400	2,395,009
Federal Home Loan Mortgage Corp.
2.15%, 02/08/05 (n)	2,400	2,398,980
2.19%, 02/15/05 (n)	3,300	3,297,143
2.205%, 02/15/05 (n)	3,300	3,297,123
2.255%, 02/22/05 (n)	4,400	4,393,806
2.345%, 03/11/05 (n)	6,400	6,383,366
Federal National Mortgage Assoc.
2.11%, 03/01/05 (n)	2,300	2,296,163
2.13%, 03/03/05 (n)	300	299,440
2.49%, 04/06/05 (n)	8,500	8,461,785
2.39%, 04/15/05 (n)	1,900	1,890,666
2.57%, 04/20/05 (n)	2,300	2,287,029

		40,594,302

U.S. Treasury Obligations – 0.5%
U.S. Treasury Bills
2.17%, 03/03/05 (k)(n)	40	39,924
2.172%, 03/03/05 (k)(n)	30	29,943
2.175%, 03/03/05 (k)(n)	75	74,857
2.185%, 03/03/05 (k)(n)	35	34,933
2.118%, 03/17/05 (k)(n)	80	79,793
2.15%, 03/17/05 (k)(n)	220	219,382
2.15%, 03/17/05 (k)(n)	20	19,944
2.161%, 03/17/05 (k)(n)	40	39,887
2.205%, 03/17/05 (k)(n)	270	269,222
2.205%, 03/17/05 (k)(n)	360	358,963
2.21%, 03/17/05 (k)(n)	233	232,327

		1,399,175

	Number of Contracts/ Swap Notional Amount (000)
Options Purchased
Call Options
U.S. Treasury Note Futures, Strike Price @ $115, Expires 02/18/05*	7	5,688
U.S. Treasury Note Futures, Strike Price @ $116, Expires 02/18/05*	3	1,219

		6,907

Put Options
Eurodollar Futures, Strike Price @ $95.50, Expires 06/13/05*	75	469
Eurodollar Futures, Strike Price @ $95.875, Expires 6/13/05*	71	0
Eurodollar Futures, Strike Price @ $96.00, Expires 6/13/05*	150	937

Eurodollar Futures, Strike Price @ $96.25, Expires 6/13/05*	2	25

		1,431

		8,338

TOTAL SHORT-TERM INVESTMENTS (Cost $139,595,731)		139,584,021

Total Investments, Before Outstanding Options Written — 114.6% (Cost $346,375,441(p))		351,108,571

	Number of Contracts / Swap Notional Amount (000)
Outstanding Options Written
Call Options
U.S. Treasury Note Futures, Strike Price 113, Expires 05/20/05*	14	(8,312)
U.S. Treasury Note Futures, Strike Price 114, Expires 02/18/05*	242	(11,344)
U.S. Treasury Note Futures, Strike Price 114, Expires 05/20/05*	30	(9,844)
U.S. Treasury Note Futures, Strike Price 118, Expires 05/20/05*	3	(2,016)

		(31,516)

Put Options
U.S. Treasury Note Futures, Strike Price 108, Expires 02/18/05*	171	(2,672)
U.S. Treasury Note Futures, Strike Price 108, Expires 05/20/05*	55	(22,344)
3-Month Euro-Euribor Interest Future, Strike Price 97.75, Expires 06/13/05*	45	0
3-Month UK LIBOR Interest Future, Strike Price 94.25, Expires 06/15/05*	22	0

		(25,016)

TOTAL OUTSTANDING OPTIONS WRITTEN (Premium Received $185,568)		(56,532)

Total Investments, Net of Outstanding Options Written — 114.6% (Cost $346,189,873)		351,052,039
Liabilities in Excess of Other Assets — (14.6%)		(44,776,113)

Net Assets — 100.0%		$306,275,926

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

BRB	Brady Bond

BRC	Brazilian Real

CLP	Chilean Peso

EUR	Euro

HKD	Hong Kong Dollar

INR	Indonesian Rupiah

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

PEN	Peruvian Sol

PLZ	Polish Zloty

RUB	Russian Rouble

SGD	Singapore Dollar

SKK	Slovak Koruna

TBA	Securities purchased on a forward commitment basis

TIPS	Treasury Inflation Protection Securities

TWD	Taiwan Dollar

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $6,440,777. The aggregate value, $7,613,017 represents 2.49% of net assets.

(h)	Indicates a restricted security; the aggregate cost of the restricted securities is $26,633,078. The aggregate value, $26,631,157 is approximately 8.70% of net assets.

(j)	Security available to institutional investors only.

(k)	Securities with an aggregate market value of $1,759,605 have been segregated with the custodian to cover margin requirements for the following open futures contracts at January 31, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at January 31, 2005	Unrealized Appreciation (Depreciation)
Long Positions:
124	Euro Bund	Mar 05	19,267,972	19,385,405	$117,433
35	Euro Dollar	Jun 05	8,474,750	8,463,875	(10,875)
479	Euro Dollar	Sep 05	116,036,075	115,546,775	(489,300)
277	Euro Dollar	Dec 05	66,784,978	66,691,212	(93,766)
5	Japanese Government 10 Year Bond	Mar 05	4,426,483	4,497,930	71,447
537	U.S. Treasury 10 Year Note	Mar 05	59,780,407	60,286,640	506,233
1	U.S. Treasury 30 Year Bond	Mar 05	109,953	114,270	4,317

					$105,489

(n)	Rates shown are the effective yields at purchase date.

(p)	The United States federal income tax basis of the Fund’s investments was $346,456,560; accordingly, net unrealized appreciation on investments for federal income tax purposes was $4,652,011(gross unrealized appreciation of $5,286,340; gross unrealized depreciation of $634,329). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Forward foreign currency exchange contracts outstanding at January 31, 2005:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Feb 05	Buy	BRC	259,543	$90,244	$99,119	$8,875
Mar 05	Buy	BRC	300,000	104,475	114,569	10,094
Apr 05	Buy	BRC	122,000	43,409	46,592	3,183
Feb 05	Buy	CLP	61,773,000	104,082	106,157	2,075
Mar 05	Buy	CLP	60,602,000	102,239	104,145	1,906
Apr 05	Buy	HKD	655,000	84,380	84,348	(32)
Mar 05	Buy	INR	6,738,000	153,031	154,346	1,315
Mar 05	Buy	JPY	478,902,000	4,681,328	4,635,532	(45,796)
Feb 05	Buy	KRW	101,660,850	94,945	99,129	4,184
Mar 05	Buy	KRW	118,000,000	110,976	115,062	4,086
Apr 05	Buy	KRW	97,524,000	94,405	95,096	691
Feb 05	Buy	MXN	909,626	78,851	81,004	2,153
Mar 05	Buy	MXN	1,122,000	98,490	99,880	1,390
Feb 05	Buy	PEN	296,484	89,350	90,960	1,610
Mar 05	Buy	PEN	348,000	105,375	106,765	1,390
Feb 05	Buy	PLZ	271,430	82,735	86,997	4,262
Mar 05	Buy	PLZ	274,000	88,168	87,544	(624)
Feb 05	Buy	RUB	2,488,923	87,346	88,826	1,480
Mar 05	Buy	RUB	3,048,000	108,993	108,779	(214)
Apr 05	Buy	RUB	2,418,000	85,912	86,295	383
Feb 05	Buy	SGD	147,594	89,827	90,241	414
Mar 05	Buy	SGD	171,000	104,246	104,634	388
Apr 05	Buy	SGD	142,000	87,154	86,985	(169)
Feb 05	Buy	SKK	2,806,318	93,528	95,908	2,380
Mar 05	Buy	SKK	3,343,000	115,739	114,206	(1,533)
Feb 05	Buy	TWD	2,891,289	89,265	90,850	1,585
Mar 05	Buy	TWD	3,321,000	102,881	104,352	1,471

				$7,171,374	$7,178,321	$6,947

Sale Contract

Settlement Month	Type		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
Feb 05	Sell	EUR	1,944,000	$2,573,848	$2,534,459	$39,389

Interest rate swap agreements outstanding at January 31, 2005:

Description	Expiration Month/Year	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Receive variable rate payments on the Lehman Commercial Mortgage Backed Securities Index and pay fixed rate payment of 1.61% for the initial calculation period and variable rate payments thereafter on the one month LIBOR-BBA floating rate. (cost $0; purchased on 09/15/04)(g)(2)	Apr 05		$800	$2,939

Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate payments of 5.0%.(8)	Jun 15		$6,000	(71,493)

Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate payments of 5.0%.(4)	Jun 15		$9,100	(148,312)

Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate payments of 5.0%.(6)	Jun 15		$13,900	(211,332)

Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $27,427; purchased on 12/16/03)(g)(5)	Mar 07	EUR	5,100	175,299

Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $111,236; purchased on 03/10/04)(g)(2)	Jun 08	EUR	6,200	217,414

Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $54,324; purchased on 07/08/04 - 07/22/04)(g)(4)	Jun 34	EUR	1,300	160,889

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $31,046; purchased on 11/15/04)(g)(5)	Jun 34	EUR	400	35,010

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $9,368; purchased on 03/26/02)(g)(4)	Mar 32	EUR	1,500	174,798

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $15,509; purchased on 05/15/02 - 07/02/02)(g)(7)	Mar 32	EUR	1,300	139,099

Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR-BBA floating rate (cost $0; purchased on 06/16/04).(g)(7)	Jun 11	GBP	700	6,873

Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR-BBA floating rate (cost $0; purchased on 06/16/04).(g)(1)	Jun 11	GBP	1,100	10,800

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(4)	Mar 32	GBP	900	(26,625)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(7)	Mar 32	GBP	600	(21,566)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(6)	Jun 34	GBP	500	1,646

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(7)	Jun 34	GBP	200	(6,973)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%.(3)	Jun 12	JPY	130,000	(74,024)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%.(3)	Jun 12	JPY	129,100	(63,921)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%.(7)	Jun 12	JPY	250,000	(142,189)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%.(6)	Jun 12	JPY	130,000	(70,758)

				$87,574

Broker/Counterparty:

(1)	Barclays Bank PLC

(2)	Citigroup

(3)	Goldman Sachs

(4)	JP Morgan Chase & Co.

(5)	Merrill Lynch

(6)	Morgan Stanley

(7)	UBS - Warburg

(8)	Lehman Brothers

Credit default swap agreements outstanding at January 31, 2005:

Description	Expiration Month/Year	Notional Amount (000)	Unrealized Appreciation
Receive a fixed rate equal to 0.625% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 11.5% due 05/15/26. (cost $0; purchased on 05/14/04)(g)(6)	May 05	$200	$295

Receive a fixed rate equal to 0.65% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 7.5% due 04/08/33. (cost $0; purchased on 05/14/04)(g)(1)	May 05	100	155

Receive a fixed rate equal to 1.80% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/29. (cost $0; purchased on 05/30/03)(g)(6)	Jun 05	100	505

Receive a fixed rate equal to 1.10% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/27. (cost $0; purchased on 06/07/04)(g)(6)	Jun 05	300	699

Receive a fixed rate equal to 0.98% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.0% due 03/31/30.(cost $0; purchased on 08/03/04)(g)(4)	Aug 05	500	929

			$2,583

Broker/Counterparty:

(1)	Barclays Bank PLC

(4)	JP Morgan Chase & Co

(6)	Morgan Stanley

Strategic Partners Money Market Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(Unaudited)

	Principal Amount (000)	Value
COMMERCIAL PAPER – 48.3%
Alliance & Leicester PLC	$4,000	$3,952,983
2.73%, 07/06/05 144A(cost $3,952,983; purchased 01/05/05)(h)
Banco Bilbao Vizcayza Argentaria Puerto Rico	4,000	3,997,356
2.38%, 02/11/05(cost $3,997,356; purchased 01/12/05)(h)
Bank of Ireland	4,750	4,733,870
2.445%, 03/23/05 144A(cost $4,733,870; purchased 12/21/04)(h)
Citigroup Global Markets	4,500	4,500,000
2.52%, 02/07/05
Credit Suisse USA, Inc.	4,750	4,719,816
2.66%, 04/28/05 144A(cost $4,719,816; purchased 01/28/05)(h)
Goldman Sachs Group	3,200	3,200,000
2.53%, 02/01/05
Greenwich Capital Holdings	4,500	4,500,000
2.41%, 02/14/05 (c)
Irish Life & Permanent Corp.	4,800	4,758,860
2.55%, 06/02/05 144A(cost $4,758,860; purchased 12/07/04)(h)
KFW International Finance	4,000	3,971,720
2.52%, 05/13/05 144A(cost $3,971,720; purchased 11/29/04)(h)
Nationwide Building Society	4,800	4,798,152
2.31%, 02/07/05 144A(cost $4,798,152; purchased 12/06/04)(h)
San Paolo	4,500	4,499,134
2.31%, 02/04/05
Santander Century Hispanic Financial	5,500	5,483,716
2.09%, 03/24/05
Spintab AB	5,000	5,000,000
2.28%, 02/01/05
Swedish National Housing Finance	4,000	3,990,744
2.38%, 03/08/05 144A(cost $3,990,744; purchased 12/08/04)(h)
Total Capital	4,750	4,750,000
2.49%, 02/01/05 144A (cost $4,750,000; purchased 01/31/05)(h)
Unicredit Delaware, Inc.	4,800	4,794,965
2.36%, 02/17/05
Westpac Capital Corp.	5,300	5,293,631

2.06%, 02/22/05
TOTAL COMMERCIAL PAPER (Cost $76,944,947)		76,944,947

EURO TIME DEPOSITS – 20.9%
American Express Centurion Bank	4,750	4,750,000
2.54%, 02/01/05
Branch Banking & Trust	4,750	4,750,000
2.531%, 02/01/05
Calyon	4,750	4,750,000
2.33%, 02/02/05
Chase Manhattan Bank USA	4,750	4,750,000
2.51%, 02/01/05

Danske Bank AS (Cayman)	4,750	4,750,000
2.36%, 02/03/05
Deutsche Bank (Cayman)	4,750	4,750,000
2.51%, 02/01/05
Societe Generale (Canada)	4,750	4,750,000

2.54%, 02/01/05
TOTAL EURO TIME DEPOSITS (Cost $33,250,000)		33,250,000

CERTIFICATES OF DEPOSIT – 12.6%
Discover Bank	2,000	1,999,780
2.55%, 10/27/05
Lloyds TSB Bank PLC	5,000	4,997,964
2.60%, 04/25/05 (c)
Natexis Banque Populair Corp.	6,000	5,998,539
2.415%, 02/16/05 (c)
U.S. Bank NA	5,000	4,999,704
2.638%, 04/25/05 (c)
Wal-Mart Stores	2,000	2,019,141

5.199%, 06/01/05
TOTAL CERTIFICATES OF DEPOSIT (Cost $20,015,128)		20,015,128

PRIVATE PLACEMENTS – 5.4%
3M Co.	1,000	1,023,683
5.674%, 12/12/05 144A
American Honda Finance Corp.	5,500	5,500,000
2.46%, 03/21/05 144A (c)
HBOS Treasury Services PLC	2,000	2,000,940

2.65%, 04/12/05 144A (c)
TOTAL PRIVATE PLACEMENTS (Cost $8,524,623)		8,524,623

CORPORATE OBLIGATIONS – 4.3%
Bank of America Corp.	2,000	2,034,064
7.875%, 05/16/05
General Electric Capital Corp.	2,446	2,522,422
6.80%, 11/01/05
Lehman Brothers Holdings, Inc.	2,350	2,351,306

2.793%, 04/22/05 (c)
TOTAL CORPORATE OBLIGATIONS (Cost $6,907,792)		6,907,792

U.S. GOVERNMENT AGENCY OBLIGATION – 3.5%
Federal National Mortgage Assoc.
1.87%, 03/02/05
(Cost $5,491,715)	5,500	5,491,715

YANKEE CERTIFICATE OF DEPOSIT – 3.0%
Nordea Bank Finland NY
2.37%, 03/07/05
(Cost $4,800,000)	4,800	4,800,000

ASSET BACKED SECURITY – 1.6%
Daimler Chrysler Auto Trust Series 2005-A Cl-A1
2.634%, 01/08/06 144A
(Cost $2,500,000)	2,500	2,500,000

SOVEREIGN ISSUE – 1.2%
Canada
Ontario (Province of)

7.00%, 08/04/05
(Cost $1,841,744)	1,800	1,841,744

REGISTERED INVESTMENT COMPANIES

	Shares
BlackRock Provident Institutional Funds TempCash Portfolio(j)	11,846	11,846
BlackRock Provident Institutional Funds TempFund Portfolio(j)	11,846	11,846

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $23,692)		23,692

Total Investments — 100.8% (Cost $160,299,641) †		160,299,641
Liabilities in Excess of Other Assets — (0.8%)		(1,286,149)

Net Assets — 100.0%		$159,013,492

The following abbreviations are used throughout the Schedule of Investments:

144A Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

The following annotations are used throughout the Schedule of Investments:

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(h)	Security is restricted to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A Securities - see footnote below). At the end of the current reporting period, the aggregate cost of such securities was $39,673,501. The aggregate value of $39,673,501 is approximately 24.9% of net assets. The securities have been deemed to be liquid under procedures established by the Board of Directors.

(j)	Security available to institutional investors only.

The following is a breakdown of the money market portfolio by industry classification, as of January 31, 2005. Percentages are based on net assets.

Industry
Financial Services	29.3%
Euro Time Deposits	20.9
Bank	19.1
Certificates of Deposit	12.6
Industrial	7.1
Government Agency	3.7
U.S. Government	3.5
Yankee Certificates of Deposits	3.0
Asset Backed Securities	1.6

100.8
Liabilities in Excess of Other Assets	(0.8)

100.0%

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Mutual Funds, Inc.

By (Signature and Title)*	/s/ CLAUDIA DIGIACOMO
Claudia Digiacomo
Secretary of the Fund

Date	March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date	March 23, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 23, 2005

*	Print the name and title of each signing officer under his or her signature.